UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: July 31, 2014

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

July 31, 2014

Semi-Annual Repor t

QS Legg Mason

Target Retirement Series

QS Legg Mason Target Retirement 2015

QS Legg Mason Target Retirement 2020

QS Legg Mason Target Retirement 2025

QS Legg Mason Target Retirement 2030

QS Legg Mason Target Retirement 2035

QS Legg Mason Target Retirement 2040

QS Legg Mason Target Retirement 2045

QS Legg Mason Target Retirement 2050

QS Legg Mason Target Retirement Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objectives

The investment objective of each Fund in QS Legg Mason Target Retirement Series is to seek the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.

As a secondary objective, each Fund (except QS Legg Mason Target Retirement Fund) will seek to reduce volatility during its “Dynamic Rebalancing Period”.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS Legg Mason Target Retirement Series (formerly Legg Mason Target Retirement Series) for the six-month reporting period ended July 31, 2014. Please read on for performance information for each Fund and a detailed look at prevailing economic and market conditions during the Funds’ reporting period.

Special shareholder notice

The Funds’ Board of Trustees has determined that it is in the best interests of the QS Legg Mason Target Retirement Series and their shareholders to terminate the Funds. The Funds are expected to cease operations during the fourth quarter of 2014. In preparation for the termination of the Funds, at the discretion of the Funds’ portfolio management, the assets of the Funds will be liquidated and the Funds will cease to pursue their investment objectives.

Existing shareholders of the Funds who invest in the Funds through a systematic investment plan or payroll deduction or those investing through a 401(k) plan or retirement platform will be permitted to purchase shares of the Funds for a limited period of time while they select an investment alternative. Shares of the Funds are otherwise closed to purchases and incoming exchanges as of June 10, 2014, except for the reinvestment of dividends and distributions, if any.

Shareholders who elect to redeem their shares prior to the completion of the termination of a Fund will be redeemed in the ordinary course at the Fund’s net asset value per share. Fund shareholders may exchange their shares for shares of another fund in the Legg Mason mutual fund complex in accordance with the terms of the fund’s prospectus at any time prior to the Fund’s cessation of operations. Shareholders who exchange their shares for the same class of shares of other Legg Mason funds may do so without the imposition of a sales charge. Fund shareholders will not be subject to any applicable deferred sales charges resulting from the termination. Any applicable deferred sales charges will also be waived for shareholders who redeem their shares prior to the termination. Each shareholder who remains in a Fund until termination will receive a liquidating distribution equal to the aggregate net asset value of the shares of a fund that such shareholder then holds. Fund shareholders are encouraged to consider options that may be suitable for the reinvestment of their liquidation proceeds, including exchanging into another fund within the Legg Mason mutual fund complex.

The liquidation of the Funds will result in one or more taxable events for shareholders subject to federal income tax. Shareholders who hold their shares through an individual retirement account (IRA) should consult their tax advisers concerning the tax implications of a distribution, their eligibility to roll over a distribution and the procedures applicable to such rollovers. Other shareholders should likewise consult a personal tax adviser with respect to the effects of the termination of the Funds and of any associated distributions.

For more information regarding the termination of the Funds, please see the Funds’ prospectus.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

August 29, 2014

II	QS Legg Mason Target Retirement Series

Investment commentary

Economic review

Since the end of the Great Recession, the U.S. economy has expanded at a slower than usual pace, compared to recent history. U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce’s revised figures, was 4.5% during the third quarter of 2013, its best reading since the fourth quarter of 2011. At the beginning of the six months ended July 31, 2014 (the “reporting period”), the severe winter weather of January and February played a key role in a sharp reversal in the economy, a 2.1% contraction during the first quarter of 2014. This was the first negative GDP report in three years. Negative contributions were widespread: private inventory investment, exports, state and local government spending, nonresidential and residential fixed investment. Thankfully, this setback was very brief, as the second estimate for second quarter GDP growth, released after the reporting period ended, was 4.2%, suggesting the recovery has some resilience and continues to recover from the severe consequences of the Great Recession. The second quarter rebound in GDP growth was driven by several factors, including an acceleration in personal consumption expenditures, increased private inventory investment and exports, as well as an upturn in state and local government spending.

The U.S. manufacturing sector continued to support the economy during the reporting period. Based on figures for the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, U.S. manufacturing expanded during all six months of the reporting period (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). PMI peaked in July 2014, with a reading of 57.1, representing its highest reading since April 2011, and seventeen of the eighteen industries within the PMI expanded.

The U.S. job market improved during the reporting period. When the period began, unemployment, as reported by the U.S. Department of Labor, was 6.7%. Unemployment held steady in March 2014 and then fell to 6.3% in April, where it remained in May. The labor market then gathered additional momentum in June, as the unemployment rate fell to 6.1%, the lowest level since September 2008. The unemployment rate then ticked up to 6.2% in July 2014. Falling unemployment during the reporting period was partially due to a decline in the workforce participation rate, which was 62.9% in July 2014, close to its lowest level since 1978.

Growth outside the U.S. generally improved in developed countries. In its July 2014 World Economic Outlook Update, the International Monetary Fund (“IMF”) reported that “Leading indicators point to the global recovery regaining strength in the second quarter of 2014. This is consistent with the view that the unexpected weakness in the first quarter was in large part temporary, because the impact of factors such as harsh winter weather and inventory correction will disappear and policies have already responded to weaker growth, including in China.” From a regional perspective, the IMF forecasts 2014 growth will be 1.1% in the Eurozone, versus -0.4% in 2013. Japan’s economy is projected to expand 1.6% in 2014, compared to 1.5% in 2013. Elsewhere the IMF projects that overall growth in emerging market countries will slightly decelerate in 2014, with growth of 4.6% versus 4.7% in 2013.

QS Legg Mason Target Retirement Series	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. At its meeting in December 2012, prior to the beginning of the reporting period, the Fed announced that it would continue purchasing $40 billion per month of agency mortgage-backed securities (“MBS”), as well as initially purchasing $45 billion per month of longer-term Treasuries. Following the meeting that concluded on December 18, 2013, the Fed announced that it would begin tapering its monthly asset purchases, saying “Beginning in January 2014, the Committee will add to its holdings of agency MBS at a pace of $35 billion per month rather than $40 billion per month, and will add to its holdings of longer-term Treasury securities at a pace of $40 billion per month rather than $45 billion per month.”

At each of the Fed’s next five meetings (January, March, April, June and July 2014), it announced further $10 billion tapering of its asset purchases. Beginning in August, it will buy a total of $25 billion per month ($10 billion per month of agency MBS and $15 billion per month of longer-term Treasuries).

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)v took a number of actions to stimulate growth. In December 2013, before the beginning of the reporting period, the ECB cut rates from 0.50% to 0.25%, a new record low. On June 5, 2014, the ECB made a number of additional moves in an attempt to support the region’s economy and ward off deflation: the ECB reduced rates to a new low of 0.15%, and will now charge commercial banks 0.10% to keep money at the ECB. This “negative deposit rate” is aimed at encouraging commercial banks to lend some of their incremental cash which, in turn, could help to spur growth. In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, as did Japan at a range of zero to 0.10%, its lowest level since 2006. Elsewhere, the People’s Bank of China kept rates on hold at 6.0%.

Q. What factors impacted the U.S. stock market during the reporting period?

A. The U.S. stock market generated strong results during the reporting period. Stocks got off to a solid start as they rallied sharply in February 2014, given generally solid corporate profits and robust investor demand. The market was highly resilient and posted positive returns from March through June 2014. However, the market experienced a setback in July 2014, due to a number of macro issues, geopolitical concerns and expectations that the Fed may raise rates sooner than previously anticipated. For the six months ended July 31, 2014, the S&P 500 Indexvi gained 9.44%.

Looking at the U.S. stock market more closely, large-cap stocks generated the best returns during the six months ended July 31, 2014, with the Russell 1000 Indexvii returning 9.02%. In contrast, mid-cap stocks, as measured by the Russell Midcap Indexviii, returned 7.56% and small-cap stocks, as measured by the Russell 2000 Indexix, declined 0.30%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthx and Russell 3000 Valuexi Indices, returned 6.93% and 9.66%, respectively.

Q. How did the international stock markets perform during the reporting period?

A. International developed country stock markets, as measured by the MSCI EAFE Indexxii posted a 7.03% return but underperformed the S&P 500 Index during the six months ended July 31, 2014. Emerging market equities, as measured by the MSCI Emerging Markets Indexxiii returned 15.70% over the same period. After declining during each of the three months leading up to the beginning of the reporting period, emerging market equities rallied sharply as investor sentiment for these stocks improved.

Q. Did Treasury yields trend higher or lower during the six months ended July 31, 2014?

A. Short-term Treasury yields moved higher, whereas long-term Treasury yields declined during the reporting period. When the reporting period began, the yield on the two-year Treasury was 0.34%. It fell as low as 0.30% in early February 2014, and was as high as 0.56% on July 30, 2014, before ending the period at 0.53%. The yield on the ten-year Treasury began the period at 2.67%. It fell as low as 2.44% on May 28, 2014, peaked at 2.82% on April 2, 2014, and ended the period at 2.58%.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors generated positive results during the reporting period, rallying in February 2014, as investor demand was solid overall. The majority of spread sectors then modestly declined in March, as interest rates moved higher. The spread sectors then generated positive results from April through June, but then largely declined in July as rates again rose amid largely positive economic news. The overall bond market, as measured by the Barclays U.S. Aggregate Indexxiv, gained 2.16% during the six months ended July 31, 2014.

Q. How did the high-yield bond market perform over the six months ended July 31, 2014?

A. The U.S. high-yield bond market generated positive results during the reporting period, gaining 3.33% for the six months ended July 31, 2014. The asset class, as measured by the Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexxv, posted positive returns during each of the first five months covered by the reporting period. Supporting the high yield market was generally solid investor

IV	QS Legg Mason Target Retirement Series

demand and low defaults. However, weakening demand and geopolitical issues led to a setback in the asset class in July 2014.

Q. How did the emerging markets debt asset class perform over the reporting period?

A. Emerging markets debt was the best performing spread sector during the six months ended July 31, 2014. The asset class posted positive returns during each of the six months covered by the reporting period. Demand was strong overall as investors looked to generate incremental yield in the low interest rate environment. Overall, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)xvi gained 10.35% during the six months ended July 31, 2014.

QS Legg Mason Target Retirement Series	V

Investment commentary (cont’d)

QS Legg Mason Target Retirement Series

QS Legg Mason Target Retirement Series (the “QS Target Retirement Series”), formerly Legg Mason Target Retirement Series, consists of nine QS Legg Mason Target Retirement Funds (each a “Fund” and collectively the “Funds”). Each Fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. As a secondary objective, each Fund, except QS Legg Mason Target Retirement Fund (the “Retirement Fund”), will seek to reduce volatility during its “Dynamic Rebalancing Period,” which begins five years before a Fund’s target date and continues for five years afterward. QS Legg Mason Target Retirement 2015 (“Target 2015”) is currently in its Dynamic Rebalancing Period and seeks to reduce volatility as a secondary investment objective. The Dynamic Rebalancing Period for Target 2015 will end at the close of business on December 31, 2019. Each Fund is a “fund of funds” that invests in a combination of underlying funds representing a variety of asset classes and investment styles.

Each Fund is managed as an asset allocation program. The asset mix in each Fund, other than the Retirement Fund, is managed to a specific target date included in its name (intended to coincide, generally, with an investor’s retirement year) and is designed for investors expecting to retire or achieve another life event around the target date.

QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA”), formerly Legg Mason Global Asset Allocation, LLC, one of the Funds’ subadvisers, is responsible for implementation of each Fund’s overall asset allocation and the Dynamic Risk Management strategy described below. Western Asset Management Company (“Western Asset”), the Funds’ other subadviser, is responsible for managing the assets allocated to the Event Risk Management strategy, described below, for each Fund, except the Retirement Fund, during its Dynamic Rebalancing Period. Western Asset also manages each Fund’s cash and short-term instruments.

The Funds generally seek to maintain a certain Target Allocation. During the Dynamic Rebalancing Period, each Fund, except the Retirement Fund, may vary its allocation from the Target Allocation.

Over time, the underlying asset mix for the Funds, other than the Retirement Fund, will become more conservative based on a predetermined “glide path” or asset-allocation model. Once a Fund

(other than the Retirement Fund) reaches its most conservative planned allocation, approximately fifteen years after its target date, its asset mix will become static. The Retirement Fund is designed for investors close to or in their retirement years. The Retirement Fund seeks to achieve its investment objective by investing in a combination of underlying funds representing a variety of broad asset classes — equity, fixed income and inflation-hedging — and investment styles. The Retirement Fund generally maintains a static asset allocation model.

The Funds invest in underlying equity funds, including index-based exchange-traded funds (“ETFs”), that have a range of investment styles and focuses, including large- mid- and small-cap funds, growth- and value-oriented funds, international and emerging market equity funds, real return funds and funds that invest in real estate-related securities. The underlying fixed-income funds also have a range of investment focuses and include funds that invest primarily in investment grade or high-yield fixed-income securities. The underlying fixed-income funds generally invest in U.S. and non-U.S. issuers, including corporate, mortgage- and asset-backed, government and emerging market debt securities. The inflation-hedging funds include funds that invest in inflation-linked fixed income securities and hard assets.

During the Dynamic Rebalancing Period, a combination of risk management strategies will be implemented that will attempt to limit downside volatility within each Fund, other than the Retirement Fund. These strategies include Dynamic Risk Management and Event Risk Management. Dynamic Risk Management attempts to limit losses by allocating the Funds’ assets away from equity and long-term fixed-income funds. Dynamic Risk Management allocates a portion of the Funds’ assets into short term defensive instruments that are expected to decline in value less than riskier assets in the event of market declines and into index options and index futures contracts that are expected to increase in value in the event of market declines. Event Risk Management invests in options and futures that are expected to increase in value in the event of declines in the broad equity and bond markets during a short period of time. Through both strategies, the Funds give up some of the potential for high total return that could be achieved if the Funds were to follow their Target Allocation under positive market conditions. In exchange, these strategies are intended to result in less significant declines in the Funds’ net asset value (“NAV”)xvii under negative market conditions.

VI	QS Legg Mason Target Retirement Series

QS Legg Mason Target Retirement 2015

Performance review

For the six months ended July 31, 2014, Class A shares of QS Legg Mason Target Retirement 2015, excluding sales charges, returned 6.09%. The Fund’s primary benchmark, the Dow Jones Target 2015 Indexxviii, and its secondary benchmark, the Target Retirement 2015 Composite Indexxix, returned 3.87% and 5.72%, respectively, for the same period. The Lipper Mixed-Asset Target 2015 Funds Category Average1 returned 4.54% over the same time frame.

Performance Snapshot as of July 31, 2014 (unaudited)
(excluding sales charges)	6 months
QS Legg Mason Target Retirement 2015:
Class A	6.09%
Class C	5.69%
Class FI	6.15%
Class R	5.99%
Class I	6.26%
Dow Jones Target 2015 Index	3.87%
Target Retirement 2015 Composite Index	5.72%
Lipper Mixed-Asset Target 2015 Funds Category Average[1]	4.54%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2014, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 5.13%, 5.98%, 4.90%, 5.18% and 4.56%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual operating expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of exchange-traded funds, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2014, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 169 funds in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

QS Legg Mason Target Retirement Series	VII

Investment commentary (cont’d)

QS Legg Mason Target Retirement 2020

Performance review

For the six months ended July 31, 2014, Class A shares of QS Legg Mason Target Retirement 2020, excluding sales charges, returned 6.85%. The Fund’s primary benchmark, the Dow Jones Target 2020 Indexxviii, and its secondary benchmark, the Target Retirement 2020 Composite Indexxx, returned 4.58% and 6.09%, respectively, for the same period. The Lipper Mixed-Asset Target 2020 Funds Category Average1 returned 4.95% over the same time frame.

Performance Snapshot as of July 31, 2014 (unaudited)
(excluding sales charges)	6 months
QS Legg Mason Target Retirement 2020:
Class A	6.85%
Class C	6.48%
Class FI	6.91%
Class R	6.70%
Class I	7.01%
Dow Jones Target 2020 Index	4.58%
Target Retirement 2020 Composite Index	6.09%
Lipper Mixed-Asset Target 2020 Funds Category Average[1]	4.95%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2014, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 3.82%, 4.55%, 3.60%, 4.05% and 3.51%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual operating expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of exchange-traded funds, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2014, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 210 funds in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

VIII	QS Legg Mason Target Retirement Series

QS Legg Mason Target Retirement 2025

Performance review

For the six months ended July 31, 2014, Class A shares of QS Legg Mason Target Retirement 2025, excluding sales charges, returned 7.18%. The Fund’s primary benchmark, the Dow Jones Target 2025 Indexxviii, and its secondary benchmark, the Target Retirement 2025 Composite Indexxxi, returned 5.31% and 6.55%, respectively, for the same period. The Lipper Mixed-Asset Target 2025 Funds Category Average1 returned 5.69% over the same time frame.

Performance Snapshot as of July 31, 2014 (unaudited)
(excluding sales charges)	6 months
QS Legg Mason Target Retirement 2025:
Class A	7.18%
Class C	6.72%
Class FI	7.16%
Class R	7.03%
Class I	7.33%
Dow Jones Target 2025 Index	5.31%
Target Retirement 2025 Composite Index	6.55%
Lipper Mixed-Asset Target 2025 Funds Category Average[1]	5.69%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2014, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 2.98%, 3.76%, 2.67%, 3.16% and 2.63%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual operating expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of exchange-traded funds, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2014, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 176 funds in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

QS Legg Mason Target Retirement Series	IX

Investment commentary (cont’d)

QS Legg Mason Target Retirement 2030

Performance review

For the six months ended July 31, 2014, Class A shares of QS Legg Mason Target Retirement 2030, excluding sales charges, returned 7.27%. The Fund’s primary benchmark, the Dow Jones Target 2030 Indexxviii, and its secondary benchmark, the Target Retirement 2030 Composite Indexxxii, returned 6.01% and 7.00%, respectively, for the same period. The Lipper Mixed-Asset Target 2030 Funds Category Average1 returned 6.09% over the same time frame.

Performance Snapshot as of July 31, 2014 (unaudited)
(excluding sales charges)	6 months
QS Legg Mason Target Retirement 2030:
Class A	7.27%
Class C	6.90%
Class FI	7.27%
Class R	7.28%
Class I	7.50%
Dow Jones Target 2030 Index	6.01%
Target Retirement 2030 Composite Index	7.00%
Lipper Mixed-Asset Target 2030 Funds Category Average[1]	6.09%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2014, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 3.84%, 4.74%, 3.67%, 4.15% and 3.66%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual operating expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of exchange-traded funds, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2014, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 212 funds in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

X	QS Legg Mason Target Retirement Series

QS Legg Mason Target Retirement 2035

Performance review

For the six months ended July 31, 2014, Class A shares of QS Legg Mason Target Retirement 2035, excluding sales charges, returned 7.45%. The Fund’s primary benchmark, the Dow Jones Target 2035 Indexxviii, and its secondary benchmark, the Target Retirement 2035 Composite Indexxxiii, returned 6.62% and 7.53%, respectively, for the same period. The Lipper Mixed-Asset Target 2035 Funds Category Average1 returned 6.51% over the same time frame.

Performance Snapshot as of July 31, 2014 (unaudited)
(excluding sales charges)	6 months
QS Legg Mason Target Retirement 2035:
Class A	7.45%
Class C	7.01%
Class FI	7.46%
Class R	7.31%
Class I	7.60%
Dow Jones Target 2035 Index	6.62%
Target Retirement 2035 Composite Index	7.53%
Lipper Mixed-Asset Target 2035 Funds Category Average[1]	6.51%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2014, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 3.74%, 4.51%, 3.43%, 3.99% and 3.46%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual operating expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of exchange-traded funds, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2014, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 166 funds in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

QS Legg Mason Target Retirement Series	XI

Investment commentary (cont’d)

QS Legg Mason Target Retirement 2040

Performance review

For the six months ended July 31, 2014, Class A shares of QS Legg Mason Target Retirement 2040, excluding sales charges, returned 7.68%. The Fund’s primary benchmark, the Dow Jones Target 2040 Indexxviii, and its secondary benchmark, the Target Retirement 2040 Composite Indexxxiv, returned 7.08% and 8.15%, respectively, for the same period. The Lipper Mixed-Asset Target 2040 Funds Category Average1 returned 6.66% over the same time frame.

Performance Snapshot as of July 31, 2014 (unaudited)
(excluding sales charges)	6 months
QS Legg Mason Target Retirement 2040:
Class A	7.68%
Class C	7.33%
Class FI	7.67%
Class R	7.46%
Class I	7.82%
Dow Jones Target 2040 Index	7.08%
Target Retirement 2040 Composite Index	8.15%
Lipper Mixed-Asset Target 2040 Funds Category Average[1]	6.66%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2014, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 4.23%, 5.01%, 3.94%, 4.44% and 3.93%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual operating expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of exchange-traded funds, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2014, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 201 funds in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

XII	QS Legg Mason Target Retirement Series

QS Legg Mason Target Retirement 2045

Performance review

For the six months ended July 31, 2014, Class A shares of QS Legg Mason Target Retirement 2045, excluding sales charges, returned 7.77%. The Fund’s primary benchmark, the Dow Jones Target 2045 Indexxviii, and its secondary benchmark, the Target Retirement 2045 Composite Indexxxv, returned 7.35% and 8.22%, respectively, for the same period. The Lipper Mixed-Asset Target 2045 Funds Category Average1 returned 6.85% over the same time frame.

Performance Snapshot as of July 31, 2014 (unaudited)
(excluding sales charges)	6 months
QS Legg Mason Target Retirement 2045:
Class A	7.77%
Class C	7.35%
Class FI	7.72%
Class R	7.62%
Class I	7.92%
Dow Jones Target 2045 Index	7.35%
Target Retirement 2045 Composite Index	8.22%
Lipper Mixed-Asset Target 2045 Funds Category Average[1]	6.85%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2014, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 6.18%, 6.90%, 5.92%, 6.11% and 5.86%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual operating expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of exchange-traded funds, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2014, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 166 funds in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

QS Legg Mason Target Retirement Series	XIII

Investment commentary (cont’d)

QS Legg Mason Target Retirement 2050

Performance review

For the six months ended July 31, 2014, Class A shares of QS Legg Mason Target Retirement 2050, excluding sales charges, returned 7.91%. The Fund’s primary benchmark, the Dow Jones Target 2050 Indexxviii, and its secondary benchmark, the Target Retirement 2050 Composite Indexxxvi, returned 7.40% and 8.22%, respectively, for the same period. The Lipper Mixed-Asset Target 2050 Funds Category Average1 returned 6.92% over the same time frame.

Performance Snapshot as of July 31, 2014 (unaudited)
(excluding sales charges)	6 months
QS Legg Mason Target Retirement 2050:
Class A	7.91%
Class C	7.49%
Class FI	7.92%
Class R	7.81%
Class I	8.05%
Dow Jones Target 2050 Index	7.40%
Target Retirement 2050 Composite Index	8.22%
Lipper Mixed-Asset Target 2050 Funds Category Average[1]	6.92%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2014, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 5.83%, 6.70%, 5.59% 5.85% and 5.59%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual operating expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of exchange-traded funds, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2014, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 188 funds in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

XIV	QS Legg Mason Target Retirement Series

QS Legg Mason Target Retirement Fund

Performance review

For the six months ended July 31, 2014, Class A shares of QS Legg Mason Target Retirement Fund, excluding sales charges, returned 5.71%. The Fund’s primary benchmarks, the Russell 3000 Indexxxvii, the MSCI EAFE Index (Gross) and the Barclays U.S. Aggregate Indexxiv, and its secondary benchmark, the Target Retirement Fund Composite Indexxxviii, returned 8.25%, 7.40%, 2.16% and 4.53%, respectively, for the same period. The Lipper Mixed-Asset Target Today Funds Category Average1 returned 3.79% over the same time frame.

Performance Snapshot as of July 31, 2014 (unaudited)
(excluding sales charges)	6 months
QS Legg Mason Target Retirement Fund:
Class A	5.71%
Class C	5.25%
Class FI	5.72%
Class R	5.53%
Class I	5.81%
Russell 3000 Index	8.25%
MSCI EAFE Index (Gross)	7.40%
Barclays U.S. Aggregate Index	2.16%
Target Retirement Fund Composite Index	4.53%
Lipper Mixed-Asset Target Today Funds Category Average[1]	3.79%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2014, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 4.05%, 4.94%, 3.92%, 4.25% and 3.95%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual operating expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of exchange-traded funds, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

August 29, 2014

RISKS: Mutual funds are subject to risk, including possible loss of principal. Because these Funds have exposure to both stocks and bonds through the underlying funds in which they invest, the Funds may underperform stock funds when stocks are in favor, and underperform bond funds when bonds are in favor. Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Funds’ share prices. International stocks are subject to certain risks, including currency fluctuations and changes in political and economic conditions; these risks are heightened for investments in emerging markets; small and mid-cap stocks often experience sharper price fluctuations than stocks of large-cap companies; high-yield securities are lower-rated issues and inherently more risky than higher-rated securities. The Funds’ net asset values will fluctuate and are not guaranteed.

Each Fund in the Target Retirement Series is a “fund of funds” — meaning it invests in other underlying funds. There are additional risks and other expenses associated with funds that invest in other mutual funds rather than directly in portfolio securities. In addition to a Fund’s operating expenses, an investment will indirectly bear the operating expenses of the underlying funds. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. This may lead to the distribution of higher capital gains to shareholders, increasing their tax liability. Certain of the underlying funds may sell securities short. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. Investment in underlying funds that invest in real estate-related securities (including real estate investment trusts) expose a fund to risk similar to investing directly in

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2014, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 136 funds in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

QS Legg Mason Target Retirement Series	XV

Investment commentary (cont’d)

real estate. The value of these underlying investments may be affected by changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment. In addition, some of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Funds’ prospectus for more information on these and other risks, and the Funds’ investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the U.S. manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vi	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vii

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

viii

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

ix

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

[x]

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

xi

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xii	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.
xiii	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

xiv

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

xv

The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xvi

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xvii

Net asset value (“NAV”) is the dollar value of a single mutual fund share, based on the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. NAV is calculated at the end of each business day.

xviii

The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes.

xix

The Target Retirement 2015 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2014. The Composite Index combines returns from the MSCI EAFE Index (24.19%), Russell 1000 Index (22.76%), Barclays U.S. Aggregate Index (22.24%), Barclays Global Aggregate ex-USD Index (15%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%), MSCI Emerging Markets Index (4.54%) and Barclays U.S. Corporate High Yield — 2% Issuer Cap Index (1.27%). The Barclays Global Aggregate ex-USD Index tracks an international basket of government, corporate, agency and mortgage-related bonds. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

XVI	QS Legg Mason Target Retirement Series

xx

The Target Retirement 2020 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2014. The Composite Index combines returns from the Russell 1000 Index (27.66%), MSCI EAFE Index (25.97%), Barclays U.S. Aggregate Index (15.58%), Barclays Global Aggregate ex-USD Index (15%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%), MSCI Emerging Markets Index (4.03%), JPMorgan Emerging Markets Bond Index Plus (1.24%) and Barclays U.S. Corporate High Yield — 2% Issuer Cap Index (0.52%). The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xxi

The Target Retirement 2025 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2014. The Composite Index combines returns from the Russell 1000 Index (33.12%), MSCI EAFE Index (26.95%), Barclays Global Aggregate ex-USD Index (12.52%), Barclays U.S. Aggregate Index (10.53%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%), JPMorgan Emerging Markets Bond Index Plus (3.08%), MSCI Emerging Markets Index (3.05%) and Barclays U.S. Corporate High Yield — 2% Issuer Cap Index (0.75%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xxii

The Target Retirement 2030 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2014. The Composite Index combines returns from the Russell 1000 Index (41.43%), MSCI EAFE Index (28.08%), Barclays U.S. Aggregate Index (6.77%), FTSE NAREIT All REITs Index (5%), JPMorgan Emerging Markets Bond Index Plus (5%), Russell 2000 Index (5%), Barclays Global Aggregate ex-USD Index (4.97%), MSCI Emerging Markets Index (1.92%) and Barclays U.S. Corporate High Yield — 2% Issuer Cap Index (1.83%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xxiii

The Target Retirement 2035 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2014. The Composite Index combines returns from the Russell 1000 Index (52%), MSCI EAFE Index (28.27%), FTSE NAREIT All REITs Index (5%), JPMorgan Emerging Markets Bond Index Plus (5%), Russell 2000 Index (5%), Barclays U.S. Aggregate Index (3%) and MSCI Emerging Markets Index (1.73%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xxiv

The Target Retirement 2040 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2014. The Composite Index combines returns from the Russell 1000 Index (51%), MSCI EAFE Index (25.66%), Russell 2000 Index (7.57%), FTSE NAREIT All REITs Index (5%), MSCI Emerging Markets Index (4.34%), JPMorgan Emerging Markets Bond Index Plus (3.43%) and Barclays U.S. Aggregate Index (3%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xxv

The Target Retirement 2045 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2014. The Composite Index combines returns from the Russell 1000 Index (51%), MSCI EAFE Index (25.66%), Russell 2000 Index (7.57%), FTSE NAREIT All REITs Index (5%), MSCI Emerging Markets Index (4.34%), JPMorgan Emerging Markets Bond Index Plus (3.43%) and Barclays U.S. Aggregate Index (3%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xxvi

The Target Retirement 2050 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2014. The Composite Index combines returns from the Russell 1000 Index (51%), MSCI EAFE Index (25.66%), Russell 2000 Index (7.57%), FTSE NAREIT All REITs Index (5%), MSCI Emerging Markets Index (4.34%), JPMorgan Emerging Markets Bond Index Plus (3.43%) and Barclays U.S. Aggregate Index (3%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xxvii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

xxviii

The Target Retirement Fund Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2014. The Composite Index combines returns from the Barclays U.S. Aggregate Index (42.18%), Barclays Global Aggregate ex-USD Index (15%), MSCI EAFE Index (13.91%), Russell 1000 Index (8.3%), Barclays U.S. Corporate High Yield — 2% Issuer Cap Index (7.39%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%) and MSCI Emerging Markets Index (3.22%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

QS Legg Mason Target Retirement Series	XVII

Funds at a glance (unaudited)

QS Legg Mason Target Retirement 2015 Breakdown† (%) as of — July 31, 2014

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
25.8 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-backed Securities Collateralized Mortgage Obligations U.S. Government & Agency Obligations Asset-backed Securities
13.3 Legg Mason Global Asset Management Trust — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Municipal Bonds
8.3 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Discretionary Consumer Staples Health Care
6.1 Legg Mason Global Asset Management Trust — QS Batterymarch International Equity Fund, Class IS Shares	Financials Consumer Discretionary Health Care Industrials Consumer Staples
6.1 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Industrials Materials Information Technology Consumer Discretionary
5.1 Legg Mason Global Asset Management Trust — QS Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments In Underlying Funds Financials Consumer Discretionary Information Technology
5.1 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Producer Durables Technology
4.9 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Diversified REITs Health Care REITs Hotel & Resorts REITs Industrial REITs Office REITs
2.9 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Information Technology Financials Energy Materials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
2.8 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials
2.8 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Energy
2.7 Legg Mason Partners Equity Trust — QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Health Care Industrials
2.7 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Industrials Energy Health Care
2.6 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Energy Consumer Discretionary Industrials Materials Financials
2.5 Legg Mason Global Asset Management Trust — QS Batterymarch Emerging Markets Fund, Class IS Shares	Financials Consumer Discretionary Materials Telecommunication Services Consumer Staples
2.2 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Health Care Producer Durables Consumer Staples
1.9 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Technology Consumer Discretionary Producer Durables Health Care
1.6 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares	Financials Oil & Gas Industrials Technology Consumer Goods
0.6 Purchased Options

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	1

Funds at a glance (unaudited) (cont’d)

QS Legg Mason Target Retirement 2020 Breakdown† (%) as of — July 31, 2014

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
21.9 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-backed Securities Collateralized Mortgage Obligations U.S. Government & Agency Obligations Asset-backed Securities
13.4 Legg Mason Global Asset Management Trust — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Municipal Bonds
9.2 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Discretionary Consumer Staples Health Care
6.9 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Industrials Materials Information Technology Consumer Discretionary
6.9 Legg Mason Global Asset Management Trust — QS Batterymarch International Equity Fund, Class IS Shares	Financials Consumer Discretionary Health Care Industrials Consumer Staples
5.9 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Producer Durables Technology
5.1 Legg Mason Global Asset Management Trust — QS Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments In Underlying Funds Financials Consumer Discretionary Information Technology
4.8 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Diversified REITs Health Care REITs Hotel & Resorts REITs Industrial REITs Office REITs
3.2 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
3.2 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Energy
3.2 Legg Mason Partners Equity Trust — QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Health Care Industrials
3.2 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Industrials Energy Health Care
2.9 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Information Technology Financials Energy Materials
2.6 Legg Mason Global Asset Management Trust — QS Batterymarch Emerging Markets Fund, Class IS Shares	Financials Consumer Discretionary Materials Telecommunication Services Consumer Staples
2.6 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Health Care Producer Durables Consumer Staples
1.9 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Technology Consumer Discretionary Producer Durables Health Care
1.7 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares	Financials Oil & Gas Industrials Technology Consumer Goods
1.4 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Energy Consumer Discretionary Industrials Materials Financials

2	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

QS Legg Mason Target Retirement 2025 Breakdown† (%) as of — July 31, 2014

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
16.4 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-backed Securities Collateralized Mortgage Obligations U.S. Government & Agency Obligations Asset-backed Securities
13.9 Legg Mason Global Asset Management Trust — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Municipal Bonds
9.9 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Discretionary Consumer Staples Health Care
7.4 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Industrials Materials Information Technology Consumer Discretionary
7.4 Legg Mason Global Asset Management Trust — QS Batterymarch International Equity Fund, Class IS Shares	Financials Consumer Discretionary Health Care Industrials Consumer Staples
7.1 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Producer Durables Technology
4.9 Legg Mason Global Asset Management Trust — QS Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments In Underlying Funds Financials Consumer Discretionary Information Technology
4.8 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Diversified REITs Health Care REITs Hotel & Resorts REITs Industrial REITs Office REITs
3.9 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
3.8 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Energy
3.8 Legg Mason Partners Equity Trust — QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Health Care Industrials
3.8 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Industrials Energy Health Care
3.1 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Health Care Producer Durables Consumer Staples
2.8 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Information Technology Financials Energy Materials
2.4 Legg Mason Global Asset Management Trust — QS Batterymarch Emerging Markets Fund, Class IS Shares	Financials Consumer Discretionary Materials Telecommunication Services Consumer Staples
1.9 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Technology Consumer Discretionary Producer Durables Health Care
1.6 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares	Financials Oil & Gas Industrials Technology Consumer Goods
0.7 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class IS Shares	Sovereign Bonds Energy Materials Telecommunication Services Utilities
0.4 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Energy Consumer Discretionary Industrials Materials Financials

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	3

Funds at a glance (unaudited) (cont’d)

QS Legg Mason Target Retirement 2030 Breakdown† (%) as of — July 31, 2014

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
13.5 Legg Mason Global Asset Management Trust — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Municipal Bonds
10.8 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Discretionary Consumer Staples Health Care
10.3 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-backed Securities Collateralized Mortgage Obligations U.S. Government & Agency Obligations Asset-backed Securities
9.0 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Producer Durables Technology
8.2 Legg Mason Global Asset Management Trust — QS Batterymarch International Equity Fund, Class IS Shares	Financials Consumer Discretionary Health Care Industrials Consumer Staples
8.1 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Industrials Materials Information Technology Consumer Discretionary
5.0 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Diversified REITs Health Care REITs Hotel & Resorts REITs Industrial REITs Office REITs
5.0 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials
5.0 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Industrials Energy Health Care

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
4.9 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Energy
4.9 Legg Mason Partners Equity Trust — QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Health Care Industrials
3.9 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Health Care Producer Durables Consumer Staples
3.0 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Information Technology Financials Energy Materials
2.6 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class IS Shares	Sovereign Bonds Energy Materials Telecommunication Services Utilities
2.0 Legg Mason Global Asset Management Trust — QS Batterymarch Emerging Markets Fund, Class IS Shares	Financials Consumer Discretionary Materials Telecommunication Services Consumer Staples
1.9 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Technology Consumer Discretionary Producer Durables Health Care
1.3 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares	Financials Oil & Gas Industrials Technology Consumer Goods
0.6 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Energy Consumer Discretionary Industrials Materials Financials

4	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

QS Legg Mason Target Retirement 2035 Breakdown† (%) as of — July 31, 2014

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
11.5 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Discretionary Consumer Staples Health Care
11.2 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Producer Durables Technology
8.5 Legg Mason Global Asset Management Trust — QS Batterymarch International Equity Fund, Class IS Shares	Financials Consumer Discretionary Health Care Industrials Consumer Staples
8.5 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Industrials Materials Information Technology Consumer Discretionary
7.0 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-backed Securities Collateralized Mortgage Obligations U.S. Government & Agency Obligations Asset-backed Securities
6.3 Legg Mason Global Asset Management Trust — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Municipal Bonds
6.0 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Energy
6.0 Legg Mason Partners Equity Trust — QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Health Care Industrials
6.0 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Industrials Energy Health Care

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
5.9 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials
5.1 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Diversified REITs Health Care REITs Hotel & Resorts REITs Industrial REITs Office REITs
4.8 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Health Care Producer Durables Consumer Staples
4.7 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class IS Shares	Sovereign Bonds Energy Materials Telecommunication Services Utilities
3.1 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Information Technology Financials Energy Materials
2.0 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Technology Consumer Discretionary Producer Durables Health Care
1.4 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Energy Consumer Discretionary Industrials Materials Financials
1.2 Legg Mason Global Asset Management Trust — QS Batterymarch Emerging Markets Fund, Class IS Shares	Financials Consumer Discretionary Materials Telecommunication Services Consumer Staples
0.8 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares	Financials Oil & Gas Industrials Technology Consumer Goods

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	5

Funds at a glance (unaudited) (cont’d)

QS Legg Mason Target Retirement 2040 Breakdown† (%) as of — July 31, 2014

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
14.4 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Producer Durables Technology
11.7 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Discretionary Consumer Staples Health Care
8.8 Legg Mason Global Asset Management Trust — QS Batterymarch International Equity Fund, Class IS Shares	Financials Consumer Discretionary Health Care Industrials Consumer Staples
8.7 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Industrials Materials Information Technology Consumer Discretionary
7.6 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Industrials Energy Health Care
7.6 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Energy
7.6 Legg Mason Partners Equity Trust — QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Health Care Industrials
7.6 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials
6.2 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Health Care Producer Durables Consumer Staples
5.2 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Diversified REITs Health Care REITs Hotel & Resorts REITs Industrial REITs Office REITs

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
4.2 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class IS Shares	Sovereign Bonds Energy Materials Telecommunication Services Utilities
3.1 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Information Technology Financials Energy Materials
2.6 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-backed Securities Collateralized Mortgage Obligations U.S. Government & Agency Obligations Asset-backed Securities
2.0 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Technology Consumer Discretionary Producer Durables Health Care
1.1 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Energy Consumer Discretionary Industrials Materials Financials
1.0 Legg Mason Global Asset Management Trust — QS Batterymarch Emerging Markets Fund, Class IS Shares	Financials Consumer Discretionary Materials Telecommunication Services Consumer Staples
0.6 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares	Financials Oil & Gas Industrials Technology Consumer Goods

6	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

QS Legg Mason Target Retirement 2045 Breakdown† (%) as of — July 31, 2014

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
14.5 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Producer Durables Technology
10.5 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Discretionary Consumer Staples Health Care
7.8 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Energy
7.7 Legg Mason Partners Equity Trust — QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Health Care Industrials
7.7 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials
7.4 Legg Mason Global Asset Management Trust — QS Batterymarch International Equity Fund, Class IS Shares	Financials Consumer Discretionary Health Care Industrials Consumer Staples
7.2 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Industrials Materials Information Technology Consumer Discretionary
7.1 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Industrials Energy Health Care
6.2 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Health Care Producer Durables Consumer Staples
5.1 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Diversified REITs Health Care REITs Hotel & Resorts REITs Industrial REITs Office REITs

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
4.6 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Information Technology Financials Energy Materials
3.5 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class IS Shares	Sovereign Bonds Energy Materials Telecommunication Services Utilities
3.1 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-backed Securities Collateralized Mortgage Obligations U.S. Government & Agency Obligations Asset-backed Securities
3.1 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Technology Consumer Discretionary Producer Durables Health Care
2.7 Legg Mason Global Asset Management Trust — QS Batterymarch Emerging Markets Fund, Class IS Shares	Financials Consumer Discretionary Materials Telecommunication Services Consumer Staples
1.8 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares	Financials Oil & Gas Industrials Technology Consumer Goods

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	7

Funds at a glance (unaudited) (cont’d)

QS Legg Mason Target Retirement 2050 Breakdown† (%) as of — July 31, 2014

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
14.4 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Producer Durables Technology
10.4 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Discretionary Consumer Staples Health Care
7.7 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials
7.7 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Industrials Energy Health Care
7.7 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Energy
7.7 Legg Mason Partners Equity Trust — QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Health Care Industrials
7.3 Legg Mason Global Asset Management Trust — QS Batterymarch International Equity Fund, Class IS Shares	Financials Consumer Discretionary Health Care Industrials Consumer Staples
7.2 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Industrials Materials Information Technology Consumer Discretionary
6.2 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Health Care Producer Durables Consumer Staples
5.1 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Diversified REITs Health Care REITs Hotel & Resorts REITs Industrial REITs Office REITs

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
4.5 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Information Technology Financials Energy Materials
3.4 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class IS Shares	Sovereign Bonds Energy Materials Telecommunication Services Utilities
3.1 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-backed Securities Collateralized Mortgage Obligations U.S. Government & Agency Obligations Asset-backed Securities
3.0 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Technology Consumer Discretionary Producer Durables Health Care
2.8 Legg Mason Global Asset Management Trust — QS Batterymarch Emerging Markets Fund, Class IS Shares	Financials Consumer Discretionary Materials Telecommunication Services Consumer Staples
1.8 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares	Financials Oil & Gas Industrials Technology Consumer Goods

8	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

QS Legg Mason Target Retirement Fund Breakdown† (%) as of — July 31, 2014

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
40.6 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-backed Securities Collateralized Mortgage Obligations U.S. Government & Agency Obligations Asset-backed Securities
13.8 Legg Mason Global Asset Management Trust — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Municipal Bonds
6.8 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Energy Consumer Discretionary Industrials Materials Financials
5.3 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Discretionary Consumer Staples Health Care
5.2 Legg Mason Global Asset Management Trust — QS Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments In Underlying Funds Financials Consumer Discretionary Information Technology
4.9 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Diversified REITs Health Care REITs Hotel & Resorts REITs Industrial REITs Office REITs
3.9 Legg Mason Global Asset Management Trust — QS Batterymarch International Equity Fund, Class IS Shares	Financials Consumer Discretionary Health Care Industrials Consumer Staples
3.9 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Industrials Materials Information Technology Consumer Discretionary
2.9 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Information Technology Financials Energy Materials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
2.1 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Producer Durables Technology
1.9 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Technology Consumer Discretionary Producer Durables Health Care
1.9 Legg Mason Global Asset Management Trust — QS Batterymarch Emerging Markets Fund, Class IS Shares	Financials Consumer Discretionary Materials Telecommunication Services Consumer Staples
1.5 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares	Financials Oil & Gas Industrials Technology Consumer Goods
1.1 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Energy
1.1 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Industrials Energy Health Care
1.1 Legg Mason Partners Equity Trust — QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Health Care Industrials
1.1 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials
0.9 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Health Care Producer Durables Consumer Staples

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	9

Funds expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2014 and held for the six months ended July 31, 2014.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Legg Mason Target Retirement 2015	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Legg Mason Target Retirement 2015	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	6.09%	$1,000.00	$1,060.90	0.56%	$2.86	Class A	5.00%	$1,000.00	$1,022.02	0.56%	$2.81
Class C	5.69	1,000.00	1,056.90	1.31	6.68	Class C	5.00	1,000.00	1,018.30	1.31	6.56
Class FI	6.15	1,000.00	1,061.50	0.45	2.30	Class FI	5.00	1,000.00	1,022.56	0.45	2.26
Class R	5.99	1,000.00	1,059.90	0.81	4.14	Class R	5.00	1,000.00	1,020.78	0.81	4.06
Class I	6.26	1,000.00	1,062.60	0.25	1.28	Class I	5.00	1,000.00	1,023.55	0.25	1.25

[1]	For the six months ended July 31, 2014.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

10	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2014 and held for the six months ended July 31, 2014.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Legg Mason Target Retirement 2020	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Legg Mason Target Retirement 2020	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	6.85%	$1,000.00	$1,068.50	0.55%	$2.82	Class A	5.00%	$1,000.00	$1,022.07	0.55%	$2.76
Class C	6.48	1,000.00	1,064.80	1.30	6.66	Class C	5.00	1,000.00	1,018.35	1.30	6.51
Class FI	6.91	1,000.00	1,069.10	0.56	2.87	Class FI	5.00	1,000.00	1,022.02	0.56	2.81
Class R	6.70	1,000.00	1,067.00	0.80	4.10	Class R	5.00	1,000.00	1,020.83	0.80	4.01
Class I	7.01	1,000.00	1,070.10	0.25	1.28	Class I	5.00	1,000.00	1,023.55	0.25	1.25

[1]	For the six months ended July 31, 2014.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	11

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2014 and held for the six months ended July 31, 2014.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Legg Mason Target Retirement 2025	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Legg Mason Target Retirement 2025	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	7.18%	$1,000.00	$1,071.80	0.54%	$2.77	Class A	5.00%	$1,000.00	$1,022.12	0.54%	$2.71
Class C	6.72	1,000.00	1,067.20	1.29	6.61	Class C	5.00	1,000.00	1,018.40	1.29	6.46
Class FI	7.16	1,000.00	1,071.60	0.55	2.83	Class FI	5.00	1,000.00	1,022.07	0.55	2.76
Class R	7.03	1,000.00	1,070.30	0.79	4.06	Class R	5.00	1,000.00	1,020.88	0.79	3.96
Class I	7.33	1,000.00	1,073.30	0.24	1.23	Class I	5.00	1,000.00	1,023.60	0.24	1.20

[1]	For the six months ended July 31, 2014.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

12	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2014 and held for the six months ended July 31, 2014.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Legg Mason Target Retirement 2030	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Legg Mason Target Retirement 2030	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	7.27%	$1,000.00	$1,072.70	0.56%	$2.88	Class A	5.00%	$1,000.00	$1,022.02	0.56%	$2.81
Class C	6.90	1,000.00	1,069.00	1.31	6.72	Class C	5.00	1,000.00	1,018.30	1.31	6.56
Class FI	7.27	1,000.00	1,072.70	0.55	2.83	Class FI	5.00	1,000.00	1,022.07	0.55	2.76
Class R	7.28	1,000.00	1,072.80	0.81	4.16	Class R	5.00	1,000.00	1,020.78	0.81	4.06
Class I	7.50	1,000.00	1,075.00	0.26	1.34	Class I	5.00	1,000.00	1,023.51	0.26	1.30

[1]	For the six months ended July 31, 2014.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	13

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2014 and held for the six months ended July 31, 2014.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Legg Mason Target Retirement 2035	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Legg Mason Target Retirement 2035	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	7.45%	$1,000.00	$1,074.50	0.56%	$2.88	Class A	5.00%	$1,000.00	$1,022.02	0.56%	$2.81
Class C	7.01	1,000.00	1,070.10	1.31	6.72	Class C	5.00	1,000.00	1,018.30	1.31	6.56
Class FI	7.46	1,000.00	1,074.60	0.55	2.83	Class FI	5.00	1,000.00	1,022.02	0.55	2.76
Class R	7.31	1,000.00	1,073.10	0.81	4.16	Class R	5.00	1,000.00	1,020.78	0.81	4.06
Class I	7.60	1,000.00	1,076.00	0.26	1.34	Class I	5.00	1,000.00	1,023.51	0.26	1.30

[1]	For the six months ended July 31, 2014.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

14	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2014 and held for the six months ended July 31, 2014.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Legg Mason Target Retirement 2040	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Legg Mason Target Retirement 2040	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	7.68%	$1,000.00	$1,076.80	0.56%	$2.88	Class A	5.00%	$1,000.00	$1,022.02	0.56%	$2.81
Class C	7.33	1,000.00	1,073.30	1.32	6.79	Class C	5.00	1,000.00	1,018.25	1.32	6.61
Class FI	7.67	1,000.00	1,076.70	0.56	2.88	Class FI	5.00	1,000.00	1,022.02	0.56	2.81
Class R	7.46	1,000.00	1,074.60	0.82	4.22	Class R	5.00	1,000.00	1,020.73	0.82	4.11
Class I	7.82	1,000.00	1,078.20	0.27	1.39	Class I	5.00	1,000.00	1,023.46	0.27	1.35

[1]	For the six months ended July 31, 2014.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	15

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2014 and held for the six months ended July 31, 2014.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Legg Mason Target Retirement 2045	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Legg Mason Target Retirement 2045	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	7.77%	$1,000.00	$1,077.70	0.56%	$2.88	Class A	5.00%	$1,000.00	$1,022.02	0.56%	$2.81
Class C	7.35	1,000.00	1,073.50	1.31	6.73	Class C	5.00	1,000.00	1,018.30	1.31	6.56
Class FI	7.72	1,000.00	1,077.20	0.57	2.94	Class FI	5.00	1,000.00	1,021.97	0.57	2.86
Class R	7.62	1,000.00	1,076.20	0.81	4.17	Class R	5.00	1,000.00	1,020.78	0.81	4.06
Class I	7.92	1,000.00	1,079.20	0.26	1.34	Class I	5.00	1,000.00	1,023.51	0.26	1.30

[1]	For the six months ended July 31, 2014.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

16	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2014 and held for the six months ended July 31, 2014.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Legg Mason Target Retirement 2050	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Legg Mason Target Retirement 2050	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	7.91%	$1,000.00	$1,079.10	0.56%	$2.89	Class A	5.00%	$1,000.00	$1,022.02	0.56%	$2.81
Class C	7.49	1,000.00	1,074.90	1.31	6.74	Class C	5.00	1,000.00	1,018.30	1.31	6.56
Class FI	7.92	1,000.00	1,079.20	0.56	2.89	Class FI	5.00	1,000.00	1,022.02	0.56	2.81
Class R	7.81	1,000.00	1,078.10	0.82	4.23	Class R	5.00	1,000.00	1,020.73	0.82	4.11
Class I	8.05	1,000.00	1,080.50	0.26	1.34	Class I	5.00	1,000.00	1,023.51	0.26	1.30

[1]	For the six months ended July 31, 2014.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	17

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2014 and held for the six months ended July 31, 2014.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Legg Mason Target Retirement Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Legg Mason Target Retirement Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	5.71%	$1,000.00	$1,057.10	0.58%	$2.96	Class A	5.00%	$1,000.00	$1,021.92	0.58%	$2.91
Class C	5.25	1,000.00	1,052.50	1.33	6.77	Class C	5.00	1,000.00	1,018.20	1.33	6.66
Class FI	5.72	1,000.00	1,057.20	0.52	2.65	Class FI	5.00	1,000.00	1,022.22	0.52	2.61
Class R	5.53	1,000.00	1,055.30	0.83	4.23	Class R	5.00	1,000.00	1,020.68	0.83	4.16
Class I	5.81	1,000.00	1,058.10	0.28	1.43	Class I	5.00	1,000.00	1,023.41	0.28	1.40

[1]	For the six months ended July 31, 2014.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

18	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

Schedules of investments (unaudited)

July 31, 2014

QS Legg Mason Target Retirement 2015

Description			Shares	Value
Investments in Underlying Funds — 96.1%
iShares Trust:
iShares MSCI EAFE Index Fund			4,938	$328,821
iShares Russell 1000 Growth Index Fund			968	86,375
iShares Russell 1000 Value Index Fund			2,029	200,952
iShares Russell 2000 Index Fund			684	75,986
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			5,424	107,779	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			45,821	524,191	(a)
QS Batterymarch Emerging Markets Fund, Class IS Shares			4,800	97,593	(a)
QS Batterymarch International Equity Fund, Class IS Shares			15,746	240,283	(a)
QS Legg Mason Strategic Real Return Fund, Class IS Shares			13,915	202,608	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			500	109,586	(a)
ClearBridge Appreciation Fund, Class IS Shares			5,425	108,170	(a)
ClearBridge International Value Fund, Class IS Shares			21,219	239,989	(a)
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			6,601	107,997	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares			8,515	114,270	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares			1,465	64,050
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares			2,565	192,119
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares			83,176	1,018,077	(a)
Western Asset High Yield Fund, Class IS Shares			11,105	101,939	(a)
Total Investments in Underlying Funds (Cost — $3,022,050)				3,920,785

		Expiration Date	Contracts
Purchased Options — 0.5%
S&P 500 Index, Put @ $1,525.00		6/19/15	2	5,540
S&P 500 Index, Put @ $1,575.00		6/19/15	1	3,380
S&P 500 Index, Put @ $1,625.00		6/19/15	2	8,220
S&P 500 Index, Put @ $1,650.00		6/19/15	1	4,530
Total Purchased Options (Cost — $32,058)				21,670
Total Investments before Short-Term Investments (Cost — $3,054,108)				3,942,455

	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.5%
Repurchase Agreements — 0.5%
Interest in $1,500,000,000 joint tri-party repurchase agreement dated 7/31/14 with RBS Securities Inc.; Proceeds at maturity — $13,923; (Fully collateralized by various U.S. government obligations, 0.125% to 2.625% due 1/15/15 to 2/15/40; Market value — $14,201)	0.050%	8/1/14	$13,923	13,923

See Notes to Financial Statements.

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	19

Schedules of investments (unaudited) (cont’d)

July 31, 2014

QS Legg Mason Target Retirement 2015

Description	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Interest in $547,026,000 joint tri-party repurchase agreement dated 7/31/14 with Deutsche Bank Securities Inc.; Proceeds at maturity — $5,077; (Fully collateralized by various U.S. government obligations, 0.000% due 8/15/24 to 11/15/40; Market value — $5,230)	0.090%	8/1/14	$5,077	$5,077
Total Short-Term Investments (Cost — $19,000)				19,000
Total Investments — 97.1% (Cost — $3,073,108#)				3,961,455
Other Assets in Excess of Liabilities — 2.9%				119,307
Total Net Assets — 100.0%				$4,080,762

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

20	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

QS Legg Mason Target Retirement 2020

Description			Shares	Value
Investments in Underlying Funds — 97.9%
iShares Trust:
iShares MSCI EAFE Index Fund			8,535	$568,346
iShares Russell 1000 Growth Index Fund			1,771	158,026
iShares Russell 1000 Value Index Fund			3,714	367,835
iShares Russell 2000 Index Fund			1,066	118,422
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			9,928	197,263	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			72,463	828,974	(a)
QS Batterymarch Emerging Markets Fund, Class IS Shares			8,016	162,967	(a)
QS Batterymarch International Equity Fund, Class IS Shares			27,969	426,806	(a)
QS Legg Mason Strategic Real Return Fund, Class IS Shares			21,680	315,661	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			915	200,710	(a)
ClearBridge Appreciation Fund, Class IS Shares			9,924	197,890	(a)
ClearBridge International Value Fund, Class IS Shares			37,792	427,427	(a)
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			12,085	197,707	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares			13,270	178,078	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares			2,446	106,939
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares			3,997	299,375
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares			110,464	1,352,084	(a)
Western Asset High Yield Fund, Class IS Shares			9,140	83,901	(a)
Total Investments in Underlying Funds before Short-Term Investments — 97.9% (Cost — $4,660,151)				6,188,411

	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.8%
Repurchase Agreements — 0.8%
Interest in $1,500,000,000 joint tri-party repurchase agreement dated 7/31/14 with RBS Securities Inc.; Proceeds at maturity — $35,173; (Fully collateralized by various U.S. government obligations, 0.125% to 2.625% due 1/15/15 to 2/15/40; Market value — $35,876)	0.050%	8/1/14	$35,173	35,173
Interest in $547,026,000 joint tri-party repurchase agreement dated 7/31/14 with Deutsche Bank Securities Inc.; Proceeds at maturity — $12,827; (Fully collateralized by various U.S. government obligations, 0.000% due 8/15/24 to 11/15/40; Market value — $13,212)	0.090%	8/1/14	12,827	12,827
Total Short-Term Investments (Cost — $48,000)				48,000
Total Investments — 98.7% (Cost — $4,708,151#)				6,236,411
Other Assets in Excess of Liabilities — 1.3%				84,713
Total Net Assets — 100.0%				$6,321,124

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	21

Schedules of investments (unaudited) (cont’d)

July 31, 2014

QS Legg Mason Target Retirement 2025

Description			Shares	Value
Investments in Underlying Funds — 95.6%
iShares Trust:
iShares MSCI EAFE Index Fund			12,554	$835,971
iShares Russell 1000 Growth Index Fund			2,896	258,410
iShares Russell 1000 Value Index Fund			6,073	601,470
iShares Russell 2000 Index Fund			1,442	160,192
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			16,232	322,537	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			102,710	1,174,999	(a)
QS Batterymarch Emerging Markets Fund, Class IS Shares			10,161	206,569	(a)
QS Batterymarch International Equity Fund, Class IS Shares			41,139	627,777	(a)
QS Legg Mason Strategic Real Return Fund, Class IS Shares			28,751	418,607	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			1,497	328,183	(a)
ClearBridge Appreciation Fund, Class IS Shares			16,233	323,680	(a)
ClearBridge International Value Fund, Class IS Shares			55,591	628,734	(a)
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			19,758	323,241	(a)
Legg Mason Partners Income Trust —Western Asset Emerging Markets Debt Fund, Class IS Shares			11,420	62,008	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares			17,949	240,881	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares			3,102	135,619
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares			5,406	404,909
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares			113,680	1,391,440	(a)
Western Asset High Yield Fund, Class IS Shares			3,856	35,395	(a)
Total Investments in Underlying Funds before Short-Term Investments — 95.6% (Cost — $6,371,120)				8,480,622

	Rate	Maturity Date	Face Amount
Short-Term Investments — 3.9%
Repurchase Agreements — 3.9%
Interest in $1,500,000,000 joint tri-party repurchase agreement dated 7/31/14 with RBS Securities Inc.; Proceeds at maturity — $256,470; (Fully collateralized by various U.S. government obligations, 0.125% to 2.625% due 1/15/15 to 2/15/40; Market value — $261,599)	0.050%	8/1/14	$256,470	256,470
Interest in $547,026,000 joint tri-party repurchase agreement dated 7/31/14 with Deutsche Bank Securities Inc.; Proceeds at maturity — $93,531; (Fully collateralized by various U.S. government obligations, 0.000% due 8/15/24 to 11/15/40; Market value — $96,336)	0.090%	8/1/14	93,530	93,530
Total Short-Term Investments (Cost — $350,000)				350,000
Total Investments — 99.5% (Cost — $6,721,120#)				8,830,622
Other Assets in Excess of Liabilities — 0.5%				42,193
Total Net Assets — 100.0%				$8,872,815

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

22	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

QS Legg Mason Target Retirement 2030

Description			Shares	Value
Investments in Underlying Funds — 97.4%
iShares Trust:
iShares MSCI EAFE Index Fund			8,931	$594,715
iShares Russell 1000 Growth Index Fund			2,421	216,026
iShares Russell 1000 Value Index Fund			5,041	499,261
iShares Russell 2000 Index Fund			955	106,091
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			13,771	273,637	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			65,404	748,220	(a)
QS Batterymarch Emerging Markets Fund, Class IS Shares			5,488	111,561	(a)
QS Batterymarch International Equity Fund, Class IS Shares			29,591	451,553	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			1,254	274,884	(a)
ClearBridge Appreciation Fund, Class IS Shares			13,718	273,535	(a)
ClearBridge International Value Fund, Class IS Shares			39,372	445,298	(a)
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			16,703	273,268	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class IS Shares			26,324	142,939	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares			12,286	164,879	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares			1,627	71,132
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares			3,717	278,403
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares			46,565	569,957	(a)
Western Asset High Yield Fund, Class IS Shares			3,696	33,928	(a)
Total Investments in Underlying Funds before Short-Term Investments — 97.4% (Cost — $3,922,408)				5,529,287

	Rate	Maturity Date	Face Amount
Short-Term Investments — 1.7%
Repurchase Agreements — 1.7%
Interest in $1,500,000,000 joint tri-party repurchase agreement dated 7/31/14 with RBS Securities Inc.; Proceeds at maturity — $70,346; (Fully collateralized by various U.S. government obligations, 0.125% to 2.625% due 1/15/15 to 2/15/40; Market value — $71,753)	0.050%	8/1/14	$70,346	70,346
Interest in $547,026,000 joint tri-party repurchase agreement dated 7/31/14 with Deutsche Bank Securities Inc.; Proceeds at maturity — $25,654; (Fully collateralized by various U.S. government obligations, 0.000% due 8/15/24 to 11/15/40; Market value — $26,424)	0.090%	8/1/14	25,654	25,654
Total Short-Term Investments (Cost — $96,000)				96,000
Total Investments — 99.1% (Cost — $4,018,408#)				5,625,287
Other Assets in Excess of Liabilities — 0.9%				52,043
Total Net Assets — 100.0%				$5,677,330

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	23

Schedules of investments (unaudited) (cont’d)

July 31, 2014

QS Legg Mason Target Retirement 2035

Description			Shares	Value
Investments in Underlying Funds — 97.2%
iShares Trust:
iShares MSCI EAFE Index Fund			10,863	$723,367
iShares Russell 1000 Growth Index Fund			3,406	303,917
iShares Russell 1000 Value Index Fund			7,141	707,245
iShares Russell 2000 Index Fund			1,131	125,643
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			18,868	374,916	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			34,945	399,775	(a)
QS Batterymarch Emerging Markets Fund, Class IS Shares			3,851	78,292	(a)
QS Batterymarch International Equity Fund, Class IS Shares			35,187	536,955	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			1,708	374,468	(a)
ClearBridge Appreciation Fund, Class IS Shares			18,807	375,006	(a)
ClearBridge International Value Fund, Class IS Shares			47,389	535,969	(a)
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			22,918	374,933	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class IS Shares			54,522	296,054	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares			14,440	193,782	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares			1,204	52,639
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares			4,317	323,343
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares			35,930	439,777	(a)
Western Asset High Yield Fund, Class IS Shares			9,231	84,744	(a)
Total Investments in Underlying Funds before Short-Term Investments — 97.2% (Cost — $4,542,493)				6,300,825

	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.6%
Repurchase Agreements — 0.6%
Interest in $1,500,000,000 joint tri-party repurchase agreement dated 7/31/14 with RBS Securities Inc.; Proceeds at maturity — $26,380; (Fully collateralized by various U.S. government obligations, 0.125% to 2.625% due 1/15/15 to 2/15/40; Market value — $26,907)	0.050%	8/1/14	$26,380	26,380
Interest in $547,026,000 joint tri-party repurchase agreement dated 7/31/14 with Deutsche Bank Securities Inc.; Proceeds at maturity — $9,620; (Fully collateralized by various U.S. government obligations, 0.000% due 8/15/24 to 11/15/40; Market value — $9,909)	0.090%	8/1/14	9,620	9,620
Total Short-Term Investments (Cost — $36,000)				36,000
Total Investments — 97.8% (Cost — $4,578,493#)				6,336,825
Other Assets in Excess of Liabilities — 2.2%				143,067
Total Net Assets — 100.0%				$6,479,892

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

24	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

QS Legg Mason Target Retirement 2040

Description			Shares	Value
Investments in Underlying Funds — 96.0%
iShares Trust:
iShares MSCI EAFE Index Fund			11,379	$757,728
iShares Russell 1000 Growth Index Fund			4,465	398,412
iShares Russell 1000 Value Index Fund			9,364	927,410
iShares Russell 2000 Index Fund			1,161	128,975
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			24,830	493,364	(a)
QS Batterymarch Emerging Markets Fund, Class IS Shares			3,040	61,799	(a)
QS Batterymarch International Equity Fund, Class IS Shares			36,988	564,439	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			2,247	492,667	(a)
ClearBridge Appreciation Fund, Class IS Shares			24,742	493,351	(a)
ClearBridge International Value Fund, Class IS Shares			49,819	563,452	(a)
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			30,153	493,296	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class IS Shares			49,635	269,515	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares			14,945	200,563	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares			947	41,403
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares			4,445	332,930
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares			13,448	164,609	(a)
Western Asset High Yield Fund, Class IS Shares			7,403	67,956	(a)
Total Investments in Underlying Funds before Short-Term Investments — 96.0% (Cost — $4,474,653)				6,451,869

	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.8%
Repurchase Agreements — 0.8%
Interest in $1,500,000,000 joint tri-party repurchase agreement dated 7/31/14 with RBS Securities Inc.; Proceeds at maturity — $38,837; (Fully collateralized by various U.S. government obligations, 0.125% to 2.625% due 1/15/15 to 2/15/40; Market value — $39,614)	0.050%	8/1/14	$38,837	38,837
Interest in $547,026,000 joint tri-party repurchase agreement dated 7/31/14 with Deutsche Bank Securities Inc.; Proceeds at maturity — $14,163; (Fully collateralized by various U.S. government obligations, 0.000% due 8/15/24 to 11/15/40; Market value — $14,588)	0.090%	8/1/14	14,163	14,163
Total Short-Term Investments (Cost — $53,000)				53,000
Total Investments — 96.8% (Cost — $4,527,653#)				6,504,869
Other Assets in Excess of Liabilities — 3.2%				216,371
Total Net Assets — 100.0%				$6,721,240

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	25

Schedules of investments (unaudited) (cont’d)

July 31, 2014

QS Legg Mason Target Retirement 2045

Description			Shares	Value
Investments in Underlying Funds — 96.4%
iShares Trust:
iShares MSCI EAFE Index Fund			6,293	$419,051
iShares Russell 1000 Growth Index Fund			2,787	248,684
iShares Russell 1000 Value Index Fund			5,842	578,591
iShares Russell 2000 Index Fund			1,100	122,199
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			14,213	282,405	(a)
QS Batterymarch Emerging Markets Fund, Class IS Shares			5,212	105,961	(a)
QS Batterymarch International Equity Fund, Class IS Shares			19,406	296,139	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			1,408	308,724	(a)
ClearBridge Appreciation Fund, Class IS Shares			15,512	309,302	(a)
ClearBridge International Value Fund, Class IS Shares			25,583	289,348	(a)
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			18,902	309,228	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class IS Shares			25,421	138,038	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares			13,675	183,512	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares			1,617	70,695
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares			2,723	203,953
Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares			10,143	124,146	(a)
Total Investments in Underlying Funds before Short-Term Investments — 96.4% (Cost — $2,789,898)				3,989,976

	Rate	Maturity Date	Face Amount
Short-Term Investments — 1.1%
Repurchase Agreements — 1.1%
Interest in $1,500,000,000 joint tri-party repurchase agreement dated 7/31/14 with RBS Securities Inc.; Proceeds at maturity — $32,242; (Fully collateralized by various U.S. government obligations, 0.125% to 2.625% due 1/15/15 to 2/15/40; Market value — $32,887)	0.050%	8/1/14	$32,242	32,242
Interest in $547,026,000 joint tri-party repurchase agreement dated 7/31/14 with Deutsche Bank Securities Inc.; Proceeds at maturity — $11,758; (Fully collateralized by various U.S. government obligations, 0.000 due 8/15/24 to 11/15/40; Market value — $12,111)	0.090%	8/1/14	11,758	11,758
Total Short-Term Investments (Cost — $44,000)				44,000
Total Investments — 97.5% (Cost — $2,833,898#)				4,033,976
Other Assets in Excess of Liabilities — 2.5%				103,029
Total Net Assets — 100.0%				$4,137,005

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

26	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

QS Legg Mason Target Retirement 2050

Description			Shares	Value
Investments in Underlying Funds — 94.1%
iShares Trust:
iShares MSCI EAFE Index Fund			6,757	$449,949
iShares Russell 1000 Growth Index Fund			2,992	266,976
iShares Russell 1000 Value Index Fund			6,275	621,476
iShares Russell 2000 Index Fund			1,182	131,308
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			16,804	333,895	(a)
QS Batterymarch Emerging Markets Fund, Class IS Shares			6,029	122,563	(a)
QS Batterymarch International Equity Fund, Class IS Shares			20,745	316,562	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			1,529	335,367	(a)
ClearBridge Appreciation Fund, Class IS Shares			16,739	333,782	(a)
ClearBridge International Value Fund, Class IS Shares			27,599	312,142	(a)
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			20,386	333,512	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class IS Shares			26,953	146,356	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares			14,584	195,721	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares			1,736	75,898
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares			2,926	219,157
Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares			10,966	134,226	(a)
Total Investments in Underlying Funds before Short-Term Investments — 94.1% (Cost — $3,141,271)				4,328,890

	Rate	Maturity Date	Face Amount
Short-Term Investments — 2.1%
Repurchase Agreements — 2.1%
Interest in $1,500,000,000 joint tri-party repurchase agreement dated 7/31/14 with RBS Securities Inc.; Proceeds at maturity — $68,880; (Fully collateralized by various U.S. government obligations, 0.125% to 2.625% due 1/15/15 to 2/15/40; Market value — $70,258)	0.050%	8/1/14	$68,880	68,880
Interest in $547,026,000 joint tri-party repurchase agreement dated 7/31/14 with Deutsche Bank Securities Inc.; Proceeds at maturity — $25,120; (Fully collateralized by various U.S. government obligations, 0.000% due 8/15/24 to 11/15/40; Market value — $25,873)	0.090%	8/1/14	25,120	25,120
Total Short-Term Investments (Cost — $94,000)				94,000
Total Investments — 96.2% (Cost — $3,235,271#)				4,422,890
Other Assets in Excess of Liabilities — 3.8%				177,023
Total Net Assets — 100.0%				$4,599,913

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	27

Schedules of investments (unaudited) (cont’d)

July 31, 2014

QS Legg Mason Target Retirement Fund

Description			Shares	Value
Investments in Underlying Funds — 95.6%
iShares Trust:
iShares MSCI EAFE Index Fund			5,199	$346,202
iShares Russell 1000 Growth Index Fund			658	58,713
iShares Russell 1000 Value Index Fund			1,380	136,675
iShares Russell 2000 Index Fund			1,146	127,309
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			3,660	72,721	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			79,487	909,335	(a)
QS Batterymarch Emerging Markets Fund, Class IS Shares			5,975	121,476	(a)
QS Batterymarch International Equity Fund, Class IS Shares			16,955	258,737	(a)
QS Legg Mason Strategic Real Return Fund, Class IS Shares			23,274	338,868	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			331	72,612	(a)
ClearBridge Appreciation Fund, Class IS Shares			3,651	72,799	(a)
ClearBridge International Value Fund, Class IS Shares			22,841	258,333	(a)
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			4,443	72,689	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares			14,229	190,949	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares			2,166	94,698
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares			4,296	321,771
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares			218,142	2,670,060	(a)
Western Asset High Yield Fund, Class IS Shares			48,954	449,393	(a)
Total Investments in Underlying Funds before Short-Term Investments — 95.6% (Cost — $5,668,955)				6,573,340

	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.9%
Repurchase Agreements — 0.9%
Interest in $1,500,000,000 joint tri-party repurchase agreement dated 7/31/14 with RBS Securities Inc.; Proceeds at maturity — $46,165; (Fully collateralized by various U.S. government obligations, 0.125% to 2.625% due 1/15/15 to 2/15/40; Market value — $47,088)	0.050%	8/1/14	$46,165	46,165
Interest in $547,026,000 joint tri-party repurchase agreement dated 7/31/14 with Deutsche Bank Securities Inc.; Proceeds at maturity — $16,835; (Fully collateralized by various U.S. government obligations, 0.000% due 8/15/24 to 11/15/40; Market value — $17,341)	0.090%	8/1/14	16,835	16,835
Total Short-Term Investments (Cost — $63,000)				63,000
Total Investments — 96.5% (Cost — $5,731,955#)				6,636,340
Other Assets in Excess of Liabilities — 3.5%				239,825
Total Net Assets — 100.0%				$6,876,165

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

28	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

Statements of assets and liabilities (unaudited)

July 31, 2014

	QS Legg Mason Target Retirement 2015	QS Legg Mason Target Retirement 2020	QS Legg Mason Target Retirement 2025

Assets:
Investments in affiliated Underlying Funds, at cost	$2,361,043	$3,628,931	$4,823,844
Investments in unaffiliated Underlying Funds and investments, at cost	712,065	1,079,220	1,897,276
Investments in affiliated Underlying Funds, at value	2,972,482	4,569,468	6,084,051
Investments in unaffiliated Underlying Funds and investments, at value	988,973	1,666,943	2,746,571
Cash	4,135	839	558
Receivable for affiliated Underlying Funds sold	78,000	95,900	—
Receivable from investment manager	16,009	14,222	14,845
Receivable for Fund shares sold	446	3,231	4,588
Prepaid expenses	64,000	63,785	63,505
Total Assets	4,124,045	6,414,388	8,914,118

Liabilities:
Service and/or distribution fees payable	2,276	2,690	4,160
Payable for Fund shares repurchased	—	57,407	—
Accrued expenses	41,007	33,167	37,143
Total Liabilities	43,283	93,264	41,303
Total Net Assets	$4,080,762	$6,321,124	$8,872,815

Net Assets:
Par value (Note 7)	$3	$4	$6
Paid-in capital in excess of par value	3,362,397	4,869,620	6,824,672
Undistributed net investment income	21,085	31,272	32,219
Accumulated net realized loss on Underlying Funds, investments and capital gain distributions from Underlying Funds	(191,070)	(108,032)	(93,584)
Net unrealized appreciation on Underlying Funds and investments	888,347	1,528,260	2,109,502
Total Net Assets	$4,080,762	$6,321,124	$8,872,815

Shares Outstanding:
Class A	134,952	234,467	214,617
Class C	159,780	140,860	286,320
Class FI	1,478	1,108	1,173
Class R	2,140	11,227	8,200
Class I	12,763	56,692	112,459

Net Asset Value:
Class A (and redemption price)	$13.14	$14.24	$14.27
Class C*	$13.09	$14.19	$14.22
Class FI (and redemption price)	$13.19	$14.29	$14.30
Class R (and redemption price)	$13.18	$14.22	$14.25
Class I (and redemption price)	$13.15	$14.24	$14.28

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$13.94	$15.11	$15.14

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	29

Statements of assets and liabilities (unaudited) (cont’d)

July 31, 2014

	QS Legg Mason Target Retirement 2030	QS Legg Mason Target Retirement 2035	QS Legg Mason Target Retirement 2040

Assets:
Investments in affiliated Underlying Funds, at cost	$2,834,390	$3,067,472	$2,756,537
Investments in unaffiliated Underlying Funds and investments, at cost	1,184,018	1,511,021	1,771,116
Investments in affiliated Underlying Funds, at value	3,763,659	4,064,671	3,865,011
Investments in unaffiliated Underlying Funds and investments, at value	1,861,628	2,272,154	2,639,858
Cash	216	742	328
Receivable for affiliated Underlying Funds sold	—	92,200	131,500
Receivable from investment manager	14,146	14,354	14,147
Receivable for Fund shares sold	9,499	7,573	41,357
Prepaid expenses	63,505	63,677	63,478
Total Assets	5,712,653	6,515,371	6,755,679

Liabilities:
Service and/or distribution fees payable	2,024	2,594	2,087
Accrued expenses	33,299	32,885	32,352
Total Liabilities	35,323	35,479	34,439
Total Net Assets	$5,677,330	$6,479,892	$6,721,240

Net Assets:
Par value (Note 7)	$4	$4	$4
Paid-in capital in excess of par value	4,171,347	4,794,627	4,864,334
Undistributed net investment income	26,348	23,237	19,657
Accumulated net realized loss on Underlying Funds, investments and capital gain distributions from Underlying Funds	(127,248)	(96,308)	(139,971)
Net unrealized appreciation on Underlying Funds and investments	1,606,879	1,758,332	1,977,216
Total Net Assets	$5,677,330	$6,479,892	$6,721,240

Shares Outstanding:
Class A	175,165	141,046	154,928
Class C	119,861	165,940	123,504
Class FI	1,626	2,061	1,368
Class R	11,367	9,002	4,140
Class I	95,373	131,454	163,639

Net Asset Value:
Class A (and redemption price)	$14.08	$14.44	$15.02
Class C*	$14.03	$14.37	$14.97
Class FI (and redemption price)	$14.08	$14.43	$15.04
Class R (and redemption price)	$14.07	$14.41	$15.01
Class I (and redemption price)	$14.11	$14.45	$15.05

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$14.94	$15.32	$15.94

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

30	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

	QS Legg Mason Target Retirement 2045	QS Legg Mason Target Retirement 2050	QS Legg Mason Target Retirement Fund

Assets:
Investments in affiliated Underlying Funds, at cost	$1,679,762	$1,896,948	$4,875,744
Investments in unaffiliated Underlying Funds and investments, at cost	1,154,136	1,338,323	856,211
Investments in affiliated Underlying Funds, at value	2,346,803	2,564,126	5,487,972
Investments in unaffiliated Underlying Funds and investments, at value	1,687,173	1,858,764	1,148,368
Cash	36	484	12
Receivable for affiliated Underlying Funds sold	50,300	—	194,300
Receivable from investment manager	13,728	13,791	14,020
Receivable for Fund shares sold	7,763	138,852	507
Prepaid expenses	63,470	63,470	63,767
Total Assets	4,169,273	4,639,487	6,908,946

Liabilities:
Service and/or distribution fees payable	1,149	1,541	2,707
Payable for Fund shares repurchased	1,381	7,894	615
Accrued expenses	29,738	30,139	29,459
Total Liabilities	32,268	39,574	32,781
Total Net Assets	$4,137,005	$4,599,913	$6,876,165

Net Assets:
Par value (Note 7)	$3	$3	$5
Paid-in capital in excess of par value	3,038,545	3,487,865	6,018,241
Undistributed net investment income	11,050	10,305	51,527
Accumulated net realized loss on Underlying Funds, investments and capital gain distributions from Underlying Funds	(112,671)	(85,879)	(97,993)
Net unrealized appreciation on Underlying Funds and investments	1,200,078	1,187,619	904,385
Total Net Assets	$4,137,005	$4,599,913	$6,876,165

Shares Outstanding:
Class A	95,305	121,278	326,263
Class C	58,769	86,625	133,592
Class FI	1,163	1,272	1,392
Class R	10,563	5,472	7,298
Class I	109,154	85,022	10,872

Net Asset Value:
Class A (and redemption price)	$15.05	$15.36	$14.35
Class C*	$14.99	$15.31	$14.33
Class FI (and redemption price)	$15.15	$15.35	$14.33
Class R (and redemption price)	$15.19	$15.41	$14.41
Class I (and redemption price)	$15.06	$15.38	$14.30

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$15.97	$16.30	$15.23

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	31

Statements of operations (unaudited)

For the Six Months Ended July 31, 2014

	QS Legg Mason Target Retirement 2015	QS Legg Mason Target Retirement 2020	QS Legg Mason Target Retirement 2025

Investment Income:
Income distributions from affiliated Underlying Funds	$26,865	$31,027	$33,125
Income distributions from unaffiliated Underlying Funds	17,403	28,535	39,674
Interest	5	8	10
Total Investment Income	44,273	59,570	72,809

Expenses:
Registration fees	45,704	45,597	45,537
Service and/or distribution fees (Notes 2 and 5)	13,955	15,818	23,491
Custody fees	12,328	310	197
Audit and tax fees	12,078	12,080	12,089
Transfer agent fees (Note 5)	9,230	11,857	16,627
Legal fees	9,139	9,212	9,155
Shareholder reports	4,830	6,188	9,182
Investment management fee (Note 2)	2,220	3,064	4,186
Trustees’ fees	300	420	563
Fund accounting fees	204	269	379
Insurance	177	215	235
Miscellaneous expenses	2,462	2,390	2,391
Total Expenses	112,627	107,420	124,032
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(91,836)	(82,600)	(88,725)
Net Expenses	20,791	24,820	35,307
Net Investment Income	23,482	34,750	37,502

Realized and Unrealized Gain on Underlying Funds and Investments (Notes 1, 3 and 4):
Net Realized Gain From:
Sale of affiliated Underlying Funds	41,289	15,627	35,494
Sale of unaffiliated Underlying Funds and investments	17,608	10,212	32,164
Net Realized Gain	58,897	25,839	67,658
Change in Net Unrealized Appreciation (Depreciation) From:
Affiliated Underlying Funds	129,003	214,270	297,984
Unaffiliated Underlying Funds and investments	51,871	110,907	150,700
Change in Net Unrealized Appreciation (Depreciation)	180,874	325,177	448,684
Net Gain on Underlying Funds and Investments	239,771	351,016	516,342
Increase in Net Assets From Operations	$263,253	$385,766	$553,844

See Notes to Financial Statements.

32	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

	QS Legg Mason Target Retirement 2030	QS Legg Mason Target Retirement 2035	QS Legg Mason Target Retirement 2040

Investment Income:
Income distributions from affiliated Underlying Funds	$21,643	$19,786	$8,647
Income distributions from unaffiliated Underlying Funds	27,804	32,257	38,355
Interest	7	10	9
Total Investment Income	49,454	52,053	47,011

Expenses:
Registration fees	45,545	45,578	45,538
Service and/or distribution fees (Notes 2 and 5)	11,665	15,027	11,837
Custody fees	303	218	358
Audit and tax fees	12,080	12,080	12,083
Transfer agent fees (Note 5)	11,031	12,049	11,779
Legal fees	8,922	9,097	9,085
Shareholder reports	5,839	6,414	6,691
Investment management fee (Note 2)	2,724	3,038	3,198
Trustees’ fees	368	396	436
Fund accounting fees	242	266	284
Insurance	184	217	219
Miscellaneous expenses	2,390	2,391	2,389
Total Expenses	101,293	106,771	103,897
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(81,532)	(82,800)	(82,570)
Net Expenses	19,761	23,971	21,327
Net Investment Income	29,693	28,082	25,684

Realized and Unrealized Gain on Underlying Funds and Investments (Notes 1, 3 and 4):
Net Realized Gain From:
Sale of affiliated Underlying Funds	8,508	7,747	11,953
Sale of unaffiliated Underlying Funds and investments	8,395	14,119	8,098
Net Realized Gain	16,903	21,866	20,051
Change in Net Unrealized Appreciation (Depreciation) From:
Affiliated Underlying Funds	210,280	230,474	243,388
Unaffiliated Underlying Funds and investments	113,585	131,226	167,783
Change in Net Unrealized Appreciation (Depreciation)	323,865	361,700	411,171
Net Gain on Underlying Funds and Investments	340,768	383,566	431,222
Increase in Net Assets From Operations	$370,461	$411,648	$456,906

See Notes to Financial Statements.

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	33

Statements of operations (unaudited) (cont’d)

For the Six Months Ended July 31, 2014

	QS Legg Mason Target Retirement 2045	QS Legg Mason Target Retirement 2050	QS Legg Mason Target Retirement Fund

Investment Income:
Income distributions from affiliated Underlying Funds	$4,875	$5,470	$62,847
Income distributions from unaffiliated Underlying Funds	21,657	24,262	19,256
Interest	6	6	6
Total Investment Income	26,538	29,738	82,109

Expenses:
Registration fees	45,512	45,512	45,563
Service and/or distribution fees (Notes 2 and 5)	6,406	9,023	15,316
Custody fees	342	390	238
Audit and tax fees	12,074	12,074	12,077
Transfer agent fees (Note 5)	7,621	8,451	11,945
Legal fees	8,958	9,065	7,652
Shareholder reports	3,694	3,887	6,245
Investment management fee (Note 2)	1,941	2,149	3,286
Trustees’ fees	258	284	439
Fund accounting fees	168	168	272
Insurance	168	170	183
Miscellaneous expenses	2,386	2,149	2,393
Total Expenses	89,528	93,322	105,609
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(77,386)	(77,831)	(79,355)
Net Expenses	12,142	15,491	26,254
Net Investment Income	14,396	14,247	55,855

Realized and Unrealized Gain on Underlying Funds and Investments (Notes 1, 3 and 4):
Net Realized Gain From:
Sale of affiliated Underlying Funds	2,198	5,464	13,341
Sale of unaffiliated Underlying Funds and investments	913	4,800	10,498
Net Realized Gain	3,111	10,264	23,839
Change in Net Unrealized Appreciation (Depreciation) From:
Affiliated Underlying Funds	158,306	175,932	193,257
Unaffiliated Underlying Funds and investments	106,743	117,509	75,784
Change in Net Unrealized Appreciation (Depreciation)	265,049	293,441	269,041
Net Gain on Underlying Funds and Investments	268,160	303,705	292,880
Increase in Net Assets From Operations	$282,556	$317,952	$348,735

See Notes to Financial Statements.

34	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

Statements of changes in net assets

QS Legg Mason Target Retirement 2015

For the Six Months Ended July 31, 2014 (unaudited) and the Year Ended January 31, 2014	July 31	January 31

Operations:
Net investment income	$23,482	$40,237
Net realized gain	58,897	15,696
Change in net unrealized appreciation (depreciation)	180,874	122,569
Increase in Net Assets From Operations	263,253	178,502

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(1,655)	(50,679)
Decrease in Net Assets From Distributions to Shareholders	(1,655)	(50,679)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	874,037	2,454,673
Reinvestment of distributions	1,606	49,131
Cost of shares repurchased	(1,434,203)	(2,135,914)
Increase (Decrease) in Net Assets From Fund Share Transactions	(558,560)	367,890
Increase (Decrease) in Net Assets	(296,962)	495,713

Net Assets:
Beginning of period	4,377,724	3,882,011
End of period*	$4,080,762	$4,377,724
* Includes undistributed (overdistributed) net investment income, respectively, of:	$21,085	$(742)

See Notes to Financial Statements.

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	35

Statements of changes in net assets (cont’d)

QS Legg Mason Target Retirement 2020

For the Six Months Ended July 31, 2014 (unaudited) and the Year Ended January 31, 2014	July 31	January 31

Operations:
Net investment income	$34,750	$50,365
Net realized gain	25,839	67,194
Change in net unrealized appreciation (depreciation)	325,177	218,401
Increase in Net Assets From Operations	385,766	335,960

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(760)	(64,883)
Net realized gains	(36,330)	(87,284)
Decrease in Net Assets From Distributions to Shareholders	(37,090)	(152,167)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	2,196,380	2,969,576
Reinvestment of distributions	31,302	124,410
Cost of shares repurchased	(1,775,006)	(2,517,616)
Increase in Net Assets From Fund Share Transactions	452,676	576,370
Increase in Net Assets	801,352	760,163

Net Assets:
Beginning of period	5,519,772	4,759,609
End of period*	$6,321,124	$5,519,772
* Includes undistributed (overdistributed) net investment income, respectively, of:	$31,272	$(2,718)

See Notes to Financial Statements.

36	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

QS Legg Mason Target Retirement 2025

For the Six Months Ended July 31, 2014 (unaudited) and the Year Ended January 31, 2014	July 31	January 31

Operations:
Net investment income	$37,502	$69,847
Net realized gain	67,658	150,853
Change in net unrealized appreciation (depreciation)	448,684	363,219
Increase in Net Assets From Operations	553,844	583,919

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	—	(93,066)
Net realized gains	(67,320)	(153,997)
Decrease in Net Assets From Distributions to Shareholders	(67,320)	(247,063)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,894,622	2,698,871
Reinvestment of distributions	51,940	181,665
Cost of shares repurchased	(1,319,709)	(2,887,256)
Increase (Decrease) in Net Assets From Fund Share Transactions	626,853	(6,720)
Increase in Net Assets	1,113,377	330,136

Net Assets:
Beginning of period	7,759,438	7,429,302
End of period*	$8,872,815	$7,759,438
* Includes undistributed (overdistributed) net investment income, respectively, of:	$32,219	$(5,283)

See Notes to Financial Statements.

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	37

Statements of changes in net assets (cont’d)

QS Legg Mason Target Retirement 2030

For the Six Months Ended July 31, 2014 (unaudited) and the Year Ended January 31, 2014	July 31	January 31

Operations:
Net investment income	$29,693	$53,724
Net realized gain	16,903	73,132
Change in net unrealized appreciation (depreciation)	323,865	323,766
Increase in Net Assets From Operations	370,461	450,622

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(2,240)	(65,424)
Net realized gains	(47,697)	(136,590)
Decrease in Net Assets From Distributions to Shareholders	(49,937)	(202,014)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,994,962	2,426,256
Reinvestment of distributions	35,316	128,445
Cost of shares repurchased	(1,666,577)	(2,282,804)
Increase in Net Assets From Fund Share Transactions	363,701	271,897
Increase in Net Assets	684,225	520,505

Net Assets:
Beginning of period	4,993,105	4,472,600
End of period*	$5,677,330	$4,993,105
* Includes undistributed (overdistributed) net investment income, respectively, of:	$26,348	$(1,105)

See Notes to Financial Statements.

38	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

QS Legg Mason Target Retirement 2035

For the Six Months Ended July 31, 2014 (unaudited) and the Year Ended January 31, 2014	July 31	January 31

Operations:
Net investment income	$28,082	$60,390
Net realized gain	21,866	68,269
Change in net unrealized appreciation (depreciation)	361,700	459,038
Increase in Net Assets From Operations	411,648	587,697

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(767)	(75,341)
Net realized gains	(49,526)	(87,194)
Decrease in Net Assets From Distributions to Shareholders	(50,293)	(162,535)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,958,875	2,493,409
Reinvestment of distributions	33,099	98,414
Cost of shares repurchased	(1,552,701)	(1,981,178)
Increase in Net Assets From Fund Share Transactions	439,273	610,645
Increase in Net Assets	800,628	1,035,807

Net Assets:
Beginning of period	5,679,264	4,643,457
End of period*	$6,479,892	$5,679,264
* Includes undistributed (overdistributed) net investment income, respectively, of:	$23,237	$(4,078)

See Notes to Financial Statements.

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	39

Statements of changes in net assets (cont’d)

QS Legg Mason Target Retirement 2040

For the Six Months Ended July 31, 2014 (unaudited) and the Year Ended January 31, 2014	July 31	January 31

Operations:
Net investment income	$25,684	$60,452
Net realized gain	20,051	83,020
Change in net unrealized appreciation (depreciation)	411,171	582,247
Increase in Net Assets From Operations	456,906	725,719

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	—	(77,604)
Net realized gains	(54,868)	(90,613)
Decrease in Net Assets From Distributions to Shareholders	(54,868)	(168,217)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	2,042,734	3,221,469
Reinvestment of distributions	32,647	87,599
Cost of shares repurchased	(1,387,111)	(3,076,248)
Increase in Net Assets From Fund Share Transactions	688,270	232,820
Increase in Net Assets	1,090,308	790,322

Net Assets:
Beginning of period	5,630,932	4,840,610
End of period*	$6,721,240	$5,630,932
* Includes undistributed (overdistributed) net investment income, respectively, of:	$19,657	$(6,027)

See Notes to Financial Statements.

40	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

QS Legg Mason Target Retirement 2045

For the Six Months Ended July 31, 2014 (unaudited) and the Year Ended January 31, 2014	July 31	January 31

Operations:
Net investment income	$14,396	$33,025
Net realized gain	3,111	36,879
Change in net unrealized appreciation (depreciation)	265,049	332,404
Increase in Net Assets From Operations	282,556	402,308

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	—	(45,413)
Net realized gains	(36,362)	(19,814)
Decrease in Net Assets From Distributions to Shareholders	(36,362)	(65,227)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,196,816	1,625,451
Reinvestment of distributions	22,214	34,027
Cost of shares repurchased	(660,219)	(1,222,594)
Increase in Net Assets From Fund Share Transactions	558,811	436,884
Increase in Net Assets	805,005	773,965

Net Assets:
Beginning of period	3,332,000	2,558,035
End of period*	$4,137,005	$3,332,000
* Includes undistributed (overdistributed) net investment income, respectively, of:	$11,050	$(3,346)

See Notes to Financial Statements.

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	41

Statements of changes in net assets (cont’d)

QS Legg Mason Target Retirement 2050

For the Six Months Ended July 31, 2014 (unaudited) and the Year Ended January 31, 2014	July 31	January 31

Operations:
Net investment income	$14,247	$33,443
Net realized gain	10,264	39,218
Change in net unrealized appreciation (depreciation)	293,441	347,607
Increase in Net Assets From Operations	317,952	420,268

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	—	(47,869)
Net realized gains	(5,223)	—
Decrease in Net Assets From Distributions to Shareholders	(5,223)	(47,869)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,336,426	2,311,519
Reinvestment of distributions	3,350	27,303
Cost of shares repurchased	(887,577)	(1,596,806)
Increase in Net Assets From Fund Share Transactions	452,199	742,016
Increase in Net Assets	764,928	1,114,415

Net Assets:
Beginning of period	3,834,985	2,720,570
End of period*	$4,599,913	$3,834,985
* Includes undistributed (overdistributed) net investment income, respectively, of:	$10,305	$(3,942)

See Notes to Financial Statements.

42	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

QS Legg Mason Target Retirement Fund

For the Six Months Ended July 31, 2014 (unaudited) and the Year Ended January 31, 2014	July 31	January 31

Operations:
Net investment income	$55,855	$83,418
Net realized gain	23,839	19,642
Change in net unrealized appreciation (depreciation)	269,041	76,468
Increase in Net Assets From Operations	348,735	179,528

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(7,250)	(94,613)
Net realized gains	(30,738)	(21,035)
Decrease in Net Assets From Distributions to Shareholders	(37,988)	(115,648)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,119,052	4,741,260
Reinvestment of distributions	35,351	107,106
Cost of shares repurchased	(761,335)	(2,764,466)
Increase in Net Assets From Fund Share Transactions	393,068	2,083,900
Increase in Net Assets	703,815	2,147,780

Net Assets:
Beginning of period	6,172,350	4,024,570
End of period*	$6,876,165	$6,172,350
* Includes undistributed net investment income of:	$51,527	$2,922

See Notes to Financial Statements.

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	43

Financial highlights

QS Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2014[2]		2014	2013	2012		2011		2010

Net asset value, beginning of period	$12.39		$11.95	$11.25	$11.92		$10.38		$7.91

Income (loss) from operations:
Net investment income	0.09		0.19	0.19	0.15	[3]	0.33	[3]	0.35	[3]
Net realized and unrealized gain (loss)	0.66		0.45	0.69	(0.61)		1.47		2.40
Total income (loss) from operations	0.75		0.64	0.88	(0.46)		1.80		2.75

Less distributions from:
Net investment income	(0.00)	[4]	(0.20)	(0.18)	(0.17)		(0.26)		(0.28)
Net realized gains	—		—	—	(0.04)		—		—
Total distributions	(0.00)	[4]	(0.20)	(0.18)	(0.21)		(0.26)		(0.28)

Net asset value, end of period	$13.14		$12.39	$11.95	$11.25		$11.92		$10.38
Total return[5]	6.09%		5.34%	7.92%	(3.82)%		17.42%		34.70%

Net assets, end of period (000s)	$1,773		$2,084	$1,219	$848		$231		$233

Ratios to average net assets:
Gross expenses[6]	4.69%[7]		5.13%	6.47%	3.55%		6.12%		14.08%
Net expenses[6,8,9]	0.56	[7,10]	0.56 [10]	0.59 [10]	0.65	[10,11]	0.43	[11,12,13]	0.58	[13]
Net investment income	1.46	[7]	1.57	1.69	1.31	[3]	2.92	[3]	3.53	[3]

Portfolio turnover rate	18%		54%	202%	235%		54%		68%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

44	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

QS Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2014[2]		2014	2013	2012		2011		2010

Net asset value, beginning of period	$12.39		$11.94	$11.25	$11.92		$10.38		$7.91

Income (loss) from operations:
Net investment income	0.04		0.07	0.09	0.06	[3]	0.29	[3]	0.28	[3]
Net realized and unrealized gain (loss)	0.66		0.48	0.70	(0.61)		1.42		2.39
Total income (loss) from operations	0.70		0.55	0.79	(0.55)		1.71		2.67

Less distributions from:
Net investment income	(0.00)	[4]	(0.10)	(0.10)	(0.08)		(0.17)		(0.20)
Net realized gains	—		—	—	(0.04)		—		—
Total distributions	(0.00)	[4]	(0.10)	(0.10)	(0.12)		(0.17)		(0.20)

Net asset value, end of period	$13.09		$12.39	$11.94	$11.25		$11.92		$10.38
Total return[5]	5.69%		4.57%	7.02%	(4.56)%		16.54%		33.67%

Net assets, end of period (000s)	$2,092		$2,168	$2,538	$3,509		$3,274		$1,046

Ratios to average net assets:
Gross expenses[6]	5.46%[7]		5.98%	7.01%	4.25%		6.71%		13.38%
Net expenses[6,8,9]	1.31	[7,10]	1.31 [10]	1.34 [10]	1.37	[10,11]	1.16	[11,12,13]	1.33	[13]
Net investment income	0.65	[7]	0.61	0.76	0.48	[3]	2.58	[3]	2.83	[3]

Portfolio turnover rate	18%		54%	202%	235%		54%		68%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	45

Financial highlights (cont’d)

QS Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2014[2]		2014	2013	2012		2011		2010

Net asset value, beginning of period	$12.43		$11.98	$11.25	$11.92		$10.38		$7.91

Income (loss) from operations:
Net investment income	0.10		0.18	0.13	0.17	[3]	0.32	[3]	0.30	[3]
Net realized and unrealized gain (loss)	0.66		0.47	0.78	(0.62)		1.48		2.45
Total income (loss) from operations	0.76		0.65	0.91	(0.45)		1.80		2.75

Less distributions from:
Net investment income	(0.00)	[4]	(0.20)	(0.18)	(0.18)		(0.26)		(0.28)
Net realized gains	—		—	—	(0.04)		—		—
Total distributions	(0.00)	[4]	(0.20)	(0.18)	(0.22)		(0.26)		(0.28)

Net asset value, end of period	$13.19		$12.43	$11.98	$11.25		$11.92		$10.38
Total return[5]	6.15%		5.42%	8.19%	(3.74)%		17.42%		34.70%

Net assets, end of period (000s)	$20		$18	$17	$70		$553		$476

Ratios to average net assets:
Gross expenses[6]	4.35%[7]		4.90%	5.81%	3.28%		5.95%		18.15%
Net expenses[6,8,9]	0.45	[7,10]	0.49 [10]	0.50 [10]	0.49	[10,11]	0.43	[11,12,13]	0.58	[13]
Net investment income	1.56	[7]	1.47	1.13	1.44	[3]	2.85	[3]	3.18	[3]

Portfolio turnover rate	18%		54%	202%	235%		54%		68%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

46	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

QS Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2014[2]		2014	2013	2012		2011		2010

Net asset value, beginning of period	$12.44		$11.99	$11.25	$11.92		$10.38		$7.91

Income (loss) from operations:
Net investment income	0.06		0.18	0.10	0.12	[3]	0.29	[3]	0.28	[3]
Net realized and unrealized gain (loss)	0.68		0.44	0.80	(0.61)		1.48		2.44
Total income (loss) from operations	0.74		0.62	0.90	(0.49)		1.77		2.72

Less distributions from:
Net investment income	(0.00)	[4]	(0.17)	(0.16)	(0.14)		(0.23)		(0.25)
Net realized gains	—		—	—	(0.04)		—		—
Total distributions	(0.00)	[4]	(0.17)	(0.16)	(0.18)		(0.23)		(0.25)

Net asset value, end of period	$13.18		$12.44	$11.99	$11.25		$11.92		$10.38
Total return[5]	5.99%		5.14%	8.01%	(4.08)%		17.11%		34.36%

Net assets, end of period (000s)	$28		$53	$23	$102		$105		$91

Ratios to average net assets:
Gross expenses[6]	4.98%[7]		5.18%	6.06%	3.55%		6.21%		18.27%
Net expenses[6,8,9]	0.81	[7,10]	0.67 [10]	0.75 [10]	0.86	[10,11]	0.68	[11,12,13]	0.84	[13]
Net investment income	0.96	[7]	1.47	0.90	1.01	[3]	2.59	[3]	2.93	[3]

Portfolio turnover rate	18%		54%	202%	235%		54%		68%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	47

Financial highlights (cont’d)

QS Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2014[2]		2014	2013	2012		2011		2010

Net asset value, beginning of period	$12.38		$11.94	$11.24	$11.92		$10.39		$7.92

Income (loss) from operations:
Net investment income	0.14		0.19	0.21	0.19	[3]	0.34	[3]	0.34	[3]
Net realized and unrealized gain (loss)	0.63		0.49	0.71	(0.61)		1.49		2.44
Total income (loss) from operations	0.77		0.68	0.92	(0.42)		1.83		2.78

Less distributions from:
Net investment income	(0.00)	[4]	(0.24)	(0.22)	(0.22)		(0.30)		(0.31)
Net realized gains	—		—	—	(0.04)		—		—
Total distributions	(0.00)	[4]	(0.24)	(0.22)	(0.26)		(0.30)		(0.31)

Net asset value, end of period	$13.15		$12.38	$11.94	$11.24		$11.92		$10.39
Total return[5]	6.26%		5.68%	8.25%	(3.48)%		17.63%		35.07%

Net assets, end of period (000s)	$168		$55	$85	$86		$212		$138

Ratios to average net assets:
Gross expenses[6]	4.16%[7]		4.56%	6.18%	3.18%		5.78%		15.32%
Net expenses[6,8,9]	0.25	[7,10]	0.26 [10]	0.31 [10]	0.27	[10,11]	0.17	[11,12,13]	0.28	[13]
Net investment income	2.13	[7]	1.56	1.82	1.59	[3]	3.07	[3]	3.56	[3]

Portfolio turnover rate	18%		54%	202%	235%		54%		68%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

48	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

QS Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2014[2]		2014	2013	2012		2011		2010

Net asset value, beginning of period	$13.40		$12.90	$11.73	$11.79		$10.25		$7.81

Income (loss) from operations:
Net investment income	0.10		0.18	0.24	0.24	[3]	0.36	[3]	0.30	[3]
Net realized and unrealized gain (loss)	0.82		0.75	1.17	(0.07)		1.45		2.40
Total income from operations	0.92		0.93	1.41	0.17		1.81		2.70

Less distributions from:
Net investment income	(0.00)	[4]	(0.21)	(0.24)	(0.23)		(0.27)		(0.26)
Net realized gains	(0.08)		(0.22)	—	—		—		—
Total distributions	(0.08)		(0.43)	(0.24)	(0.23)		(0.27)		(0.26)

Net asset value, end of period	$14.24		$13.40	$12.90	$11.73		$11.79		$10.25
Total return[5]	6.85%		7.29%	12.08%	1.55%		17.72%		34.46%

Net assets, end of period (000s)	$3,339		$2,012	$1,282	$568		$533		$192

Ratios to average net assets:
Gross expenses[6]	3.17%[7]		3.82%	5.37%	3.58%		5.29%		13.03%
Net expenses[6,8,9]	0.55	[7,10]	0.55 [10]	0.55 [10]	0.49	[10,11]	0.41	[11,12,13]	0.58	[13]
Net investment income	1.47	[7]	1.37	1.94	2.05	[3]	3.23	[3]	3.14	[3]

Portfolio turnover rate	21%		43%	48%	44%		41%		50%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	49

Financial highlights (cont’d)

QS Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2014[2]		2014	2013	2012		2011		2010

Net asset value, beginning of period	$13.40		$12.91	$11.74	$11.79		$10.25		$7.81

Income (loss) from operations:
Net investment income	0.04		0.07	0.13	0.14	[3]	0.23	[3]	0.22	[3]
Net realized and unrealized gain (loss)	0.83		0.75	1.18	(0.04)		1.49		2.39
Total income from operations	0.87		0.82	1.31	0.10		1.72		2.61

Less distributions from:
Net investment income	(0.00)	[4]	(0.11)	(0.14)	(0.15)		(0.18)		(0.17)
Net realized gains	(0.08)		(0.22)	—	—		—		—
Total distributions	(0.08)		(0.33)	(0.14)	(0.15)		(0.18)		(0.17)

Net asset value, end of period	$14.19		$13.40	$12.91	$11.74		$11.79		$10.25
Total return[5]	6.48%		6.38%	11.23%	0.88%		16.80%		33.43%

Net assets, end of period (000s)	$1,999		$2,594	$2,462	$2,520		$2,399		$1,217

Ratios to average net assets:
Gross expenses[6]	4.09%[7]		4.55%	6.02%	4.24%		6.20%		14.33%
Net expenses[6,8,9]	1.30	[7,10]	1.30 [10]	1.30 [10]	1.24	[10,11]	1.16	[11,12,13]	1.33	[13]
Net investment income	0.56	[7]	0.56	1.06	1.20	[3]	2.08	[3]	2.28	[3]

Portfolio turnover rate	21%		43%	48%	44%		41%		50%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

50	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

QS Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2014[2]		2014	2013	2012		2011		2010

Net asset value, beginning of period	$13.44		$12.94	$11.74	$11.79		$10.25		$7.81

Income (loss) from operations:
Net investment income	0.09		0.17	0.19	0.18	[3]	0.29	[3]	0.26	[3]
Net realized and unrealized gain (loss)	0.84		0.76	1.25	(0.00)	[4]	1.52		2.44
Total income from operations	0.93		0.93	1.44	0.18		1.81		2.70

Less distributions from:
Net investment income	(0.00)	[4]	(0.21)	(0.24)	(0.23)		(0.27)		(0.26)
Net realized gains	(0.08)		(0.22)	—	—		—		—
Total distributions	(0.08)		(0.43)	(0.24)	(0.23)		(0.27)		(0.26)

Net asset value, end of period	$14.29		$13.44	$12.94	$11.74		$11.79		$10.25
Total return[5]	6.91%		7.26%	12.33%	1.62%		17.69%		34.46%

Net assets, end of period (000s)	$16		$15	$14	$67		$517		$450

Ratios to average net assets:
Gross expenses[6]	2.95%[7]		3.60%	4.64%	3.37%		5.19%		15.32%
Net expenses[6,8,9]	0.56	[7,10]	0.56 [10]	0.46 [10]	0.44	[10,11]	0.42	[11,12,13]	0.58	[13]
Net investment income	1.33	[7]	1.30	1.60	1.50	[3]	2.65	[3]	2.82	[3]

Portfolio turnover rate	21%		43%	48%	44%		41%		50%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	51

Financial highlights (cont’d)

QS Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2014[2]		2014	2013	2012		2011		2010

Net asset value, beginning of period	$13.40		$12.90	$11.73	$11.79		$10.25		$7.81

Income (loss) from operations:
Net investment income	0.08		0.15	0.19	0.19	[3]	0.26	[3]	0.24	[3]
Net realized and unrealized gain (loss)	0.82		0.75	1.19	(0.05)		1.52		2.43
Total income from operations	0.90		0.90	1.38	0.14		1.78		2.67

Less distributions from:
Net investment income	(0.00)	[4]	(0.18)	(0.21)	(0.20)		(0.24)		(0.23)
Net realized gains	(0.08)		(0.22)	—	—		—		—
Total distributions	(0.08)		(0.40)	(0.21)	(0.20)		(0.24)		(0.23)

Net asset value, end of period	$14.22		$13.40	$12.90	$11.73		$11.79		$10.25
Total return[5]	6.70%		7.01%	11.80%	1.29%		17.40%		34.11%

Net assets, end of period (000s)	$160		$237	$166	$138		$169		$143

Ratios to average net assets:
Gross expenses[6]	3.59%[7]		4.05%	5.51%	3.60%		5.51%		15.12%
Net expenses[6,8,9]	0.80	[7,10]	0.80 [10]	0.80 [10]	0.73	[10,11]	0.67	[11,12,13]	0.83	[13]
Net investment income	1.18	[7]	1.12	1.55	1.60	[3]	2.40	[3]	2.56	[3]

Portfolio turnover rate	21%		43%	48%	44%		41%		50%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

52	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

QS Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2014[2]		2014	2013	2012		2011		2010

Net asset value, beginning of period	$13.38		$12.89	$11.72	$11.79		$10.26		$7.81

Income (loss) from operations:
Net investment income	0.12		0.21	0.26	0.27	[3]	0.32	[3]	0.32	[3]
Net realized and unrealized gain (loss)	0.82		0.76	1.19	(0.06)		1.51		2.42
Total income from operations	0.94		0.97	1.45	0.21		1.83		2.74

Less distributions from:
Net investment income	(0.00)	[4]	(0.26)	(0.28)	(0.28)		(0.30)		(0.29)
Net realized gains	(0.08)		(0.22)	—	—		—		—
Total distributions	(0.08)		(0.48)	(0.28)	(0.28)		(0.30)		(0.29)

Net asset value, end of period	$14.24		$13.38	$12.89	$11.72		$11.79		$10.26
Total return[5]	7.01%		7.55%	12.49%	1.84%		17.92%		35.01%

Net assets, end of period (000s)	$807		$662	$836	$1,514		$911		$177

Ratios to average net assets:
Gross expenses[6]	2.90%[7]		3.51%	4.82%	3.04%		4.98%		12.48%
Net expenses[6,8,9]	0.25	[7,10]	0.25 [10]	0.25 [10]	0.21	[10,11]	0.16	[11,12,13]	0.28	[13]
Net investment income	1.68	[7]	1.59	2.18	2.34	[3]	2.96	[3]	3.35	[3]

Portfolio turnover rate	21%		43%	48%	44%		41%		50%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	53

Financial highlights (cont’d)

QS Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2014[2]	2014	2013	2012		2011		2010

Net asset value, beginning of period	$13.42	$12.82	$11.56	$11.65		$10.05		$7.60

Income (loss) from operations:
Net investment income	0.08	0.17	0.26	0.22	[3]	0.28	[3]	0.26	[3]
Net realized and unrealized gain (loss)	0.88	0.92	1.24	(0.09)		1.57		2.41
Total income from operations	0.96	1.09	1.50	0.13		1.85		2.67

Less distributions from:
Net investment income	—	(0.21)	(0.23)	(0.22)		(0.25)		(0.22)
Net realized gains	(0.11)	(0.28)	(0.01)	—		—		—
Total distributions	(0.11)	(0.49)	(0.24)	(0.22)		(0.25)		(0.22)

Net asset value, end of period	$14.27	$13.42	$12.82	$11.56		$11.65		$10.05
Total return[4]	7.18%	8.46%	13.04%	1.23%		18.50%		35.13%

Net assets, end of period (000s)	$3,062	$2,775	$2,065	$828		$325		$216

Ratios to average net assets:
Gross expenses[5]	2.66%[6]	2.98%	4.25%	3.05%		4.80%		13.74%
Net expenses[5,7,8]	0.54 [6,9]	0.54 [9]	0.54 [9]	0.49	[9,10]	0.40	[10,11,12]	0.57	[12]
Net investment income	1.16 [6]	1.30	2.17	1.95	[3]	2.57	[3]	2.78	[3]

Portfolio turnover rate	14%	34%	30%	29%		28%		48%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

54	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

QS Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2014[2]	2014	2013	2012		2011		2010

Net asset value, beginning of period	$13.43	$12.82	$11.56	$11.65		$10.05		$7.60

Income (loss) from operations:
Net investment income	0.03	0.06	0.13	0.13	[3]	0.20	[3]	0.21	[3]
Net realized and unrealized gain (loss)	0.87	0.93	1.27	(0.08)		1.57		2.38
Total income from operations	0.90	0.99	1.40	0.05		1.77		2.59

Less distributions from:
Net investment income	—	(0.10)	(0.13)	(0.14)		(0.17)		(0.14)
Net realized gains	(0.11)	(0.28)	(0.01)	—		—		—
Total distributions	(0.11)	(0.38)	(0.14)	(0.14)		(0.17)		(0.14)

Net asset value, end of period	$14.22	$13.43	$12.82	$11.56		$11.65		$10.05
Total return[4]	6.72%	7.70%	12.19%	0.48%		17.61%		34.09%

Net assets, end of period (000s)	$4,072	$3,580	$4,029	$3,702		$3,112		$1,521

Ratios to average net assets:
Gross expenses[5]	3.41%[6]	3.76%	4.89%	3.81%		5.67%		14.80%
Net expenses[5,7,8]	1.29 [6,9]	1.29 [9]	1.29 [9]	1.22	[9,10]	1.15	[10,11,12]	1.32	[12]
Net investment income	0.46 [6]	0.45	1.06	1.17	[3]	1.87	[3]	2.19	[3]

Portfolio turnover rate	14%	34%	30%	29%		28%		48%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	55

Financial highlights (cont’d)

QS Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2014[2]	2014	2013	2012		2011		2010

Net asset value, beginning of period	$13.45	$12.85	$11.56	$11.65		$10.05		$7.60

Income (loss) from operations:
Net investment income	0.08	0.17	0.18	0.17	[3]	0.26	[3]	0.24	[3]
Net realized and unrealized gain (loss)	0.88	0.91	1.35	(0.04)		1.59		2.43
Total income from operations	0.96	1.08	1.53	0.13		1.85		2.67

Less distributions from:
Net investment income	—	(0.20)	(0.23)	(0.22)		(0.25)		(0.22)
Net realized gains	(0.11)	(0.28)	(0.01)	—		—		—
Total distributions	(0.11)	(0.48)	(0.24)	(0.22)		(0.25)		(0.22)

Net asset value, end of period	$14.30	$13.45	$12.85	$11.56		$11.65		$10.05
Total return[4]	7.16%	8.43%	13.30%	1.22%		18.49%		35.13%

Net assets, end of period (000s)	$17	$16	$14	$72		$511		$441

Ratios to average net assets:
Gross expenses[5]	2.34%[6]	2.67%	3.66%	3.01%		4.66%		16.80%
Net expenses[5,7,8]	0.55 [6,9]	0.55 [9]	0.48 [9]	0.43	[9,10]	0.41	[10,11,12]	0.57	[12]
Net investment income	1.20 [6]	1.25	1.52	1.41	[3]	2.46	[3]	2.62	[3]

Portfolio turnover rate	14%	34%	30%	29%		28%		48%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

56	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

QS Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2014[2]	2014	2013	2012		2011		2010

Net asset value, beginning of period	$13.42	$12.82	$11.56	$11.65		$10.04		$7.60

Income (loss) from operations:
Net investment income	0.07	0.14	0.16	0.22	[3]	0.24	[3]	0.22	[3]
Net realized and unrealized gain (loss)	0.87	0.91	1.30	(0.12)		1.59		2.42
Total income from operations	0.94	1.05	1.46	0.10		1.83		2.64

Less distributions from:
Net investment income	—	(0.17)	(0.19)	(0.19)		(0.22)		(0.20)
Net realized gains	(0.11)	(0.28)	(0.01)	—		—		—
Total distributions	(0.11)	(0.45)	(0.20)	(0.19)		(0.22)		(0.20)

Net asset value, end of period	$14.25	$13.42	$12.82	$11.56		$11.65		$10.04
Total return[4]	7.03%	8.18%	12.75%	0.98%		18.31%		34.65%

Net assets, end of period (000s)	$117	$91	$74	$162		$114		$88

Ratios to average net assets:
Gross expenses[5]	2.90%[6]	3.16%	4.38%	3.10%		4.92%		17.08%
Net expenses[5,7,8]	0.79 [6,9]	0.79 [9]	0.79 [9]	0.74	[9,10]	0.66	[10,11,12]	0.82	[12]
Net investment income	1.02 [6]	1.04	1.31	1.95	[3]	2.22	[3]	2.37	[3]

Portfolio turnover rate	14%	34%	30%	29%		28%		48%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	57

Financial highlights (cont’d)

QS Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2014[2]	2014	2013	2012		2011		2010

Net asset value, beginning of period	$13.41	$12.81	$11.55	$11.65		$10.05		$7.61

Income (loss) from operations:
Net investment income	0.11	0.21	0.26	0.25	[3]	0.30	[3]	0.30	[3]
Net realized and unrealized gain (loss)	0.87	0.92	1.27	(0.09)		1.59		2.40
Total income from operations	0.98	1.13	1.53	0.16		1.89		2.70

Less distributions from:
Net investment income	—	(0.25)	(0.26)	(0.26)		(0.29)		(0.26)
Net realized gains	(0.11)	(0.28)	(0.01)	—		—		—
Total distributions	(0.11)	(0.53)	(0.27)	(0.26)		(0.29)		(0.26)

Net asset value, end of period	$14.28	$13.41	$12.81	$11.55		$11.65		$10.05
Total return[4]	7.33%	8.81%	13.39%	1.51%		18.82%		35.37%

Net assets, end of period (000s)	$1,605	$1,297	$1,247	$1,083		$966		$404

Ratios to average net assets:
Gross expenses[5]	2.35%[6]	2.63%	3.79%	2.68%		4.45%		11.39%
Net expenses[5,7,8]	0.24 [6,9]	0.24 [9]	0.24 [9]	0.19	[9,10]	0.15	[10,11,12]	0.27	[12]
Net investment income	1.54 [6]	1.58	2.16	2.15	[3]	2.82	[3]	3.07	[3]

Portfolio turnover rate	14%	34%	30%	29%		28%		48%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

58	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

QS Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2014[2]	2014	2013	2012		2011		2010

Net asset value, beginning of period	$13.24	$12.57	$11.23	$11.41		$9.74		$7.36

Income (loss) from operations:
Net investment income	0.09	0.19	0.24	0.23	[3]	0.25	[3]	0.22	[3]
Net realized and unrealized gain (loss)	0.88	1.06	1.33	(0.19)		1.63		2.36
Total income from operations	0.97	1.25	1.57	0.04		1.88		2.58

Less distributions from:
Net investment income	(0.01)	(0.21)	(0.23)	(0.22)		(0.21)		(0.20)
Net realized gains	(0.12)	(0.37)	—	—		—		—
Total distributions	(0.13)	(0.58)	(0.23)	(0.22)		(0.21)		(0.20)

Net asset value, end of period	$14.08	$13.24	$12.57	$11.23		$11.41		$9.74
Total return[4]	7.27%	10.04%	14.10%	0.42%		19.29%		34.93%

Net assets, end of period (000s)	$2,467	$1,513	$813	$530		$248		$129

Ratios to average net assets:
Gross expenses[5]	3.51%[6]	3.84%	5.88%	3.77%		5.73%		15.76%
Net expenses[5,7,8]	0.56 [6,9]	0.56 [9]	0.55 [9]	0.50	[9,10]	0.42	[10,11,12]	0.57	[12]
Net investment income	1.29 [6]	1.42	2.01	2.07	[3]	2.33	[3]	2.43	[3]

Portfolio turnover rate	20%	45%	49%	48%		35%		91%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	59

Financial highlights (cont’d)

QS Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2014[2]	2014	2013	2012		2011		2010

Net asset value, beginning of period	$13.24	$12.57	$11.23	$11.41		$9.73		$7.35

Income (loss) from operations:
Net investment income	0.03	0.07	0.12	0.14	[3]	0.15	[3]	0.18	[3]
Net realized and unrealized gain (loss)	0.89	1.08	1.36	(0.18)		1.65		2.32
Total income (loss) from operations	0.92	1.15	1.48	(0.04)		1.80		2.50

Less distributions from:
Net investment income	(0.01)	(0.11)	(0.14)	(0.14)		(0.12)		(0.12)
Net realized gains	(0.12)	(0.37)	—	—		—		—
Total distributions	(0.13)	(0.48)	(0.14)	(0.14)		(0.12)		(0.12)

Net asset value, end of period	$14.03	$13.24	$12.57	$11.23		$11.41		$9.73
Total return[4]	6.90%	9.25%	13.24%	(0.32)%		18.52%		33.95%

Net assets, end of period (000s)	$1,681	$1,870	$2,261	$2,575		$1,824		$661

Ratios to average net assets:
Gross expenses[5]	4.35%[6]	4.74%	6.25%	4.55%		6.76%		16.80%
Net expenses[5,7,8]	1.31 [6,9]	1.31 [9]	1.30 [9]	1.25	[9,10]	1.16	[10,11,12]	1.32	[12]
Net investment income	0.47 [6]	0.57	1.01	1.26	[3]	1.42	[3]	2.03	[3]

Portfolio turnover rate	20%	45%	49%	48%		35%		91%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

60	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

QS Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2014[2]	2014	2013	2012		2011		2010

Net asset value, beginning of period	$13.24	$12.57	$11.24	$11.41		$9.74		$7.36

Income (loss) from operations:
Net investment income	0.09	0.19	0.18	0.15	[3]	0.21	[3]	0.20	[3]
Net realized and unrealized gain (loss)	0.88	1.06	1.38	(0.10)		1.67		2.38
Total income from operations	0.97	1.25	1.56	0.05		1.88		2.58

Less distributions from:
Net investment income	(0.01)	(0.21)	(0.23)	(0.22)		(0.21)		(0.20)
Net realized gains	(0.12)	(0.37)	—	—		—		—
Total distributions	(0.13)	(0.58)	(0.23)	(0.22)		(0.21)		(0.20)

Net asset value, end of period	$14.08	$13.24	$12.57	$11.24		$11.41		$9.74
Total return[4]	7.27%	10.04%	14.00%	0.51%		19.29%		34.92%

Net assets, end of period (000s)	$23	$21	$17	$49		$521		$459

Ratios to average net assets:
Gross expenses[5]	3.22%[6]	3.67%	5.00%	3.57%		5.67%		16.40%
Net expenses[5,7,8]	0.55 [6,9]	0.56 [9]	0.55 [9]	0.45	[9,10]	0.42	[10,11,12]	0.57	[12]
Net investment income	1.24 [6]	1.46	1.53	1.30	[3]	1.99	[3]	2.28	[3]

Portfolio turnover rate	20%	45%	49%	48%		35%		91%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	61

Financial highlights (cont’d)

QS Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2014[2]	2014	2013	2012		2011		2010

Net asset value, beginning of period	$13.24	$12.57	$11.23	$11.41		$9.74		$7.36

Income (loss) from operations:
Net investment income	0.07	0.19	0.16	0.19	[3]	0.19	[3]	0.19	[3]
Net realized and unrealized gain (loss)	0.89	1.03	1.38	(0.18)		1.66		2.36
Total income from operations	0.96	1.22	1.54	0.01		1.85		2.55

Less distributions from:
Net investment income	(0.01)	(0.18)	(0.20)	(0.19)		(0.18)		(0.17)
Net realized gains	(0.12)	(0.37)	—	—		—		—
Total distributions	(0.13)	(0.55)	(0.20)	(0.19)		(0.18)		(0.17)

Net asset value, end of period	$14.07	$13.24	$12.57	$11.23		$11.41		$9.74
Total return[4]	7.28%	9.70%	13.81%	0.17%		18.99%		34.58%

Net assets, end of period (000s)	$160	$321	$107	$162		$127		$99

Ratios to average net assets:
Gross expenses[5]	3.79%[6]	4.15%	5.51%	3.79%		5.93%		16.21%
Net expenses[5,7,8]	0.81 [6,9]	0.80 [9]	0.80 [9]	0.75	[9,10]	0.67	[10,11,12]	0.82	[12]
Net investment income	1.04 [6]	1.44	1.35	1.68	[3]	1.78	[3]	2.10	[3]

Portfolio turnover rate	20%	45%	49%	48%		35%		91%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

62	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

QS Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2014[2]	2014	2013	2012		2011		2010

Net asset value, beginning of period	$13.24	$12.57	$11.24	$11.42		$9.74		$7.36

Income (loss) from operations:
Net investment income	0.11	0.22	0.25	0.24	[3]	0.24	[3]	0.27	[3]
Net realized and unrealized gain (loss)	0.89	1.07	1.35	(0.17)		1.68		2.34
Total income from operations	1.00	1.29	1.60	0.07		1.92		2.61

Less distributions from:
Net investment income	(0.01)	(0.25)	(0.27)	(0.25)		(0.24)		(0.23)
Net realized gains	(0.12)	(0.37)	—	—		—		—
Total distributions	(0.13)	(0.62)	(0.27)	(0.25)		(0.24)		(0.23)

Net asset value, end of period	$14.11	$13.24	$12.57	$11.24		$11.42		$9.74
Total return[4]	7.50%	10.36%	14.34%	0.74%		19.73%		35.34%

Net assets, end of period (000s)	$1,346	$1,268	$1,275	$1,231		$1,182		$373

Ratios to average net assets:
Gross expenses[5]	3.26%[6]	3.66%	5.07%	3.34%		5.44%		11.64%
Net expenses[5,7,8]	0.26 [6,9]	0.26 [9]	0.25 [9]	0.21	[9,10]	0.16	[10,11,12]	0.27	[12]
Net investment income	1.54 [6]	1.66	2.11	2.15	[3]	2.26	[3]	2.85	[3]

Portfolio turnover rate	20%	45%	49%	48%		35%		91%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	63

Financial highlights (cont’d)

QS Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2014[2]		2014	2013	2012		2011	2010

Net asset value, beginning of period	$13.55		$12.43	$11.01	$11.27		$9.49	$7.11

Income (loss) from operations:
Net investment income	0.09		0.20	0.24	0.19	[3]	0.18	0.18
Net realized and unrealized gain (loss)	0.92		1.35	1.39	(0.24)		1.76	2.35
Total income (loss) from operations	1.01		1.55	1.63	(0.05)		1.94	2.53

Less distributions from:
Net investment income	(0.00)	[4]	(0.22)	(0.21)	(0.21)		(0.16)	(0.15)
Net realized gains	(0.12)		(0.21)	—	—		—	—
Total distributions	(0.12)		(0.43)	(0.21)	(0.21)		(0.16)	(0.15)

Net asset value, end of period	$14.44		$13.55	$12.43	$11.01		$11.27	$9.49
Total return[5]	7.45%		12.55%	14.95%	(0.39)%		20.48%	35.49%

Net assets, end of period (000s)	$2,036		$1,313	$771	$466		$413	$297

Ratios to average net assets:
Gross expenses[6]	3.26%[7]		3.74%	5.85%	3.92%		5.43%	16.33%
Net expenses[6,8,9]	0.56	[7,10]	0.56 [10]	0.55 [10]	0.50	[10,11]	0.43 [11,12,13]	0.57 [13]
Net investment income	1.29	[7]	1.51	2.04	1.73	[3]	1.71	2.00

Portfolio turnover rate	19%		38%	52%	33%		33%	48%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

64	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

QS Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2014[2]		2014	2013	2012		2011	2010

Net asset value, beginning of period	$13.54		$12.42	$11.00	$11.26		$9.48	$7.11

Income (loss) from operations:
Net investment income	0.02		0.08	0.13	0.11	[3]	0.10	0.19
Net realized and unrealized gain (loss)	0.93		1.37	1.41	(0.24)		1.76	2.25
Total income (loss) from operations	0.95		1.45	1.54	(0.13)		1.86	2.44

Less distributions from:
Net investment income	(0.00)	[4]	(0.12)	(0.12)	(0.13)		(0.08)	(0.07)
Net realized gains	(0.12)		(0.21)	—	—		—	—
Total distributions	(0.12)		(0.33)	(0.12)	(0.13)		(0.08)	(0.07)

Net asset value, end of period	$14.37		$13.54	$12.42	$11.00		$11.26	$9.48
Total return[5]	7.01%		11.74%	14.10%	(1.12)%		19.60%	34.34%

Net assets, end of period (000s)	$2,385		$2,440	$2,355	$2,014		$1,648	$813

Ratios to average net assets:
Gross expenses[6]	4.06%[7]		4.51%	6.51%	4.83%		6.33%	13.86%
Net expenses[6,8,9]	1.31	[7,10]	1.31 [10]	1.30 [10]	1.25	[10,11]	1.17 [11,12,13]	1.33 [13]
Net investment income	0.33	[7]	0.64	1.14	1.00	[3]	0.97	2.02

Portfolio turnover rate	19%		38%	52%	33%		33%	48%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	65

Financial highlights (cont’d)

QS Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2014[2]		2014	2013	2012		2011	2010

Net asset value, beginning of period	$13.54		$12.42	$11.01	$11.27		$9.49	$7.11

Income (loss) from operations:
Net investment income	0.08		0.19	0.17	0.12	[3]	0.16	0.16
Net realized and unrealized gain (loss)	0.93		1.36	1.45	(0.17)		1.78	2.37
Total income (loss) from operations	1.01		1.55	1.62	(0.05)		1.94	2.53

Less distributions from:
Net investment income	(0.00)	[4]	(0.22)	(0.21)	(0.21)		(0.16)	(0.15)
Net realized gains	(0.12)		(0.21)	—	—		—	—
Total distributions	(0.12)		(0.43)	(0.21)	(0.21)		(0.16)	(0.15)

Net asset value, end of period	$14.43		$13.54	$12.42	$11.01		$11.27	$9.49
Total return[5]	7.46%		12.56%	14.86%	(0.40)%		20.47%	35.49%

Net assets, end of period (000s)	$30		$31	$25	$56		$504	$416

Ratios to average net assets:
Gross expenses[6]	2.92%[7]		3.43%	5.29%	3.63%		5.30%	20.32%
Net expenses[6,8,9]	0.55	[7,10]	0.56 [10]	0.56 [10]	0.46	[10,11]	0.43 [11,12,13]	0.58 [13]
Net investment income	1.12	[7]	1.42	1.47	1.02	[3]	1.58	1.88

Portfolio turnover rate	19%		38%	52%	33%		33%	48%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

66	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

QS Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2014[2]		2014	2013	2012		2011	2010

Net asset value, beginning of period	$13.54		$12.42	$11.00	$11.26		$9.48	$7.11

Income (loss) from operations:
Net investment income	0.05		0.15	0.18	0.17	[3]	0.13	0.14
Net realized and unrealized gain (loss)	0.94		1.37	1.42	(0.25)		1.78	2.35
Total income (loss) from operations	0.99		1.52	1.60	(0.08)		1.91	2.49

Less distributions from:
Net investment income	(0.00)	[4]	(0.19)	(0.18)	(0.18)		(0.13)	(0.12)
Net realized gains	(0.12)		(0.21)	—	—		—	—
Total distributions	(0.12)		(0.40)	(0.18)	(0.18)		(0.13)	(0.12)

Net asset value, end of period	$14.41		$13.54	$12.42	$11.00		$11.26	$9.48
Total return[5]	7.31%		12.28%	14.67%	(0.63)%		20.19%	35.01%

Net assets, end of period (000s)	$130		$225	$180	$136		$101	$83

Ratios to average net assets:
Gross expenses[6]	3.59%[7]		3.99%	5.82%	3.97%		5.54%	20.61%
Net expenses[6,8,9]	0.81	[7,10]	0.81 [10]	0.80 [10]	0.75	[10,11]	0.68 [11,12,13]	0.83 [13]
Net investment income	0.68	[7]	1.16	1.56	1.56	[3]	1.28	1.63

Portfolio turnover rate	19%		38%	52%	33%		33%	48%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	67

Financial highlights (cont’d)

QS Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2014[2]		2014	2013	2012		2011	2010

Net asset value, beginning of period	$13.54		$12.42	$11.00	$11.27		$9.49	$7.12

Income (loss) from operations:
Net investment income	0.10		0.23	0.24	0.20	[3]	0.19	0.27
Net realized and unrealized gain (loss)	0.93		1.36	1.43	(0.23)		1.78	2.28
Total income (loss) from operations	1.03		1.59	1.67	(0.03)		1.97	2.55

Less distributions from:
Net investment income	(0.00)	[4]	(0.26)	(0.25)	(0.24)		(0.19)	(0.18)
Net realized gains	(0.12)		(0.21)	—	—		—	—
Total distributions	(0.12)		(0.47)	(0.25)	(0.24)		(0.19)	(0.18)

Net asset value, end of period	$14.45		$13.54	$12.42	$11.00		$11.27	$9.49
Total return[5]	7.60%		12.89%	15.31%	(0.15)%		20.80%	35.71%

Net assets, end of period (000s)	$1,899		$1,670	$1,312	$1,197		$1,377	$545

Ratios to average net assets:
Gross expenses[6]	2.96%[7]		3.46%	5.20%	3.47%		5.02%	9.80%
Net expenses[6,8,9]	0.26	[7,10]	0.26 [10]	0.25 [10]	0.21	[10,11]	0.17 [11,12,13]	0.28 [13]
Net investment income	1.46	[7]	1.71	2.08	1.83	[3]	1.83	2.85

Portfolio turnover rate	19%		38%	52%	33%		33%	48%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

68	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

QS Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2014[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$14.06	$12.64	$11.19	$11.38	$9.52	$7.08

Income (loss) from operations:
Net investment income	0.06	0.18	0.21	0.19	0.18	0.14
Net realized and unrealized gain (loss)	1.02	1.67	1.43	(0.20)	1.81	2.43
Total income (loss) from operations	1.08	1.85	1.64	(0.01)	1.99	2.57

Less distributions from:
Net investment income	—	(0.21)	(0.19)	(0.18)	(0.13)	(0.13)
Net realized gains	(0.12)	(0.22)	—	—	—	—
Total distributions	(0.12)	(0.43)	(0.19)	(0.18)	(0.13)	(0.13)

Net asset value, end of period	$15.02	$14.06	$12.64	$11.19	$11.38	$9.52
Total return[3]	7.68%	14.71%	14.79%	(0.02)%	20.98%	36.29%

Net assets, end of period (000s)	$2,328	$1,572	$734	$306	$329	$93

Ratios to average net assets:
Gross expenses[4]	3.09%[5]	3.65%	5.99%	4.16%	5.73%	21.22%
Net expenses[4,6,7]	0.56 [5,8]	0.56 [8]	0.55 [8]	0.51 [8,9]	0.41 [9,10,11]	0.57 [11]
Net investment income	0.95 [5]	1.34	1.78	1.72	1.73	1.66

Portfolio turnover rate	16%	46%	48%	31%	23%	55%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	69

Financial highlights (cont’d)

QS Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2014[2]	2014	2013	2012	2011		2010

Net asset value, beginning of period	$14.06	$12.64	$11.19	$11.38	$9.52		$7.07

Income (loss) from operations:
Net investment income	0.01	0.06	0.09	0.08	0.09		0.10
Net realized and unrealized gain (loss)	1.02	1.68	1.46	(0.17)	1.82		2.41
Total income (loss) from operations	1.03	1.74	1.55	(0.09)	1.91		2.51

Less distributions from:
Net investment income	—	(0.10)	(0.10)	(0.10)	(0.05)		(0.06)
Net realized gains	(0.12)	(0.22)	—	—	—		—
Total distributions	(0.12)	(0.32)	(0.10)	(0.10)	(0.05)		(0.06)

Net asset value, end of period	$14.97	$14.06	$12.64	$11.19	$11.38		$9.52
Total return[3]	7.33%	13.85%	13.93%	(0.76)%	20.08%		35.45%

Net assets, end of period (000s)	$1,848	$1,630	$2,291	$2,218	$1,814		$510

Ratios to average net assets:
Gross expenses[4]	3.97%[5]	4.43%	6.51%	4.80%	6.92%		16.39%
Net expenses[4,6,7]	1.32 [5,8]	1.32 [8]	1.30 [8]	1.25 [8,9]	1.16	9,10.11	1.32 [11]
Net investment income	0.12 [5]	0.42	0.80	0.75	0.88		1.09

Portfolio turnover rate	16%	46%	48%	31%	23%		55%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

70	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

QS Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2014[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$14.08	$12.65	$11.20	$11.38	$9.52	$7.08

Income (loss) from operations:
Net investment income	0.06	0.18	0.15	0.11	0.13	0.14
Net realized and unrealized gain (loss)	1.02	1.68	1.49	(0.11)	1.86	2.43
Total income (loss) from operations	1.08	1.86	1.64	(0.00) [3]	1.99	2.57

Less distributions from:
Net investment income	—	(0.21)	(0.19)	(0.18)	(0.13)	(0.13)
Net realized gains	(0.12)	(0.22)	—	—	—	—
Total distributions	(0.12)	(0.43)	(0.19)	(0.18)	(0.13)	(0.13)

Net asset value, end of period	$15.04	$14.08	$12.65	$11.20	$11.38	$9.52
Total return[4]	7.67%	14.78%	14.78%	0.06%	20.95%	36.29%

Net assets, end of period (000s)	$21	$22	$17	$39	$499	$418

Ratios to average net assets:
Gross expenses[5]	3.07%[6]	3.36%	5.21%	3.75%	5.87%	21.67%
Net expenses[5,7,8]	0.56 [6,9]	0.57 [9]	0.56 [9]	0.44 [9,10]	0.43 [10,11,12]	0.57 [12]
Net investment income	0.85 [6]	1.29	1.30	0.91	1.29	1.60

Portfolio turnover rate	16%	46%	48%	31%	23%	55%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]	Amount represents less than $0.01 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	71

Financial highlights (cont’d)

QS Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2014[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$14.08	$12.66	$11.19	$11.38	$9.52	$7.07

Income (loss) from operations:
Net investment income	0.05	0.25	0.09	0.14	0.11	0.12
Net realized and unrealized gain (loss)	1.00	1.57	1.54	(0.18)	1.85	2.44
Total income (loss) from operations	1.05	1.82	1.63	(0.04)	1.96	2.56

Less distributions from:
Net investment income	—	(0.18)	(0.16)	(0.15)	(0.10)	(0.11)
Net realized gains	(0.12)	(0.22)	—	—	—	—
Total distributions	(0.12)	(0.40)	(0.16)	(0.15)	(0.10)	(0.11)

Net asset value, end of period	$15.01	$14.08	$12.66	$11.19	$11.38	$9.52
Total return[3]	7.46%	14.51%	14.59%	(0.27)%	20.65%	36.13%

Net assets, end of period (000s)	$62	$259	$23	$111	$107	$87

Ratios to average net assets:
Gross expenses[4]	3.45%[5]	3.86%	5.42%	3.93%	6.16%	21.73%
Net expenses[4,6,7]	0.82 [5,8]	0.80 [8]	0.77 [8]	0.74 [8,9]	0.68 [9,10,11]	0.82 [11]
Net investment income	0.67 [5]	1.81	0.82	1.21	1.05	1.37

Portfolio turnover rate	16%	46%	48%	31%	23%	55%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

72	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

QS Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2014[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$14.07	$12.64	$11.19	$11.39	$9.53	$7.08

Income (loss) from operations:
Net investment income	0.09	0.22	0.21	0.20	0.16	0.21
Net realized and unrealized gain (loss)	1.01	1.69	1.47	(0.18)	1.86	2.40
Total income from operations	1.10	1.91	1.68	0.02	2.02	2.61

Less distributions from:
Net investment income	—	(0.26)	(0.23)	(0.22)	(0.16)	(0.16)
Net realized gains	(0.12)	(0.22)	—	—	—	—
Total distributions	(0.12)	(0.48)	(0.23)	(0.22)	(0.16)	(0.16)

Net asset value, end of period	$15.05	$14.07	$12.64	$11.19	$11.39	$9.53
Total return[3]	7.82%	15.14%	15.14%	0.24%	21.26%	36.85%

Net assets, end of period (000s)	$2,462	$2,148	$1,776	$1,337	$1,048	$396

Ratios to average net assets:
Gross expenses[4]	2.83%[5]	3.35%	5.27%	3.50%	5.70%	12.52%
Net expenses[4,6,7]	0.27 [5,8]	0.26 [8]	0.25 [8]	0.21 [8,9]	0.16 [9,10,11]	0.27 [11]
Net investment income	1.19 [5]	1.59	1.81	1.79	1.60	2.25

Portfolio turnover rate	16%	46%	48%	31%	23%	55%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	73

Financial highlights (cont’d)

QS Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2014[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$14.09	$12.57	$11.11	$11.36	$9.52	$7.07

Income (loss) from operations:
Net investment income	0.06	0.17	0.20	0.13	0.14	0.15
Net realized and unrealized gain (loss)	1.04	1.65	1.44	(0.21)	1.84	2.43
Total income (loss) from operations	1.10	1.82	1.64	(0.08)	1.98	2.58

Less distributions from:
Net investment income	—	(0.21)	(0.18)	(0.17)	(0.14)	(0.13)
Net realized gains	(0.14)	(0.09)	—	—	—	—
Total distributions	(0.14)	(0.30)	(0.18)	(0.17)	(0.14)	(0.13)

Net asset value, end of period	$15.05	$14.09	$12.57	$11.11	$11.36	$9.52
Total return[3]	7.77%	14.44%	14.86%	(0.60)%	20.82%	36.46%

Net assets, end of period (000s)	$1,434	$998	$631	$369	$229	$129

Ratios to average net assets:
Gross expenses[4]	4.54%[5]	5.60%	9.29%	5.22%	7.43%	21.04%
Net expenses[4,6,7]	0.56 [5,8]	0.56 [8]	0.56 [8]	0.50 [8,9]	0.42 [9,10,11]	0.57 [11]
Net investment income	0.79 [5]	1.25	1.70	1.14	1.37	1.77

Portfolio turnover rate	11%	31%	39%	27%	42%	57%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

74	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

QS Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2014[2]		2014	2013	2012	2011	2010

Net asset value, beginning of period	$14.09		$12.56	$11.11	$11.36	$9.52	$7.06

Income (loss) from operations:
Net investment income	0.00	†	0.05	0.08	0.08	0.07	0.11
Net realized and unrealized gain (loss)	1.04		1.67	1.46	(0.24)	1.83	2.41
Total income (loss) from operations	1.04		1.72	1.54	(0.16)	1.90	2.52

Less distributions from:
Net investment income	—		(0.10)	(0.09)	(0.09)	(0.06)	(0.06)
Net realized gains	(0.14)		(0.09)	—	—	—	—
Total distributions	(0.14)		(0.19)	(0.09)	(0.09)	(0.06)	(0.06)

Net asset value, end of period	$14.99		$14.09	$12.56	$11.11	$11.36	$9.52
Total return[3]	7.35%		13.65%	13.90%	(1.34)%	19.92%	35.64%

Net assets, end of period (000s)	$881		$881	$945	$1,073	$850	$467

Ratios to average net assets:
Gross expenses[4]	5.39%[5]		6.32%	10.01%	6.28%	8.51%	19.33%
Net expenses[4,6,7]	1.31	[5,8]	1.31 [8]	1.31 [8]	1.25 [8,9]	1.17 [9,10,11]	1.32 [11]
Net investment income	0.03	[5]	0.38	0.66	0.70	0.69	1.28

Portfolio turnover rate	11%		31%	39%	27%	42%	57%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

†	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	75

Financial highlights (cont’d)

QS Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2014[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$14.19	$12.65	$11.11	$11.36	$9.52	$7.07

Income (loss) from operations:
Net investment income	0.06	0.16	0.08	0.14	0.13	0.14
Net realized and unrealized gain (loss)	1.04	1.68	1.64	(0.22)	1.85	2.44
Total income (loss) from operations	1.10	1.84	1.72	(0.08)	1.98	2.58

Less distributions from:
Net investment income	—	(0.21)	(0.18)	(0.17)	(0.14)	(0.13)
Net realized gains	(0.14)	(0.09)	—	—	—	—
Total distributions	(0.14)	(0.30)	(0.18)	(0.17)	(0.14)	(0.13)

Net asset value, end of period	$15.15	$14.19	$12.65	$11.11	$11.36	$9.52
Total return[3]	7.72%	14.50%	15.59%	(0.60)%	20.81%	36.46%

Net assets, end of period (000s)	$18	$16	$14	$233	$499	$417

Ratios to average net assets:
Gross expenses[4]	4.23%[5]	5.34%	8.43%	4.88%	7.20%	23.15%
Net expenses[4,6,7]	0.57 [5,8]	0.57 [8]	0.38 [8]	0.49 [8,9]	0.42 [9,10,11]	0.57 [11]
Net investment income	0.78 [5]	1.17	0.70	1.27	1.30	1.60

Portfolio turnover rate	11%	31%	39%	27%	42%	57%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

76	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

QS Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2014[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$14.24	$12.70	$11.11	$11.36	$9.51	$7.07

Income (loss) from operations:
Net investment income	0.05	0.19	0.11	0.13	0.11	0.12
Net realized and unrealized gain (loss)	1.04	1.62	1.63	(0.23)	1.85	2.43
Total income (loss) from operations	1.09	1.81	1.74	(0.10)	1.96	2.55

Less distributions from:
Net investment income	—	(0.18)	(0.15)	(0.15)	(0.11)	(0.11)
Net realized gains	(0.14)	(0.09)	—	—	—	—
Total distributions	(0.14)	(0.27)	(0.15)	(0.15)	(0.11)	(0.11)

Net asset value, end of period	$15.19	$14.24	$12.70	$11.11	$11.36	$9.51
Total return[3]	7.62%	14.26%	15.75%	(0.85)%	20.63%	35.98%

Net assets, end of period (000s)	$160	$116	$22	$116	$112	$91

Ratios to average net assets:
Gross expenses[4]	4.69%[5]	5.53%	8.53%	5.22%	7.47%	23.06%
Net expenses[4,6,7]	0.81 [5,8]	0.75 [8]	0.48 [8]	0.75 [8,9]	0.67 [9,10,11]	0.82 [11]
Net investment income	0.62 [5]	1.38	0.95	1.13	1.06	1.40

Portfolio turnover rate	11%	31%	39%	27%	42%	57%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	77

Financial highlights (cont’d)

QS Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2014[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$14.08	$12.56	$11.10	$11.36	$9.52	$7.07

Income (loss) from operations:
Net investment income	0.08	0.21	0.22	0.18	0.16	0.20
Net realized and unrealized gain (loss)	1.04	1.65	1.46	(0.23)	1.85	2.41
Total income (loss) from operations	1.12	1.86	1.68	(0.05)	2.01	2.61

Less distributions from:
Net investment income	—	(0.25)	(0.22)	(0.21)	(0.17)	(0.16)
Net realized gains	(0.14)	(0.09)	—	—	—	—
Total distributions	(0.14)	(0.34)	(0.22)	(0.21)	(0.17)	(0.16)

Net asset value, end of period	$15.06	$14.08	$12.56	$11.10	$11.36	$9.52
Total return[3]	7.92%	14.89%	15.13%	(0.33)%	21.14%	36.87%

Net assets, end of period (000s)	$1,644	$1,321	$946	$708	$721	$265

Ratios to average net assets:
Gross expenses[4]	4.22%[5]	5.28%	8.66%	4.79%	7.04%	15.57%
Net expenses[4,6,7]	0.26 [5,8]	0.26 [8]	0.26 [8]	0.22 [8,9]	0.16 [9,10,11]	0.27 [11]
Net investment income	1.13 [5]	1.52	1.88	1.67	1.52	2.21

Portfolio turnover rate	11%	31%	39%	27%	42%	57%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

78	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

QS Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2014[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$14.25	$12.63	$11.16	$11.39	$9.51	$7.08

Income (loss) from operations:
Net investment income	0.06	0.17	0.19	0.15	0.17	0.15
Net realized and unrealized gain (loss)	1.07	1.66	1.46	(0.20)	1.84	2.43
Total income (loss) from operations	1.13	1.83	1.65	(0.05)	2.01	2.58

Less distributions from:
Net investment income	—	(0.21)	(0.18)	(0.18)	(0.13)	(0.15)
Net realized gains	(0.02)	—	—	—	—	—
Total distributions	(0.02)	(0.21)	(0.18)	(0.18)	(0.13)	(0.15)

Net asset value, end of period	$15.36	$14.25	$12.63	$11.16	$11.39	$9.51
Total return[3]	7.91%	14.45%	14.83%	(0.38)%	21.14%	36.38%

Net assets, end of period (000s)	$1,862	$1,408	$862	$587	$580	$147

Ratios to average net assets:
Gross expenses[4]	4.16%[5]	5.25%	9.30%	4.68%	8.52%	22.18%
Net expenses[4,6,7]	0.56 [5,8]	0.56 [8]	0.56 [8]	0.50 [8,9]	0.41 [9,10,11]	0.57 [11]
Net investment income	0.81 [5]	1.24	1.60	1.32	1.66	1.67

Portfolio turnover rate	15%	38%	39%	35%	24%	45%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	79

Financial highlights (cont’d)

QS Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2014[2]		2014	2013	2012	2011	2010

Net asset value, beginning of period	$14.26		$12.63	$11.16	$11.39	$9.52	$7.07

Income (loss) from operations:
Net investment income	0.00	†	0.05	0.08	0.08	0.08	0.11
Net realized and unrealized gain (loss)	1.07		1.67	1.47	(0.21)	1.83	2.41
Total income (loss) from operations	1.07		1.72	1.55	(0.13)	1.91	2.52

Less distributions from:
Net investment income	—		(0.09)	(0.08)	(0.10)	(0.04)	(0.07)
Net realized gains	(0.02)		—	—	—	—	—
Total distributions	(0.02)		(0.09)	(0.08)	(0.10)	(0.04)	(0.07)

Net asset value, end of period	$15.31		$14.26	$12.63	$11.16	$11.39	$9.52
Total return[3]	7.49%		13.62%	13.97%	(1.11)%	20.10%	35.67%

Net assets, end of period (000s)	$1,326		$1,154	$1,294	$1,259	$847	$352

Ratios to average net assets:
Gross expenses[4]	5.00%[5]		6.12%	10.24%	5.84%	10.10%	20.80%
Net expenses[4,6,7]	1.31	[5,8]	1.32 [8]	1.31 [8]	1.25 [8,9]	1.17 [9,10,11]	1.33 [11]
Net investment income	0.04	[5]	0.36	0.71	0.68	0.75	1.26

Portfolio turnover rate	15%		38%	39%	35%	24%	45%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

†	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

80	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

QS Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2014[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$14.24	$12.63	$11.15	$11.39	$9.51	$7.08

Income (loss) from operations:
Net investment income	0.06	0.16	0.10	0.12	0.13	0.14
Net realized and unrealized gain (loss)	1.07	1.66	1.56	(0.18)	1.88	2.44
Total income (loss) from operations	1.13	1.82	1.66	(0.06)	2.01	2.58

Less distributions from:
Net investment income	—	(0.21)	(0.18)	(0.18)	(0.13)	(0.15)
Net realized gains	(0.02)	—	—	—	—	—
Total distributions	(0.02)	(0.21)	(0.18)	(0.18)	(0.13)	(0.15)

Net asset value, end of period	$15.35	$14.24	$12.63	$11.15	$11.39	$9.51
Total return[3]	7.92%	14.36%	14.94%	(0.47)%	21.12%	36.38%

Net assets, end of period (000s)	$20	$18	$16	$77	$500	$417

Ratios to average net assets:
Gross expenses[4]	3.86%[5]	5.01%	8.92%	4.44%	8.80%	23.99%
Net expenses[4,6,7]	0.56 [5,8]	0.57 [8]	0.56 [8]	0.49 [8,9]	0.43 [9,10,11]	0.58 [11]
Net investment income	0.80 [5]	1.16	0.89	1.10	1.28	1.58

Portfolio turnover rate	15%	38%	39%	35%	24%	45%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	81

Financial highlights (cont’d)

QS Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2014[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$14.31	$12.70	$11.16	$11.38	$9.51	$7.08

Income (loss) from operations:
Net investment income	0.04	0.24	0.10	0.13	0.10	0.12
Net realized and unrealized gain (loss)	1.08	1.57	1.58	(0.20)	1.87	2.43
Total income (loss) from operations	1.12	1.81	1.68	(0.07)	1.97	2.55

Less distributions from:
Net investment income	—	(0.20)	(0.14)	(0.15)	(0.10)	(0.12)
Net realized gains	(0.02)	—	—	—	—	—
Total distributions	(0.02)	(0.20)	(0.14)	(0.15)	(0.10)	(0.12)

Net asset value, end of period	$15.41	$14.31	$12.70	$11.16	$11.38	$9.51
Total return[3]	7.81%	14.22%	15.18%	(0.54)%	20.71%	36.03%

Net assets, end of period (000s)	$84	$305	$41	$129	$112	$92

Ratios to average net assets:
Gross expenses[4]	4.41%[5]	5.27%	8.94%	4.83%	9.07%	24.07%
Net expenses[4,6,7]	0.82 [5,8]	0.65 [8]	0.60 [8]	0.75 [8,9]	0.67 [9,10,11]	0.82 [11]
Net investment income	0.56 [5]	1.74	0.90	1.15	1.02	1.38

Portfolio turnover rate	15%	38%	39%	35%	24%	45%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

82	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

QS Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2014[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$14.25	$12.63	$11.16	$11.39	$9.52	$7.08

Income (loss) from operations:
Net investment income	0.09	0.23	0.23	0.17	0.15	0.18
Net realized and unrealized gain (loss)	1.06	1.65	1.45	(0.19)	1.88	2.44
Total income (loss) from operations	1.15	1.88	1.68	(0.02)	2.03	2.62

Less distributions from:
Net investment income	—	(0.26)	(0.21)	(0.21)	(0.16)	(0.18)
Net realized gains	(0.02)	—	—	—	—	—
Total distributions	(0.02)	(0.26)	(0.21)	(0.21)	(0.16)	(0.18)

Net asset value, end of period	$15.38	$14.25	$12.63	$11.16	$11.39	$9.52
Total return[3]	8.05%	14.81%	15.18%	(0.05)%	21.30%	36.95%

Net assets, end of period (000s)	$1,308	$950	$508	$294	$288	$158

Ratios to average net assets:
Gross expenses[4]	3.86%[5]	5.01%	8.93%	4.31%	8.70%	19.71%
Net expenses[4,6,7]	0.26 [5,8]	0.26 [8]	0.26 [8]	0.21 [8,9]	0.17 [9,10,11]	0.27 [11]
Net investment income	1.17 [5]	1.67	1.99	1.53	1.50	2.02

Portfolio turnover rate	15%	38%	39%	35%	24%	45%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	83

Financial highlights (cont’d)

QS Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2014[2]	2014	2013	2012		2011		2010

Net asset value, beginning of period	$13.65	$13.51	$12.64	$12.48		$11.14		$8.63

Income from operations:
Net investment income	0.14	0.25	0.32	0.35	[3]	0.50	[3]	0.52	[3]
Net realized and unrealized gain	0.64	0.19	0.86	0.18		1.23		2.41
Total income from operations	0.78	0.44	1.18	0.53		1.73		2.93

Less distributions from:
Net investment income	(0.02)	(0.25)	(0.29)	(0.37)		(0.39)		(0.42)
Net realized gains	(0.06)	(0.05)	(0.02)	—		—		—
Total distributions	(0.08)	(0.30)	(0.31)	(0.37)		(0.39)		(0.42)

Net asset value, end of period	$14.35	$13.65	$13.51	$12.64		$12.48		$11.14
Total return[4]	5.71%	3.20%	9.35%	4.36%		15.56%		34.04%

Net assets, end of period (000s)	$4,681	$4,101	$2,006	$744		$492		$218

Ratios to average net assets:
Gross expenses[5]	2.99%[6]	3.50%	6.57%	5.61%		7.15%		16.53%
Net expenses[5,7,8]	0.58 [6,9]	0.59 [9]	0.59 [9]	0.54	[9,10]	0.45	[10,11,12]	0.61	[12]
Net investment income	1.92 [6]	1.86	2.49	2.79	[3]	4.17	[3]	5.00	[3]

Portfolio turnover rate	13%	50%	47%	56%		50%		53%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

84	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

QS Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2014[2]	2014	2013	2012		2011		2010

Net asset value, beginning of period	$13.69	$13.54	$12.64	$12.48		$11.14		$8.62

Income from operations:
Net investment income	0.08	0.13	0.21	0.25	[3]	0.36	[3]	0.41	[3]
Net realized and unrealized gain	0.64	0.20	0.88	0.18		1.27		2.45
Total income from operations	0.72	0.33	1.09	0.43		1.63		2.86

Less distributions from:
Net investment income	(0.02)	(0.13)	(0.17)	(0.27)		(0.29)		(0.34)
Net realized gains	(0.06)	(0.05)	(0.02)	—		—		—
Total distributions	(0.08)	(0.18)	(0.19)	(0.27)		(0.29)		(0.34)

Net asset value, end of period	$14.33	$13.69	$13.54	$12.64		$12.48		$11.14
Total return[4]	5.25%	2.43%	8.62%	3.51%		14.66%		33.17%

Net assets, end of period (000s)	$1,914	$1,834	$1,886	$1,253		$1,085		$537

Ratios to average net assets:
Gross expenses[5]	3.78%[6]	4.39%	7.36%	6.50%		8.29%		16.94%
Net expenses[5,7,8]	1.33 [6,9]	1.34 [9]	1.34 [9]	1.28	[9,10]	1.20	[10,11,12]	1.37	[12]
Net investment income	1.15 [6]	0.98	1.62	1.99	[3]	3.04	[3]	3.87	[3]

Portfolio turnover rate	13%	50%	47%	56%		50%		53%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	85

Financial highlights (cont’d)

QS Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2014[2]	2014	2013	2012		2011		2010

Net asset value, beginning of period	$13.64	$13.50	$12.63	$12.48		$11.14		$8.63

Income from operations:
Net investment income	0.13	0.25	0.29	0.30	[3]	0.44	[3]	0.46	[3]
Net realized and unrealized gain	0.64	0.19	0.89	0.22		1.28		2.47
Total income from operations	0.77	0.44	1.18	0.52		1.72		2.93

Less distributions from:
Net investment income	(0.02)	(0.25)	(0.29)	(0.37)		(0.38)		(0.42)
Net realized gains	(0.06)	(0.05)	(0.02)	—		—		—
Total distributions	(0.08)	(0.30)	(0.31)	(0.37)		(0.38)		(0.42)

Net asset value, end of period	$14.33	$13.64	$13.50	$12.63		$12.48		$11.14
Total return[4]	5.72%	3.13%	9.36%	4.27%		15.55%		34.04%

Net assets, end of period (000s)	$20	$56	$48	$74		$570		$489

Ratios to average net assets:
Gross expenses[5]	2.65%[6]	3.37%	6.23%	5.20%		7.23%		19.52%
Net expenses[5,7,8]	0.52 [6,9]	0.59 [9]	0.59 [9]	0.50	[9,10]	0.46	[10,11,12]	0.62	[12]
Net investment income	1.84 [6]	1.84	2.22	2.34	[3]	3.68	[3]	4.53	[3]

Portfolio turnover rate	13%	50%	47%	56%		50%		53%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

86	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

QS Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2014[2]	2014	2013	2012		2011		2010

Net asset value, beginning of period	$13.73	$13.60	$12.64	$12.48		$11.14		$8.63

Income from operations:
Net investment income	0.12	0.27	0.24	0.31	[3]	0.41	[3]	0.43	[3]
Net realized and unrealized gain	0.64	0.16	0.97	0.18		1.28		2.48
Total income from operations	0.76	0.43	1.21	0.49		1.69		2.91

Less distributions from:
Net investment income	(0.02)	(0.25)	(0.23)	(0.33)		(0.35)		(0.40)
Net realized gains	(0.06)	(0.05)	(0.02)	—		—		—
Total distributions	(0.08)	(0.30)	(0.25)	(0.33)		(0.35)		(0.40)

Net asset value, end of period	$14.41	$13.73	$13.60	$12.64		$12.48		$11.14
Total return[4]	5.53%	3.12%	9.64%	4.02%		15.25%		33.69%

Net assets, end of period (000s)	$105	$94	$19	$114		$109		$98

Ratios to average net assets:
Gross expenses[5]	3.27%[6]	3.70%	6.12%	5.61%		7.47%		19.78%
Net expenses[5,7,8]	0.83 [6,9]	0.62 [9]	0.70 [9]	0.78	[9,10]	0.71	[10,11,12]	0.87	[12]
Net investment income	1.66 [6]	1.95	1.87	2.45	[3]	3.43	[3]	4.28	[3]

Portfolio turnover rate	13%	50%	47%	56%		50%		53%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	87

Financial highlights (cont’d)

QS Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2014[2]	2014	2013	2012		2011		2010

Net asset value, beginning of period	$13.59	$13.45	$12.62	$12.48		$11.14		$8.63

Income from operations:
Net investment income	0.16	0.28	0.35	0.36	[3]	0.48	[3]	0.51	[3]
Net realized and unrealized gain	0.63	0.20	0.86	0.20		1.28		2.46
Total income from operations	0.79	0.48	1.21	0.56		1.76		2.97

Less distributions from:
Net investment income	(0.02)	(0.29)	(0.36)	(0.42)		(0.42)		(0.46)
Net realized gains	(0.06)	(0.05)	(0.02)	—		—		—
Total distributions	(0.08)	(0.34)	(0.38)	(0.42)		(0.42)		(0.46)

Net asset value, end of period	$14.30	$13.59	$13.45	$12.62		$12.48		$11.14
Total return[4]	5.81%	3.55%	9.70%	4.64%		15.88%		34.45%

Net assets, end of period (000s)	$156	$87	$66	$148		$266		$143

Ratios to average net assets:
Gross expenses[5]	2.73%[6]	3.40%	5.90%	5.34%		6.98%		17.67%
Net expenses[5,7,8]	0.28 [6,9]	0.29 [9]	0.29 [9]	0.23	[9,10]	0.20	[10,11,12]	0.32	[12]
Net investment income	2.35 [6]	2.09	2.67	2.83	[3]	4.00	[3]	4.95	[3]

Portfolio turnover rate	13%	50%	47%	56%		50%		53%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

88	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS Legg Mason Target Retirement 2015 (formerly Legg Mason Target Retirement 2015) (“Retirement 2015”), QS Legg Mason Target Retirement 2020 (formerly Legg Mason Target Retirement 2020) (“Retirement 2020”), QS Legg Mason Target Retirement 2025 (formerly Legg Mason Target Retirement 2025) (“Retirement 2025”), QS Legg Mason Target Retirement 2030 (formerly Legg Mason Target Retirement 2030) (“Retirement 2030”), QS Legg Mason Target Retirement 2035 (formerly Legg Mason Target Retirement 2035) (“Retirement 2035”), QS Legg Mason Target Retirement 2040 (formerly Legg Mason Target Retirement 2040) (“Retirement 2040”), QS Legg Mason Target Retirement 2045 (formerly Legg Mason Target Retirement 2045) (“Retirement 2045”), QS Legg Mason Target Retirement 2050 (formerly Legg Mason Target Retirement 2050) (“Retirement 2050”) and QS Legg Mason Target Retirement Fund (formerly Legg Mason Target Retirement Fund) (“Retirement Fund”) (each, a “Fund” and collectively, the “Funds”) are separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”) or exchange-traded funds that are based on an index and managed by unaffiliated investment advisers. The financial statements and financial highlights for the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s

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Notes to financial statements (unaudited) (cont’d)

last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Retirement 2015

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Investments in underlying funds	$3,920,785	—	—	$3,920,785
Purchased options	21,670	—	—	21,670
Total long-term investments	$3,942,455	—	—	$3,942,455
Short-term investments†	—	$19,000	—	19,000
Total investments	$3,942,455	$19,000	—	$3,961,455

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2020

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$6,188,411	—	—	$6,188,411
Short-term investments†	—	$48,000	—	48,000
Total investments	$6,188,411	$48,000	—	$6,236,411

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2025

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$8,480,622	—	—	$8,480,622
Short-term investments†	—	$350,000	—	350,000
Total investments	$8,480,622	$350,000	—	$8,830,622

†	See Schedules of Investments for additional detailed categorizations.

90	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

Retirement 2030

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$5,529,287	—	—	$5,529,287
Short-term investments†	—	$96,000	—	96,000
Total investments	$5,529,287	$96,000	—	$5,625,287

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2035

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$6,300,825	—	—	$6,300,825
Short-term investments†	—	$36,000	—	36,000
Total investments	$6,300,825	$36,000	—	$6,336,825

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2040

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$6,451,869	—	—	$6,451,869
Short-term investments†	—	$53,000	—	53,000
Total investments	$6,451,869	$53,000	—	$6,504,869

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2045

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$3,989,976	—	—	$3,989,976
Short-term investments†	—	$44,000	—	44,000
Total investments	$3,989,976	$44,000	—	$4,033,976

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2050

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$4,328,890	—	—	$4,328,890
Short-term investments†	—	$94,000	—	94,000
Total investments	$4,328,890	$94,000	—	$4,422,890

†	See Schedules of Investments for additional detailed categorizations.

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	91

Notes to financial statements (unaudited) (cont’d)

Retirement Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$6,573,340	—	—	$6,573,340
Short-term investments†	—	$63,000	—	63,000
Total investments	$6,573,340	$63,000	—	$6,636,340

†	See Schedules of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Funds may enter into repurchase agreements with institutions that their investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Funds acquires a debt security subject to an obligation of the seller to repurchase, and of the Funds to resell, the security at an agreed-upon price and time, thereby determining the yield during the Funds’ holding period. When entering into repurchase agreements, it is the Funds’ policy that its custodian or a third party custodian, acting on the Funds’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Purchased options. When the Funds purchase an option, an amount equal to the premium paid by the Funds is recorded as an investment on the Statements of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Funds realize a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(d) Fund of funds risk. Your cost of investing in the Funds, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Funds’ approval, which could force the Funds to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Funds. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Funds would indirectly bear the costs of these trades without accomplishing any investment purpose.

(e) Foreign investment risks. The Underlying Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The cost of investments sold is determined by use of the specific identification method.

(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(i) Compensating balance arrangements. Each Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on each Fund’s cash on deposit with the bank.

92	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

(j) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2014, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Fund’s investment manager and QS Legg Mason Global Asset Allocation, LLC (formerly Legg Mason Global Asset Allocation, LLC) (“QS LMGAA”) is each Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages each Fund’s cash and short term instruments. Western Asset also manages the assets allocated to the Event Risk Management strategy for each of the Funds, except Retirement Fund, during the “Dynamic Rebalancing Period” (generally, five years before and five years after the target date). LMPFA, QS LMGAA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, each Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of each Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Funds.

QS LMGAA does not receive a fee from the manager (LMPFA). While a Fund is not in the Dynamic Rebalancing Period (generally, five years before and five years after the target date), the sub-advisory fee will be 0.02% of the portion of the Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers and reimbursements. Such fee shall be paid to Western Asset by the manager out of the fee it receives from each Fund. While a Fund is in the Dynamic Rebalancing Period, the sub-advisory fee will be 0.10% of the Fund’s average daily net assets allocated to Western Asset. The fees are calculated daily and paid monthly.

As a result of expense limitation arrangements between each Fund and LMPFA, the ratio of expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of ETFs, to average net assets of each Fund’s Class A, Class C, Class FI, Class R and Class I shares did not exceed 1.15%, 1.90%, 1.15%, 1.40% and 0.85%, respectively. These expense limitation arrangements cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

The expense limitations take into account the expenses of the Underlying Funds and brokerage commissions paid on purchases and sales of shares of ETFs. The expenses of the Underlying Funds are calculated based on an average of the net expense ratio (as shown in the most recent prospectus or shareholder report for each Underlying Fund as of the date of the Funds’ most recent prospectus) of the class of shares of each Underlying Fund held by a Fund, weighted in proportion to each Fund’s investment allocation among the Underlying Funds.

During the six months ended July 31, 2014, fees waived and/or expenses reimbursed amounted to $91,836, $82,600, $88,725, $81,532, $82,800, $82,570, $77,386, $77,831 and $79,355 for Retirement 2015, Retirement 2020, Retirement 2025, Retirement 2030, Retirement 2035, Retirement 2040, Retirement 2045, Retirement 2050 and Retirement Fund, respectively.

The investment manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

For each Fund, there is a maximum initial sales charge of 5.75% for Class A shares. Each Fund has a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. For each Fund, in

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Notes to financial statements (unaudited) (cont’d)

certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate for each Fund. These purchases do not incur an initial sales charge.

For the six months ended July 31, 2014, LMIS and its affiliates retained sales charges of $69, $829, $58, $54, $94, $582, $158 and $77 on sales of the Class A shares of Retirement 2015, Retirement 2020, Retirement 2025, Retirement 2030, Retirement 2035, Retirement 2045, Retirement 2050 and Retirement Fund, respectively. In addition, for the six months ended July 31, 2014, CDSCs paid to LMIS and its affiliates on Class C shares of Retirement 2015 and Retirement 2040 were $29 and $200.

For the six months ended July 31, 2014, LMIS and its affiliates did not retain sales charges for Retirement 2040. In addition, for the six months ended July 31, 2014, there were no CDSCs paid to LMIS and its affiliates for Retirement 2020, Retirement 2025, Retirement 2030, Retirement 2035, Retirement 2045, Retirement 2050 and Retirement Fund, respectively.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended July 31, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Retirement 2015	$800,407	$1,482,261
Retirement 2020	1,632,614	1,297,809
Retirement 2025	1,447,464	1,180,859
Retirement 2030	1,271,855	1,059,706
Retirement 2035	1,411,013	1,160,167
Retirement 2040	1,453,446	1,037,872
Retirement 2045	833,192	426,621
Retirement 2050	856,176	623,491
Retirement Fund	950,722	830,014

At July 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Retirement 2015	$898,735	$(10,388)	$888,347
Retirement 2020	1,528,260	—	1,528,260
Retirement 2025	2,109,502	—	2,109,502
Retirement 2030	1,606,879	—	1,606,879
Retirement 2035	1,758,332	—	1,758,332
Retirement 2040	1,977,808	(592)	1,977,216
Retirement 2045	1,200,078	—	1,200,078
Retirement 2050	1,187,619	—	1,187,619
Retirement Fund	904,385	—	904,385

4. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended July 31, 2014, Retirement 2020, Retirement 2025, Retirement 2030, Retirement 2035, Retirement 2040, Retirement 2045, Retirement 2050, and Retirement Fund did not invest in any derivative instruments.

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at July 31, 2014.

ASSET DERIVATIVES[1]
Retirement 2015	Equity Risk
Purchased options[2]	$21,670

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments in unaffiliated Underlying Funds and investments at value in the Statements of Assets and Liabilities.

94	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on Retirement 2015’s Statement of Operations for the six months ended July 31, 2014. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Retirement 2015	Equity Risk
Purchased options[1]	$(11,742)

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from sale of unaffiliated Underlying Funds and investments in the Statements of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Retirement 2015	Equity Risk
Purchased options[1]	$(6,683)

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from unaffiliated Underlying Funds and investments in the Statements of Operations

During the six months ended July 31, 2014, the volume of derivative activity for Retirement 2015 was as follows:

Retirement 2015	Average Market Value
Purchased options	$19,296

The following table presents by financial instrument, the Funds’ derivative assets net of the related collateral received by Retirement 2015 at July 31, 2014:

Retirement 2015	Gross Amount of Derivative Assets in the Statements of Assets and Liabilities[1]	Collateral Received	Net Amount
Purchased options[2]	$21,670	—	$21,670

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.

[2]	Market value of purchased options is reported in Investments in unaffiliated Underlying Funds and investments at value in the Statements of Assets and Liabilities.

5. Class specific expenses, waivers and/or expense reimbursements

The Funds have adopted a Rule 12b-1 distribution plan and under that plan the Funds pay a service fee with respect to their Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Funds pay a distribution fee with respect to their Class C and Class R shares calculated at the annual rate of 0.75% and 0.25% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

	Service and/or Distribution Fees	Transfer Agent Fees

Retirement 2015
Class A	$2,520	$4,164
Class C	11,304	4,926
Class FI	24	8
Class R	107	97
Class I	—	35
Total	$13,955	$9,230

Retirement 2020
Class A	$3,461	$4,419
Class C	11,709	5,710
Class FI	19	9
Class R	629	611
Class I	—	1,108
Total	$15,818	$11,857

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	95

Notes to financial statements (unaudited) (cont’d)

	Service and/or Distribution Fees	Transfer Agent Fees

Retirement 2025
Class A	$3,575	$5,808
Class C	19,639	8,054
Class FI	20	9
Class R	257	204
Class I	—	2,552
Total	$23,491	$16,627

Retirement 2030
Class A	$2,772	$4,133
Class C	8,093	3,844
Class FI	28	9
Class R	772	637
Class I	—	2,408
Total	$11,665	$11,031

Retirement 2035
Class A	$2,058	$3,224
Class C	12,486	5,486
Class FI	37	7
Class R	446	415
Class I	—	2,917
Total	$15,027	$12,049

Retirement 2040
Class A	$2,511	$3,368
Class C	8,671	3,972
Class FI	26	31
Class R	629	562
Class I	—	3,846
Total	$11,837	$11,779

Retirement 2045
Class A	$1,737	$2,788
Class C	4,299	2,150
Class FI	22	9
Class R	348	210
Class I	—	2,464
Total	$6,406	$7,621

Retirement 2050
Class A	$2,043	$3,111
Class C	6,223	2,933
Class FI	24	9
Class R	733	593
Class I	—	1,805
Total	$9,023	$8,451

Retirement Fund
Class A	$5,523	$7,777
Class C	9,495	3,774
Class FI	45	—
Class R	253	195
Class I	—	199
Total	$15,316	$11,945

96	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

For the six months ended July 31, 2014, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements

Retirement 2015
Class A	$41,660
Class C	46,916
Class FI	368
Class R	889
Class I	2,003
Total	$91,836

Retirement 2020
Class A	$36,287
Class C	32,675
Class FI	185
Class R	3,510
Class I	9,943
Total	$82,600

Retirement 2025
Class A	$30,306
Class C	41,710
Class FI	147
Class R	1,085
Class I	15,477
Total	$88,725

Retirement 2030
Class A	$32,760
Class C	24,627
Class FI	297
Class R	4,602
Class I	19,246
Total	$81,532

Retirement 2035
Class A	$22,244
Class C	34,407
Class FI	350
Class R	2,483
Class I	23,316
Total	$82,800

Retirement 2040
Class A	$25,404
Class C	23,032
Class FI	256
Class R	3,311
Class I	30,567
Total	$82,570

Retirement 2045
Class A	$27,635
Class C	17,521
Class FI	315
Class R	2,695
Class I	29,220
Total	$77,386

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	97

Notes to financial statements (unaudited) (cont’d)

Waivers/Expense Reimbursements

Retirement 2050
Class A	$29,409
Class C	22,943
Class FI	315
Class R	5,261
Class I	19,903
Total	$77,831

Retirement Fund
Class A	$53,050
Class C	23,259
Class FI	378
Class R	1,233
Class I	1,435
Total	$79,355

6. Distributions to shareholders by class

	Six Months Ended July 31, 2014	Year Ended January 31, 2014

Retirement 2015
Net Investment Income:
Class A	$731	$31,416
Class C	848	17,130
Class FI	7	287
Class R	10	655
Class I	59	1,191
Total	$1,655	$50,679

Retirement 2020
Net Investment Income:
Class A	$372	$28,452
Class C	262	20,756
Class FI	2	231
Class R	33	2,984
Class I	91	12,460
Total	$760	$64,883

Net Realized Gains:
Class A	$17,791	$28,700
Class C	12,490	42,889
Class FI	85	240
Class R	1,597	3,331
Class I	4,367	12,124
Total	$36,330	$87,284

Retirement 2025
Net Investment Income:
Class A	—	$39,620
Class C	—	25,091
Class FI	—	234
Class R	—	1,141
Class I	—	26,980
Total	—	$93,066

98	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

	Six Months Ended July 31, 2014	Year Ended January 31, 2014

Retirement 2025 continued
Net Realized Gains:
Class A	$22,058	$49,861
Class C	31,849	72,129
Class FI	132	312
Class R	905	1,793
Class I	12,376	29,902
Total	$67,320	$153,997

Retirement 2030
Net Investment Income:
Class A	$947	$19,274
Class C	637	16,530
Class FI	9	329
Class R	136	4,104
Class I	511	25,187
Total	$2,240	$65,424

Net Realized Gains:
Class A	$20,155	$32,058
Class C	13,565	60,157
Class FI	191	517
Class R	2,905	5,246
Class I	10,881	38,612
Total	$47,697	$136,590

Retirement 2035
Net Investment Income:
Class A	$218	$19,505
Class C	301	21,246
Class FI	4	491
Class R	16	2,991
Class I	228	31,108
Total	$767	$75,341

Net Realized Gains:
Class A	$14,043	$17,301
Class C	19,470	39,423
Class FI	243	457
Class R	1,031	3,260
Class I	14,739	26,753
Total	$49,526	$87,194

Retirement 2040
Net Investment Income:
Class A	—	$20,739
Class C	—	12,797
Class FI	—	331
Class R	—	3,112
Class I	—	40,625
Total	—	$77,604

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	99

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended July 31, 2014	Year Ended January 31, 2014

Retirement 2040 continued
Net Realized Gains:
Class A	$18,190	$23,521
Class C	14,112	30,845
Class FI	164	331
Class R	2,470	1,873
Class I	19,932	34,043
Total	$54,868	$90,613

Retirement 2045
Net Investment Income:
Class A	—	$13,234
Class C	—	6,489
Class FI	—	237
Class R	—	1,452
Class I	—	24,001
Total	—	$45,413

Net Realized Gains:
Class A	$12,725	$4,697
Class C	7,834	6,824
Class FI	157	97
Class R	1,421	387
Class I	14,225	7,809
Total	$36,362	$19,814

Retirement 2050
Net Investment Income:
Class A	—	$19,259
Class C	—	7,718
Class FI	—	260
Class R	—	3,969
Class I	—	16,663
Total	—	$47,869

Net Realized Gains:
Class A	$1,983	—
Class C	1,452	—
Class FI	22	—
Class R	409	—
Class I	1,357	—
Total	$5,223	—

Retirement Fund
Net Investment Income:
Class A	$4,952	$72,519
Class C	2,022	17,967
Class FI	21	986
Class R	109	1,650
Class I	146	1,491
Total	$7,250	$94,613

Net Realized Gains:
Class A	$20,995	$14,389
Class C	8,571	5,806
Class FI	89	186
Class R	464	307
Class I	619	347
Total	$30,738	$21,035

100	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

7. Shares of beneficial interest

At July 31, 2014, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended July 31, 2014		Year Ended January 31, 2014
	Shares	Amount	Shares	Amount

Retirement 2015
Class A
Shares sold	29,039	$373,503	135,629	$1,674,284
Shares issued on reinvestment	55	731	2,507	31,416
Shares repurchased	(62,339)	(810,003)	(72,041)	(887,821)
Net increase (decrease)	(33,245)	$(435,769)	66,095	$817,879

Class C
Shares sold	25,457	$328,046	55,828	$681,770
Shares issued on reinvestment	64	848	1,368	17,118
Shares repurchased	(40,683)	(533,063)	(94,721)	(1,147,904)
Net decrease	(15,162)	$(204,169)	(37,525)	$(449,016)

Class FI
Shares sold	27	$354	2	$30
Shares issued on reinvestment	1	7	23	287
Shares repurchased	(1)	(5)	—	—
Net increase	27	$356	25	$317

Class R
Shares sold	144	$1,891	2,344	$28,998
Shares issued on reinvestment	1	8	22	273
Shares repurchased	(2,277)	(29,511)	—	—
Net increase (decrease)	(2,132)	$(27,612)	2,366	$29,271

Class I
Shares sold	12,939	$170,243	5,726	$69,591
Shares issued on reinvestment	1	12	3	37
Shares repurchased	(4,643)	(61,621)	(8,359)	(100,189)
Net increase (decrease)	8,297	$108,634	(2,630)	$(30,561)

Retirement 2020
Class A
Shares sold	118,592	$1,653,523	113,945	$1,524,051
Shares issued on reinvestment	1,269	18,160	4,249	57,152
Shares repurchased	(35,518)	(497,482)	(67,451)	(902,871)
Net increase	84,343	$1,174,201	50,743	$678,332

Class C
Shares sold	25,832	$360,888	85,776	$1,132,178
Shares issued on reinvestment	845	12,057	4,591	61,397
Shares repurchased	(79,391)	(1,100,682)	(87,553)	(1,158,078)
Net increase (decrease)	(52,714)	$(727,737)	2,814	$35,497

Class FI
Shares issued on reinvestment	6	$87	34	$471
Net increase	6	$87	34	$471

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	101

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended July 31, 2014		Year Ended January 31, 2014
	Shares	Amount	Shares	Amount

Retirement 2020 continued
Class R
Shares sold	3,598	$50,103	11,580	$150,928
Shares issued on reinvestment	40	567	259	3,457
Shares repurchased	(10,093)	(145,628)	(7,011)	(96,667)
Net increase (decrease)	(6,455)	$(94,958)	4,828	$57,718

Class I
Shares sold	9,393	$131,866	12,234	$162,419
Shares issued on reinvestment	30	431	144	1,933
Shares repurchased	(2,191)	(31,214)	(27,800)	(360,000)
Net increase (decrease)	7,232	$101,083	(15,422)	$(195,648)

Retirement 2025
Class A
Shares sold	59,319	$833,292	101,339	$1,347,350
Shares issued on reinvestment	1,538	22,058	6,625	89,481
Shares repurchased	(53,012)	(746,920)	(62,299)	(818,534)
Net increase	7,845	$108,430	45,665	$618,297

Class C
Shares sold	56,978	$792,251	77,293	$1,021,209
Shares issued on reinvestment	2,043	29,236	6,741	90,260
Shares repurchased	(39,349)	(545,273)	(131,745)	(1,737,684)
Net increase (decrease)	19,672	$276,214	(47,711)	$(626,215)

Class FI
Shares issued on reinvestment	10	$132	40	$546
Net increase	10	$132	40	$546

Class R
Shares sold	1,463	$20,769	1,168	$15,523
Shares issued on reinvestment	13	189	54	724
Shares repurchased	(63)	(880)	(196)	(2,644)
Net increase	1,413	$20,078	1,026	$13,603

Class I
Shares sold	17,566	$248,310	23,593	$314,789
Shares issued on reinvestment	23	325	49	654
Shares repurchased	(1,870)	(26,636)	(24,295)	(328,394)
Net increase (decrease)	15,719	$221,999	(653)	$(12,951)

Retirement 2030
Class A
Shares sold	80,018	$1,082,604	67,658	$894,446
Shares issued on reinvestment	1,489	21,100	3,892	51,320
Shares repurchased	(20,662)	(286,193)	(21,935)	(288,467)
Net increase	60,845	$817,511	49,615	$657,299

Class C
Shares sold	51,582	$712,413	71,876	$928,984
Shares issued on reinvestment	925	13,066	5,564	72,549
Shares repurchased	(73,917)	(993,270)	(116,067)	(1,513,848)
Net decrease	(21,410)	$(267,791)	(38,627)	$(512,315)

Class FI
Shares sold	14	$200	220	$3,000
Shares issued on reinvestment	14	199	65	846
Net increase	28	$399	285	$3,846

102	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

	Six Months Ended July 31, 2014		Year Ended January 31, 2014
	Shares	Amount	Shares	Amount

Retirement 2030 continued
Class R
Shares sold	1,478	$20,691	16,365	$209,252
Shares issued on reinvestment	64	909	276	3,645
Shares repurchased	(14,432)	(206,140)	(889)	(11,864)
Net increase (decrease)	(12,890)	$(184,540)	15,752	$201,033

Class I
Shares sold	12,790	$179,054	30,009	$390,574
Shares issued on reinvestment	3	42	6	85
Shares repurchased	(13,140)	(180,974)	(35,700)	(468,625)
Net decrease	(347)	$(1,878)	(5,685)	$(77,966)

Retirement 2035
Class A
Shares sold	77,105	$1,109,719	55,511	$736,368
Shares issued on reinvestment	904	13,129	2,722	36,806
Shares repurchased	(33,867)	(488,318)	(23,410)	(305,163)
Net increase	44,142	$634,530	34,823	$468,011

Class C
Shares sold	30,123	$427,796	82,664	$1,077,048
Shares issued on reinvestment	1,339	19,393	4,478	59,693
Shares repurchased	(45,722)	(653,072)	(96,559)	(1,259,961)
Net decrease	(14,260)	$(205,883)	(9,417)	$(123,220)

Class FI
Shares sold	—	—	219	$2,878
Shares issued on reinvestment	17	$246	70	948
Shares repurchased	(231)	(3,218)	(12)	(158)
Net increase (decrease)	(214)	$(2,972)	277	$3,668

Class R
Shares sold	2,206	$31,582	3,753	$49,476
Shares issued on reinvestment	12	175	41	557
Shares repurchased	(9,850)	(140,703)	(1,683)	(22,177)
Net increase (decrease)	(7,632)	$(108,946)	2,111	$27,856

Class I
Shares sold	27,043	$389,778	47,746	$627,639
Shares issued on reinvestment	11	156	30	410
Shares repurchased	(18,893)	(267,390)	(30,072)	(393,719)
Net increase	8,161	$122,544	17,704	$234,330

Retirement 2040
Class A
Shares sold	68,056	$1,004,627	113,184	$1,522,226
Shares issued on reinvestment	1,202	18,173	3,084	43,233
Shares repurchased	(26,078)	(388,122)	(62,582)	(856,905)
Net increase	43,180	$634,678	53,686	$708,554

Class C
Shares sold	38,826	$574,839	65,806	$878,988
Shares issued on reinvestment	853	12,861	3,035	41,995
Shares repurchased	(32,080)	(470,869)	(134,220)	(1,785,282)
Net increase (decrease)	7,599	$116,831	(65,379)	$(864,299)

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	103

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended July 31, 2014		Year Ended January 31, 2014
	Shares	Amount	Shares	Amount

Retirement 2040 continued
Class FI
Shares sold	—	—	211	$2,842
Shares issued on reinvestment	11	$164	46	662
Shares repurchased	(217)	(3,150)	—	—
Net increase (decrease)	(206)	$(2,986)	257	$3,504

Class R
Shares sold	2,643	$39,094	16,508	$223,270
Shares issued on reinvestment	30	454	81	1,138
Shares repurchased	(16,939)	(259,237)	(14)	(204)
Net increase (decrease)	(14,266)	$(219,689)	16,575	$224,204

Class I
Shares sold	28,704	$424,174	43,643	$594,143
Shares issued on reinvestment	66	995	41	571
Shares repurchased	(17,862)	(265,733)	(31,446)	(433,857)
Net increase	10,908	$159,436	12,238	$160,857

Retirement 2045
Class A
Shares sold	45,589	$657,826	35,080	$480,653
Shares issued on reinvestment	840	12,725	1,262	17,931
Shares repurchased	(21,921)	(326,024)	(15,752)	(210,334)
Net increase	24,508	$344,527	20,590	$288,250

Class C
Shares sold	12,909	$191,844	40,201	$535,920
Shares issued on reinvestment	506	7,635	941	13,072
Shares repurchased	(17,137)	(249,246)	(53,838)	(731,993)
Net decrease	(3,722)	$(49,767)	(12,696)	$(183,001)

Class FI
Shares issued on reinvestment	11	$157	23	$334
Net increase	11	$157	23	$334

Class R
Shares sold	2,322	$34,917	8,318	$114,084
Shares issued on reinvestment	70	1,067	91	1,315
Shares repurchased	—	—	(1,966)	(26,798)
Net increase	2,392	$35,984	6,443	$88,601

Class I
Shares sold	21,020	$312,229	36,446	$494,794
Shares issued on reinvestment	41	630	97	1,375
Shares repurchased	(5,742)	(84,949)	(18,087)	(253,469)
Net increase	15,319	$227,910	18,456	$242,700

Retirement 2050
Class A
Shares sold	33,014	$495,555	43,915	$602,197
Shares issued on reinvestment	129	1,982	1,320	19,259
Shares repurchased	(10,698)	(160,851)	(14,643)	(205,645)
Net increase	22,445	$336,686	30,592	$415,811

Class C
Shares sold	24,988	$376,694	62,787	$855,488
Shares issued on reinvestment	83	1,272	484	7,074
Shares repurchased	(19,369)	(291,333)	(84,749)	(1,150,749)
Net increase (decrease)	5,702	$86,633	(21,478)	$(288,187)

104	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

	Six Months Ended July 31, 2014			Year Ended January 31, 2014
	Shares		Amount	Shares	Amount

Retirement 2050 continued
Class FI
Shares issued on reinvestment	1		$22	19	$260
Net increase	1		$22	19	$260

Class R
Shares sold	2,276		$34,304	18,045	$246,464
Shares issued on reinvestment	4		69	47	689
Shares repurchased	(18,099)		(283,759)	(48)	(666)
Net increase (decrease)	(15,819)		$(249,386)	18,044	$246,487

Class I
Shares sold	28,361		$429,873	44,061	$607,370
Shares issued on reinvestment	0	†	5	1	21
Shares repurchased	(10,039)		(151,634)	(17,543)	(239,746)
Net increase	18,322		$278,244	26,519	$367,645

Retirement Fund
Class A
Shares sold	51,916		$735,317	244,567	$3,312,457
Shares issued on reinvestment	1,666		23,965	5,844	80,242
Shares repurchased	(27,652)		(391,273)	(98,522)	(1,345,762)
Net increase	25,930		$368,009	151,889	$2,046,937

Class C
Shares sold	21,051		$299,292	88,465	$1,211,440
Shares issued on reinvestment	727		10,460	1,708	23,464
Shares repurchased	(22,211)		(316,627)	(95,503)	(1,303,282)
Net decrease	(433)		$(6,875)	(5,330)	$(68,378)

Class FI
Shares sold	48		$675	2,428	$33,296
Shares issued on reinvestment	8		110	85	1,172
Shares repurchased	(2,812)		(39,570)	(1,891)	(25,646)
Net increase (decrease)	(2,756)		$(38,785)	622	$8,822

Class R
Shares sold	440		$6,210	5,297	$74,385
Shares issued on reinvestment	39		573	142	1,957
Shares repurchased	—		—	—	—
Net increase	479		$6,783	5,439	$76,342

Class I
Shares sold	5,452		$77,558	7,997	$109,682
Shares issued on reinvestment	17		243	20	271
Shares repurchased	(972)		(13,865)	(6,540)	(89,776)
Net increase	4,497		$63,936	1,477	$20,177

†	Amount represents less than 1 share.

8. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Funds. Based on the Funds’ relative

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	105

Notes to financial statements (unaudited) (cont’d)

ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the six months ended July 31, 2014. The following transactions were effected in shares of such Underlying Funds for the six months ended July 31, 2014.

	Affiliate Value at January 31, 2014	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Affiliate Value at July 31, 2014	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Retirement 2015		Cost	Shares	Cost	Shares
Legg Mason BW Diversified Large Cap Value Fund	$126,753	$14,500	766	$42,411	2,333	—	$107,779	$3,789
Legg Mason BW Global Opportunities Bond Fund	554,758	92,326	8,165	157,983	14,191	$6,926	524,191	2,417
QS Batterymarch Emerging Markets Fund	113,116	11,000	587	40,548	2,106	—	97,593	952
QS Batterymarch International Equity Fund	287,352	50,144	3,356	111,241	7,634	544	240,283	5,859
QS Legg Mason Strategic Real Return Fund	217,577	27,500	1,903	54,074	3,777	—	202,608	1,026
ClearBridge Aggressive Growth Fund	127,109	22,600	110	44,485	253	—	109,586	10,215
ClearBridge Appreciation Fund	127,072	17,300	890	42,752	2,312	—	108,170	3,448
ClearBridge International Value Fund	286,877	49,400	4,317	100,015	9,013	—	239,989	4,185
QS Batterymarch U.S. Large Cap Equity Fund	126,867	20,100	1,285	44,628	3,136	—	107,997	6,372
Royce Value Fund	134,897	19,500	1,465	45,919	3,464	—	114,270	1,181
Western Asset Core Bond Fund	1,022,877	298,753	24,510	321,880	26,574	16,053	1,018,077	1,720
Western Asset High Yield Fund	108,571	14,742	1,594	22,275	2,420	3,342	101,939	125
	$3,233,826	$637,865		$1,028,211		$26,865	$2,972,482	$41,289

	Affiliate Value at January 31, 2014	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Affiliate Value at July 31, 2014	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Retirement 2020		Cost	Shares	Cost	Shares
Legg Mason BW Diversified Large Cap Value Fund	$187,879	$34,300	1,777	$42,283	2,212	—	$197,263	$2,117
Legg Mason BW Global Opportunities Bond Fund	683,498	234,944	20,646	136,403	12,061	$9,644	828,974	797
QS Batterymarch Emerging Markets Fund	153,348	37,700	1,993	49,760	2,544	—	162,967	540
QS Batterymarch International Equity Fund	402,180	99,466	6,603	100,568	6,660	866	426,806	1,732
QS Legg Mason Strategic Real Return Fund	275,852	58,300	4,021	34,146	2,359	—	315,661	454
ClearBridge Aggressive Growth Fund	188,421	51,400	248	56,819	286	—	200,710	5,281
ClearBridge Appreciation Fund	188,419	40,200	2,061	44,461	2,289	—	197,890	1,539
ClearBridge International Value Fund	401,490	105,600	9,180	88,519	7,656	—	427,427	(119)
QS Batterymarch U.S. Large Cap Equity Fund	188,154	40,300	2,526	47,017	2,976	—	197,707	1,983
Royce Value Fund	169,950	44,700	3,340	44,586	3,316	—	178,078	1,114
Western Asset Core Bond Fund	1,055,226	511,251	41,930	236,117	19,402	18,151	1,352,084	183
Western Asset High Yield Fund	70,423	16,266	1,757	3,294	356	2,366	83,901	6
	$3,964,840	$1,274,427		$883,973		$31,027	$4,569,468	$15,627

106	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

	Affiliate Value at January 31, 2014	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Affiliate Value at July 31, 2014	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Retirement 2025		Cost	Shares	Cost	Shares
Legg Mason BW Diversified Large Cap Value Fund	$316,671	$40,500	2,172	$62,581	3,407	—	$322,537	$4,719
Legg Mason BW Global Opportunities Bond Fund	917,333	291,654	25,613	95,998	8,635	$12,354	1,174,999	702
QS Batterymarch Emerging Markets Fund	200,282	16,700	902	39,543	1,930	—	206,569	(1,143)
QS Batterymarch International Equity Fund	610,265	90,592	6,099	111,070	7,487	1,192	627,777	3,130
QS Legg Mason Strategic Real Return Fund	386,007	34,000	2,394	23,723	1,655	—	418,607	177
ClearBridge Aggressive Growth Fund	317,668	56,100	277	71,243	387	—	328,183	11,857
ClearBridge Appreciation Fund	317,638	39,200	2,064	55,393	2,945	—	323,680	3,307
ClearBridge International Value Fund	609,207	99,100	8,687	93,165	8,128	—	628,734	635
QS Batterymarch U.S. Large Cap Equity Fund	317,182	41,600	2,697	55,784	4,070	—	323,241	10,416
Western Asset Emerging Markets Debt Fund	56,212	3,886	750	2,593	505	1,186	62,008	107
Royce Value Fund	237,566	37,900	2,894	45,594	3,461	—	240,881	1,506
Western Asset Core Bond Fund	1,028,582	437,122	35,845	95,319	7,880	17,322	1,391,440	81
Western Asset High Yield Fund	32,635	2,771	302	300	32	1,071	35,395	—
	$5,347,248	$1,191,125		$752,306		$33,125	$6,084,051	$35,494

	Affiliate Value at January 31, 2014	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Affiliate Value at July 31, 2014	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Retirement 2030		Cost	Shares	Cost	Shares
Legg Mason BW Diversified Large Cap Value Fund	$246,516	$56,100	2,965	$52,610	2,791	—	$273,637	$1,290
Legg Mason BW Global Opportunities Bond Fund	619,720	243,715	21,643	158,096	14,157	$8,515	748,220	204
QS Batterymarch Emerging Markets Fund	98,634	17,700	955	20,194	977	—	111,561	(1,594)
QS Batterymarch International Equity Fund	408,817	92,432	6,172	76,296	5,070	832	451,553	304
ClearBridge Aggressive Growth Fund	247,218	59,100	289	56,909	285	—	274,884	3,591
ClearBridge Appreciation Fund	247,195	57,600	2,997	49,905	2,598	—	273,535	795
ClearBridge International Value Fund	408,165	95,400	8,307	66,925	5,806	—	445,298	75
QS Batterymarch U.S. Large Cap Equity Fund	246,891	57,900	3,707	52,143	3,452	—	273,268	2,757
Western Asset Emerging Markets Debt Fund	128,231	28,915	5,510	24,436	4,679	2,715	142,939	264
Royce Value Fund	152,975	33,200	2,500	28,456	2,137	—	164,879	644
Western Asset Core Bond Fund	511,304	161,270	13,325	113,328	9,369	8,570	569,957	172
Western Asset High Yield Fund	30,662	5,811	630	2,794	303	1,011	33,928	6
	$3,346,328	$909,143		$702,092		$21,643	$3,763,659	$8,508

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	107

Notes to financial statements (unaudited) (cont’d)

	Affiliate Value at January 31, 2014	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Affiliate Value at July 31, 2014	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Retirement 2035		Cost	Shares	Cost	Shares
Legg Mason BW Diversified Large Cap Value Fund	$341,927	$71,700	3,685	$70,116	3,677	—	$374,916	$1,384
Legg Mason BW Global Opportunities Bond Fund	349,121	94,145	8,322	69,941	6,005	$4,745	399,775	(2,441)
QS Batterymarch Emerging Markets Fund	71,393	14,600	756	18,584	893	—	78,292	(1,084)
QS Batterymarch International Equity Fund	484,803	138,712	9,180	116,691	7,777	912	536,955	809
ClearBridge Aggressive Growth Fund	342,992	82,600	399	85,587	426	—	374,468	3,813
ClearBridge Appreciation Fund	342,966	75,400	3,845	68,112	3,517	—	375,006	688
ClearBridge International Value Fund	483,987	155,200	13,459	112,163	9,791	—	535,969	737
QS Batterymarch U.S. Large Cap Equity Fund	342,506	71,000	4,435	65,182	4,336	—	374,933	4,118
Western Asset Emerging Markets Debt Fund	255,438	64,844	12,055	45,270	8,316	5,444	296,054	(970)
Royce Value Fund	173,995	36,500	2,707	24,323	1,829	—	193,782	477
Western Asset Core Bond Fund	383,231	118,087	9,703	69,210	5,709	6,287	439,777	190
Western Asset High Yield Fund	74,505	17,498	1,886	7,774	842	2,398	84,744	26
	$3,646,864	$940,286		$752,953		$19,786	$4,064,671	$7,747

	Affiliate Value at January 31, 2014	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Affiliate Value at July 31, 2014	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Retirement 2040		Cost	Shares	Cost	Shares
Legg Mason BW Diversified Large Cap Value Fund	$436,313	$102,000	5,341	$87,870	4,577	—	$493,364	$1,730
QS Batterymarch Emerging Markets Fund	54,537	9,200	488	9,441	495	—	61,799	359
QS Batterymarch International Equity Fund	494,419	132,264	8,780	94,732	6,246	$1,064	564,439	768
ClearBridge Aggressive Growth Fund	437,635	108,800	528	100,747	495	—	492,667	5,653
ClearBridge Appreciation Fund	437,598	102,200	5,251	80,007	4,086	—	493,351	1,193
ClearBridge International Value Fund	493,538	146,600	12,738	87,099	7,502	—	563,452	(199)
QS Batterymarch U.S. Large Cap Equity Fund	437,042	105,500	6,692	88,982	5,656	—	493,296	2,318
Western Asset Emerging Markets Debt Fund	226,219	70,623	13,358	46,497	8,697	5,123	269,515	(397)
Royce Value Fund	174,275	40,900	3,060	22,850	1,698	—	200,563	450
Western Asset Core Bond Fund	138,349	46,012	3,795	22,722	1,876	2,412	164,609	78
Western Asset High Yield Fund	—	68,548	7,403	—	—	48	67,956	—
	$3,329,925	$932,647		$640,947		$8,647	$3,865,011	$11,953

	Affiliate Value at January 31, 2014	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Affiliate Value at July 31, 2014	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Retirement 2045		Cost	Shares	Cost	Shares
Legg Mason BW Diversified Large Cap Value Fund	$255,550	$59,200	3,159	$57,490	3,041	—	$282,405	$1,810
QS Batterymarch Emerging Markets Fund	91,983	21,400	1,149	21,467	1,076	—	105,961	(467)
QS Batterymarch International Equity Fund	243,401	68,220	4,599	32,408	2,155	$520	296,139	(8)
ClearBridge Aggressive Growth Fund	256,255	65,200	323	42,890	211	—	308,724	1,310
ClearBridge Appreciation Fund	256,283	59,200	3,105	27,221	1,401	—	309,302	(21)
ClearBridge International Value Fund	242,984	72,200	6,338	31,289	2,705	—	289,348	(189)
QS Batterymarch U.S. Large Cap Equity Fund	255,910	56,800	3,676	28,649	1,823	—	309,228	251
Western Asset Emerging Markets Debt Fund	111,598	32,630	6,174	16,177	2,939	2,530	138,038	(477)
Royce Value Fund	154,258	38,000	2,903	16,747	1,251	—	183,512	53
Western Asset Core Bond Fund	102,303	33,625	2,775	14,165	1,157	1,825	124,146	(64)
	$1,970,525	$506,475		$288,503		$4,875	$2,346,803	$2,198

108	QS Legg Mason Target Retirement Series 2014 Semi-Annual Report

	Affiliate Value at January 31, 2014	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Affiliate Value at July 31, 2014	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Retirement 2050		Cost	Shares	Cost	Shares
Legg Mason BW Diversified Large Cap Value Fund	$292,339	$57,600	3,024	$45,222	2,345	—	$333,895	$978
QS Batterymarch Emerging Markets Fund	105,275	22,400	1,187	21,172	1,039	—	122,563	(672)
QS Batterymarch International Equity Fund	278,427	67,788	4,528	48,339	3,186	$588	316,562	661
ClearBridge Aggressive Growth Fund	293,225	66,800	326	57,571	280	—	335,367	2,429
ClearBridge Appreciation Fund	293,145	60,300	3,111	42,478	2,166	—	333,782	822
ClearBridge International Value Fund	277,988	70,700	6,160	42,730	3,673	—	312,142	270
QS Batterymarch U.S. Large Cap Equity Fund	292,726	58,200	3,702	44,786	2,818	—	333,512	1,114
Western Asset Emerging Markets Debt Fund	127,685	27,960	5,273	20,547	3,705	2,860	146,356	(647)
Royce Value Fund	176,434	37,000	2,787	26,474	1,955	—	195,721	626
Western Asset Core Bond Fund	117,116	31,722	2,617	17,317	1,411	2,022	134,226	(117)
	$2,254,360	$500,470		$366,636		$5,470	$2,564,126	$5,464

	Affiliate Value at January 31, 2014	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Affiliate Value at July 31, 2014	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Retirement Fund		Cost	Shares	Cost	Shares
Legg Mason BW Diversified Large Cap Value Fund	$80,976	$7,400	384	$22,109	1,190	—	$72,721	$1,391
Legg Mason BW Global Opportunities Bond Fund	826,580	91,642	8,142	65,930	5,905	$10,942	909,335	70
QS Batterymarch Emerging Markets Fund	126,510	14,200	760	35,230	1,853	—	121,476	1,570
QS Batterymarch International Equity Fund	271,022	42,237	2,820	70,220	4,752	537	258,737	1,980
QS Legg Mason Strategic Real Return Fund	307,962	26,000	1,790	12,327	864	—	338,868	73
ClearBridge Aggressive Growth Fund	81,220	9,900	48	24,114	128	—	72,612	3,886
ClearBridge Appreciation Fund	81,257	4,900	254	18,401	981	—	72,799	1,099
ClearBridge International Value Fund	270,624	41,800	3,630	59,647	5,236	—	258,333	153
QS Batterymarch U.S. Large Cap Equity Fund	81,137	9,500	602	23,379	1,565	—	72,689	2,021
Royce Value Fund	195,407	27,000	2,032	40,382	3,033	—	190,949	318
Western Asset Core Bond Fund	2,324,694	471,887	38,797	173,562	14,380	38,186	2,670,060	737
Western Asset High Yield Fund	407,036	52,982	5,727	13,857	1,502	13,182	449,393	43
	$5,054,425	$799,448		$559,158		$62,847	$5,487,972	$13,341

9. Deferred capital losses

As of January 31, 2014, Retirement 2015 had deferred capital losses of $37,707, which have no expiration date, that will be available to offset future taxable capital gains.

10. Subsequent event

The Funds’ Board of Trustees has determined that it is in the best interests of the Funds and their respective shareholders to terminate the Funds. The Funds are expected to cease operations during the fourth quarter of 2014. In preparation for the termination of the Funds, and at the discretion of fund management, the assets of the Funds will be liquidated and the Funds will cease to pursue their investment objectives.

QS Legg Mason Target Retirement Series 2014 Semi-Annual Report	109

QS Legg Mason

Target Retirement Series

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten*

Kenneth D. Fuller

President

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

QS Legg Mason Global Asset Allocation, LLC

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

*	Effective April 1, 2014, Ms. Duersten became a Trustee.

QS Legg Mason Target Retirement Series

QS Legg Mason Target Retirement 2015

QS Legg Mason Target Retirement 2020

QS Legg Mason Target Retirement 2025

QS Legg Mason Target Retirement 2030

QS Legg Mason Target Retirement 2035

QS Legg Mason Target Retirement 2040

QS Legg Mason Target Retirement 2045

QS Legg Mason Target Retirement 2050

QS Legg Mason Target Retirement Fund

The Funds are separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

QS Legg Mason Target Retirement Series

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on the Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Funds at 1-877-721-1926.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Funds at 1-877-721-1926, (2) on the Funds’ website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS Legg Mason Target Retirement Series. This report is not authorized for distribution to prospective investors in QS Legg Mason Target Retirement Series unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before you invest.

www.leggmason.com/individualinvestors

©2014 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2014 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX011995 9/14 SR14-2293

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:   September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:   September 23, 2014

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:   September 23, 2014